UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03919
Name of Registrant: Vanguard STAR Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2013
Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.1%)
Vanguard Windsor II Fund Investor Shares	66,642,418	2,329,153
Vanguard Windsor Fund Investor Shares	68,439,202	1,272,969
Vanguard Morgan Growth Fund Investor Shares	42,467,771	1,004,363
Vanguard US Growth Fund Investor Shares	40,228,544	1,003,702
Vanguard PRIMECAP Fund Investor Shares	11,752,206	999,760
Vanguard Explorer Fund Investor Shares	6,306,916	635,043
		7,244,990
International Stock Funds (18.9%)
Vanguard International Growth Fund Investor Shares	74,966,934	1,559,312
Vanguard International Value Fund	45,929,395	1,544,606
		3,103,918
U.S. Bond Funds (37.0%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	189,481,254	2,025,555
Vanguard Long-Term Investment-Grade Fund Investor Shares	204,442,416	2,019,891
Vanguard GNMA Fund Investor Shares	193,403,844	2,019,136
		6,064,582
Total Investment Companies (Cost $11,456,218)		16,413,490
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.124% (Cost $665)	665,000	665
Total Investments (100.0%) (Cost $11,456,883)		16,414,155
Other Assets and Liabilities-Net (0.0%)		1,067
Net Assets (100%)		16,415,222
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2013, the cost of investment securities for tax purposes was $11,456,883,000. Net unrealized appreciation of investment securities for tax purposes was $4,957,272,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Total International Stock Index Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (5.6%)
Commonwealth Bank of Australia	8,218,232	547,793
BHP Billiton Ltd.	16,389,581	512,417
Westpac Banking Corp.	15,729,877	436,360
Australia & New Zealand Banking Group Ltd.	13,870,762	370,596
National Australia Bank Ltd.	11,732,198	329,205
Wesfarmers Ltd.	5,807,419	211,666
Woolworths Ltd.	6,265,863	187,641
CSL Ltd.	2,616,778	155,291
Rio Tinto Ltd.	2,226,738	115,159
Westfield Group	10,590,857	106,817
Woodside Petroleum Ltd.	3,152,922	106,467
Telstra Corp. Ltd.	22,377,985	100,269
QBE Insurance Group Ltd.	6,109,129	90,225
Suncorp Group Ltd.	6,575,106	75,639
Macquarie Group Ltd.	1,733,820	68,337
Brambles Ltd.	7,919,474	64,570
AMP Ltd.	14,940,871	60,667
Santos Ltd.	4,869,718	59,754
Origin Energy Ltd.	5,538,395	59,437
Amcor Ltd.	6,154,363	58,488
Insurance Australia Group Ltd.	10,568,018	55,171
Transurban Group	7,450,549	45,379
Oil Search Ltd.	5,824,441	42,373
Newcrest Mining Ltd.	3,779,516	41,631
Aurizon Holdings Ltd.	10,017,814	40,862
Westfield Retail Trust	14,507,290	39,210
Stockland	11,785,557	37,912
Goodman Group	8,763,496	37,152
AGL Energy Ltd.	2,811,873	36,758
Coca-Cola Amatil Ltd.	2,796,871	32,282
ASX Ltd.	980,413	30,670
Orica Ltd.	1,853,318	30,111
Mirvac Group	18,642,705	27,467
Fortescue Metals Group Ltd.	8,168,712	26,820
GPT Group	8,011,548	26,342
Sonic Healthcare Ltd.	1,945,514	25,036
Crown Ltd.	2,088,352	24,010
Asciano Ltd.	4,975,562	22,700
^ APA Group	4,123,206	22,238
Computershare Ltd.	2,517,171	22,131
Ramsay Health Care Ltd.	660,498	21,852
WorleyParsons Ltd.	1,101,896	21,801
Lend Lease Group	2,741,647	21,595
Dexus Property Group	22,684,078	21,382
Iluka Resources Ltd.	2,141,336	21,174
Tatts Group Ltd.	7,062,528	20,245

	Bendigo and Adelaide Bank Ltd.	2,059,881	19,761
	Incitec Pivot Ltd.	8,252,387	19,501
	James Hardie Industries plc	2,242,337	18,626
	CFS Retail Property Trust Group	10,027,746	18,471
	Toll Holdings Ltd.	3,427,344	16,406
	Cochlear Ltd.	290,766	15,955
	Boral Ltd.	3,925,740	14,952
	Seek Ltd.	1,705,623	14,454
^	ALS Ltd.	1,891,490	14,416
	Treasury Wine Estates Ltd.	3,269,845	14,011
	Metcash Ltd.	4,516,581	13,999
	Federation Centres Ltd.	6,609,760	13,910
*	BlueScope Steel Ltd.	2,833,376	13,668
	Bank of Queensland Ltd.	1,585,081	13,552
	Leighton Holdings Ltd.	860,550	12,768
	Commonwealth Property Office Fund	12,024,963	12,487
	Sydney Airport	3,806,110	12,282
	GrainCorp Ltd. Class A	1,103,895	12,267
^	Flight Centre Ltd.	287,152	11,708
	Caltex Australia Ltd.	692,958	11,649
*	DUET Group	5,708,148	11,082
	Ansell Ltd.	664,765	11,077
	Tabcorp Holdings Ltd.	3,727,098	10,948
	Spark Infrastructure Group	6,800,448	10,906
*	Alumina Ltd.	12,465,205	10,850
	Primary Health Care Ltd.	2,374,442	10,847
	Challenger Ltd.	2,808,138	10,771
	Echo Entertainment Group Ltd.	4,166,195	9,822
	carsales.com Ltd.	1,046,569	9,356
	Aristocrat Leisure Ltd.	2,340,601	9,131
	SP AusNet	8,572,515	9,087
	IOOF Holdings Ltd.	1,164,102	8,663
^	JB Hi-Fi Ltd.	507,471	8,472
	Investa Office Fund	3,012,354	7,985
	REA Group Ltd.	270,155	7,958
	Beach Energy Ltd.	6,458,655	7,768
	Navitas Ltd.	1,426,530	7,694
	Super Retail Group Ltd.	665,099	7,545
	Downer EDI Ltd.	2,205,574	7,469
	DuluxGroup Ltd.	1,856,740	7,442
	Myer Holdings Ltd.	2,981,698	7,181
	Adelaide Brighton Ltd.	2,404,259	7,085
	Perpetual Ltd.	190,976	6,875
	Seven West Media Ltd.	3,471,596	6,671
^,* Aurora Oil & Gas Ltd.		2,282,272	6,619
*	Regis Resources Ltd.	2,066,514	6,584
	Platinum Asset Management Ltd.	1,148,332	6,527
*	Goodman Fielder Ltd.	9,485,549	6,517
^	David Jones Ltd.	2,678,812	6,498
*	Qantas Airways Ltd.	5,703,029	6,457
^	Monadelphous Group Ltd.	435,041	6,431
	Sims Metal Management Ltd.	798,844	6,429
	Arrium Ltd.	6,905,609	6,167
^	Harvey Norman Holdings Ltd.	2,575,422	6,152
	Mineral Resources Ltd.	709,899	6,059
	BWP Trust	2,729,639	6,043
	Charter Hall Retail REIT	1,692,664	5,872

	Invocare Ltd.	553,435	5,789
	OZ Minerals Ltd.	1,543,968	5,654
^	UGL Ltd.	851,297	5,561
*	Karoon Gas Australia Ltd.	1,059,453	5,392
	PanAust Ltd.	3,059,473	5,385
^	Whitehaven Coal Ltd.	2,946,539	5,205
	Charter Hall Group	1,502,772	5,201
	CSR Ltd.	2,606,122	5,127
	M2 Telecommunications Group Ltd.	880,756	4,954
	TPG Telecom Ltd.	1,473,070	4,885
	Envestra Ltd.	4,799,867	4,790
^,* Mesoblast Ltd.		887,532	4,681
	Shopping Centres Australasia Property Group	3,172,926	4,606
	Automotive Holdings Group Ltd.	1,321,634	4,504
	Qube Holdings Ltd.	2,682,724	4,262
	New Hope Corp. Ltd.	1,252,765	4,235
^	Fairfax Media Ltd.	9,758,138	4,209
*	Transpacific Industries Group Ltd.	5,367,471	4,123
	Mermaid Marine Australia Ltd.	1,161,613	4,099
	Macquarie Atlas Roads Group	2,008,312	4,058
	Iress Ltd.	544,036	4,047
	FlexiGroup Ltd.	984,326	4,033
*	Senex Energy Ltd.	5,904,243	4,026
^,* Energy World Corp. Ltd.		7,142,709	3,849
^	Bradken Ltd.	864,325	3,829
*	Sandfire Resources NL	770,118	3,789
^,* Paladin Energy Ltd.		4,209,575	3,781
	ARB Corp. Ltd.	301,734	3,666
	Australand Property Group	1,174,241	3,641
	iiNET Ltd.	665,331	3,628
	Nufarm Ltd.	892,669	3,608
	Pacific Brands Ltd.	4,729,910	3,509
	SAI Global Ltd.	1,024,962	3,492
	GWA Group Ltd.	1,578,343	3,488
^,* Lynas Corp. Ltd.		9,555,989	3,478
	Southern Cross Media Group Ltd.	2,621,395	3,476
	Sigma Pharmaceuticals Ltd.	5,845,721	3,469
	Abacus Property Group	1,743,663	3,465
	Independence Group NL	1,139,691	3,320
	Atlas Iron Ltd.	4,478,354	3,279
	Ardent Leisure Group	2,001,396	3,202
^	Cardno Ltd.	646,155	3,176
*	AWE Ltd.	2,569,326	3,114
^	Breville Group Ltd.	454,145	3,078
	Seven Group Holdings Ltd.	482,668	3,009
	Wesfarmers Ltd. Price Protected Shares	80,014	2,961
	Premier Investments Ltd.	407,484	2,853
^	Wotif.com Holdings Ltd.	636,486	2,832
^,* Drillsearch Energy Ltd.		2,220,067	2,732
	STW Communications Group Ltd.	1,719,091	2,532
^	Sirtex Medical Ltd.	225,847	2,530
^	Western Areas Ltd.	889,412	2,478
^,* Beadell Resources Ltd.		3,666,189	2,474
	Cabcharge Australia Ltd.	618,984	2,410
	Acrux Ltd.	788,852	2,386
	Skilled Group Ltd.	864,921	2,302
	Resolute Mining Ltd.	3,135,722	2,299

*	Ten Network Holdings Ltd.	8,939,205	2,210
^,* Linc Energy Ltd.		1,498,579	2,177
	Ainsworth Game Technology Ltd.	649,597	2,101
^	Transfield Services Ltd.	2,590,744	2,071
^	GUD Holdings Ltd.	356,615	2,054
*	Virgin Australia Holdings Ltd.	4,851,357	1,985
^,* Sirius Resources NL		838,646	1,958
	Medusa Mining Ltd.	923,542	1,920
	Clough Ltd.	1,484,360	1,906
^	Amcom Telecommunications Ltd.	1,128,833	1,885
^,* Horizon Oil Ltd.		5,593,982	1,866
^	McMillan Shakespeare Ltd.	254,238	1,857
*	Silex Systems Ltd.	790,001	1,853
	Miclyn Express Offshore Ltd.	1,042,481	1,818
*	Evolution Mining Ltd.	2,236,695	1,753
	Tox Free Solutions Ltd.	595,289	1,745
	FKP Property Group	1,287,593	1,742
^,* Buru Energy Ltd.		1,104,514	1,727
^	Reject Shop Ltd.	117,350	1,727
	Mount Gibson Iron Ltd.	3,330,051	1,674
	Credit Corp. Group Ltd.	188,531	1,623
^,* Papillon Resources Ltd.		1,642,863	1,596
*	Aquila Resources Ltd.	834,633	1,566
	SMS Management & Technology Ltd.	323,366	1,539
	Cash Converters International Ltd.	1,433,369	1,520
	Northern Star Resources Ltd.	1,941,567	1,513
	UXC Ltd.	1,442,843	1,496
	Thorn Group Ltd.	765,201	1,479
*	Roc Oil Co. Ltd.	3,121,938	1,402
	Ausdrill Ltd.	1,423,389	1,380
*	Australian Agricultural Co. Ltd.	1,320,592	1,365
	Forge Group Ltd.	337,261	1,336
	Programmed Maintenance Services Ltd.	603,430	1,334
	Hills Holdings Ltd.	1,181,510	1,297
^,* Cudeco Ltd.		909,731	1,284
	Webjet Ltd.	298,408	1,246
*	Silver Lake Resources Ltd.	1,684,763	1,228
	Decmil Group Ltd.	645,979	1,219
^	Newcrest Mining Ltd. ADR	107,626	1,200
	Challenger Diversified Property Group	526,001	1,181
^,* Perseus Mining Ltd.		2,199,581	1,160
^	NRW Holdings Ltd.	1,302,286	1,139
^	Kingsgate Consolidated Ltd.	783,610	1,125
*	Energy Resources of Australia Ltd.	848,998	1,118
*	St. Barbara Ltd.	2,400,322	1,071
	Troy Resources Ltd.	837,286	1,066
^	Boart Longyear Ltd.	2,265,242	1,046
*	Starpharma Holdings Ltd.	1,191,776	1,037
^	Astro Japan Property Group	314,943	989
*	Infigen Energy Ltd.	3,435,073	942
^	Fleetwood Corp. Ltd.	255,844	915
	Aspen Group	5,380,493	871
^,* Sundance Resources Ltd.		11,649,616	849
	WHK Group Ltd.	1,136,365	796
*	Mineral Deposits Ltd.	398,161	769
*	AJ Lucas Group Ltd.	530,014	733
^	Australian Pharmaceutical Industries Ltd.	1,832,108	732

*	OM Holdings Ltd.	2,263,419	722
^	Imdex Ltd.	1,032,390	705
*	Indophil Resources NL	3,574,022	692
^,* Billabong International Ltd.		1,888,159	687
	Emeco Holdings Ltd.	3,060,601	686
*	Tiger Resources Ltd.	3,556,212	640
^,* Intrepid Mines Ltd.		2,621,738	636
	Sunland Group Ltd.	487,697	635
^,* Gindalbie Metals Ltd.		4,218,341	625
	Macmahon Holdings Ltd.	4,755,777	619
*	Tap Oil Ltd.	1,197,134	570
	Ausenco Ltd.	408,445	559
	Sims Metal Management Ltd. ADR	66,577	530
	APN News & Media Ltd.	1,960,672	520
^,* Bathurst Resources New Zealand Ltd.		2,701,261	473
^,* Coalspur Mines Ltd.		1,768,018	469
*	Nexus Energy Ltd.	5,925,255	453
^,* Kingsrose Mining Ltd.		1,214,322	447
^,* Dart Energy Ltd.		3,611,834	438
^,* Gunns Ltd.		3,024,191	435
*	Equatorial Resources Ltd.	704,038	418
*	Flinders Mines Ltd.	9,497,807	401
	Mincor Resources NL	856,799	401
*	Rex Minerals Ltd.	702,448	363
*	Cape Lambert Resources Ltd.	2,280,363	339
*	Saracen Mineral Holdings Ltd.	2,324,854	336
^	Multiplex SITES Trust	4,299	317
*	Watpac Ltd.	594,448	283
*	Gryphon Minerals Ltd.	1,677,317	280
	Oakton Ltd.	262,620	274
^,* Discovery Metals Ltd.		1,717,909	246
*	Kagara Ltd.	2,282,838	246
	Panoramic Resources Ltd.	956,109	228
*	Carnarvon Petroleum Ltd.	4,438,563	227
*	Inova Resources Ltd.	1,389,341	219
*	Pharmaxis Ltd.	1,413,748	209
^,* Mirabela Nickel Ltd.		3,016,807	209
^,* Ramelius Resources Ltd.		1,418,213	178
*	Cockatoo Coal Ltd.	2,801,877	146
*	Gunns Ltd.	3,440	132
*	Ampella Mining Ltd.	791,854	93
*	Arafura Resources Ltd.	851,887	80
*	Deep Yellow Ltd.	1,815,271	65
*	White Energy Co. Ltd.	353,588	46
*	Coffey International Ltd.	253,288	31
*	Jupiter Mines Ltd.	144,498	10
			5,416,455
Austria (0.2%)
^	Erste Group Bank AG	1,435,569	43,524
	OMV AG	721,379	31,913
	Voestalpine AG	569,197	21,837
	Andritz AG	362,230	19,577
	IMMOFINANZ AG	4,770,332	19,537
	Vienna Insurance Group AG Wiener Versicherung Gruppe	185,222	9,565
	Telekom Austria AG	1,064,196	7,393
	Wienerberger AG	564,313	7,375
^	Raiffeisen Bank International AG	237,201	7,199

	Oesterreichische Post AG	165,291	7,044
^	Verbund AG	332,804	6,557
	Schoeller-Bleckmann Oilfield Equipment AG	54,086	6,376
	Atrium European Real Estate Ltd.	1,006,864	5,651
^	Mayr Melnhof Karton AG	43,655	4,783
	CA Immobilien Anlagen AG	369,777	4,652
	Lenzing AG	52,451	3,981
	Conwert Immobilien Invest SE	331,494	3,573
	RHI AG	109,779	3,453
	Flughafen Wien AG	50,038	3,179
	Strabag SE	117,037	2,622
	EVN AG	174,988	2,243
	Palfinger AG	60,231	1,883
2	AMAG Austria Metall AG	70,611	1,882
	Zumtobel AG	130,741	1,606
	S IMMO AG	222,283	1,362
	Kapsch TrafficCom AG	25,214	1,076
^	BWT AG	55,229	945
	Semperit AG Holding	4,009	149
			230,937
Belgium (0.8%)
	Anheuser-Busch InBev NV	4,063,623	390,765
	KBC Groep NV	1,298,989	52,296
	Ageas	1,133,472	45,402
	Solvay SA Class A	290,264	39,347
	Delhaize Group SA	516,273	34,064
	Groupe Bruxelles Lambert SA	393,088	31,904
	UCB SA	537,675	30,960
	Umicore SA	559,751	25,198
	Colruyt SA	368,284	21,001
	Belgacom SA	738,912	18,086
	Telenet Group Holding NV	248,406	12,015
	Ackermans & van Haaren NV	116,282	10,539
	Cofinimmo	75,566	8,661
	Sofina SA	78,086	7,351
^	NV Bekaert SA	189,604	6,666
^,* ThromboGenics NV		155,181	6,376
^	Elia System Operator SA/NV	134,771	5,693
	D'ieteren SA/NV	114,494	5,195
	Befimmo	73,074	5,001
	Gimv NV	85,881	4,345
	EVS Broadcast Equipment SA	55,864	4,038
	Barco NV	51,299	3,841
	Warehouses De Pauw SCA	50,691	3,394
^,* KBC Ancora		155,821	3,241
^	Nyrstar (Voting Shares)	721,621	3,185
	Tessenderlo Chemie NV (Voting Shares)	110,133	2,984
	Cie d'Entreprises CFE	36,759	2,230
	Melexis NV	92,841	2,182
	Mobistar SA	144,192	2,056
	Sipef SA	27,750	1,886
*	RHJ International	341,563	1,729
*	AGFA-Gevaert NV	806,863	1,608
	Van de Velde NV	33,194	1,571
	Wereldhave Belgium NV	11,488	1,282
	Cie Maritime Belge SA	62,384	1,240
	Intervest Offices & Warehouses	37,262	915

* Ion Beam Applications	95,519	758
Recticel SA	88,944	632
^,* Euronav NV	90,269	445
^,* Dexia SA	2,875,273	77
		800,159
Brazil (2.4%)
Petroleo Brasileiro SA Prior Pfd.	14,206,061	101,439
Itau Unibanco Holding SA Prior Pfd.	7,476,375	95,497
Petroleo Brasileiro SA	13,867,487	93,489
Cia de Bebidas das Americas Prior Pfd.	2,469,217	93,093
Banco Bradesco SA Prior Pfd.	6,911,116	83,914
Vale SA Prior Pfd.	6,474,318	79,888
BRF SA	3,421,068	72,880
Itau Unibanco Holding SA ADR	5,358,647	68,323
Vale SA	4,364,893	59,350
Banco do Brasil SA	5,826,602	57,900
Petroleo Brasileiro SA ADR Type A	3,926,594	56,307
Itausa - Investimentos Itau SA Prior Pfd.	14,377,339	52,749
Cia de Bebidas das Americas ADR	1,388,109	52,443
BM&FBovespa SA	9,594,129	51,727
Banco Bradesco SA	3,648,087	49,412
Vale SA Class B ADR	3,879,687	47,759
Banco Bradesco SA ADR	3,869,770	47,289
Ultrapar Participacoes SA	1,915,916	45,476
Cielo SA	1,844,401	45,468
Cia de Bebidas das Americas	976,839	36,820
Petroleo Brasileiro SA ADR	2,583,250	35,236
CCR SA	4,412,977	34,625
Vale SA Class B ADR	2,454,381	33,674
* BB Seguridade Participacoes SA	3,060,382	24,737
Souza Cruz SA	1,943,626	23,412
BRF SA ADR	1,042,158	22,333
Telefonica Brasil SA Prior Pfd.	1,027,700	21,763
BR Malls Participacoes SA	2,187,476	19,388
Embraer SA	2,209,241	18,787
Gerdau SA Prior Pfd.	2,919,368	18,670
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	395,702	17,551
Natura Cosmeticos SA	867,281	17,468
Tractebel Energia SA	1,059,623	16,907
Lojas Renner SA	634,700	16,804
Itau Unibanco Holding SA	1,284,456	16,193
Banco Santander Brasil SA	2,630,147	15,691
Grupo BTG Pactual	1,286,464	15,541
Cia Energetica de Minas Gerais Prior Pfd.	1,690,888	15,461
Lojas Americanas SA Prior Pfd.	2,171,696	15,145
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	336,824	15,026
Hypermarcas SA	1,919,010	13,888
Banco Santander Brasil SA ADR	2,202,959	13,262
WEG SA	1,070,100	13,134
Kroton Educacional SA	918,852	13,090
Klabin SA Prior Pfd.	2,462,973	11,962
Tim Participacoes SA	3,138,538	11,666
Embraer SA ADR	340,933	11,582
Bradespar SA Prior Pfd.	1,164,107	11,430
Metalurgica Gerdau SA Prior Pfd. Class A	1,411,241	11,277
CPFL Energia SA	1,217,060	11,262
Cosan SA Industria e Comercio	590,594	11,199

	CETIP SA - Mercados Organizados	1,098,702	11,077
	Anhanguera Educacional Participacoes SA	1,819,464	11,030
	Telefonica Brasil SA ADR	498,801	10,709
	Raia Drogasil SA	1,248,414	10,561
	Localiza Rent a Car SA	720,526	10,265
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,412,419	10,085
	JBS SA	3,583,974	10,007
	Cia Energetica de Minas Gerais ADR	1,075,660	9,961
	Estacio Participacoes SA	1,272,987	9,832
	Cia Hering	717,155	9,619
	Cia de Saneamento Basico do Estado de Sao Paulo	933,394	9,574
	M Dias Branco SA	230,894	9,362
	Gerdau SA ADR	1,465,678	9,292
	Totvs SA	552,014	8,711
	ALL - America Latina Logistica SA	2,234,254	8,638
	Multiplan Empreendimentos Imobiliarios SA	389,887	8,607
	BR Properties SA	1,008,549	8,355
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	803,490	8,276
	Cia Energetica de Sao Paulo Prior Pfd.	924,061	8,137
*	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	2,057,302	7,855
*	Fibria Celulose SA	693,655	7,723
	Duratex SA	1,328,705	7,606
	Marcopolo SA Prior Pfd.	1,290,534	7,326
*	Qualicorp SA	998,171	7,307
	Arteris SA	696,087	6,615
	Oi SA Prior Pfd.	3,567,256	6,552
	Diagnosticos da America SA	1,219,109	6,386
	Porto Seguro SA	552,070	6,219
	EDP - Energias do Brasil SA	1,200,182	6,213
	Cia Siderurgica Nacional SA	2,141,981	6,169
^,* Fibria Celulose SA ADR		529,812	5,870
	Banco do Estado do Rio Grande do Sul SA Prior Pfd.	868,596	5,802
	EcoRodovias Infraestrutura e Logistica SA	815,362	5,736
	Equatorial Energia SA	685,502	5,601
*	PDG Realty SA Empreendimentos e Participacoes	6,850,432	5,525
	Odontoprev SA	1,302,396	5,338
*	Braskem SA Prior Pfd.	650,246	5,011
	Suzano Papel e Celulose SA Prior Pfd. Class A	1,466,428	5,001
	Mills Estruturas e Servicos de Engenharia SA	389,479	4,866
	AES Tiete SA Prior Pfd.	490,860	4,852
	Cia de Saneamento de Minas Gerais-COPASA	303,843	4,820
	MRV Engenharia e Participacoes SA	1,576,712	4,485
	Cia Siderurgica Nacional SA ADR	1,506,589	4,369
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao
	S.A	275,298	4,170
	Sul America SA	693,200	4,151
	Grendene SA	441,623	4,123
*	Marfrig Alimentos SA	1,293,552	4,088
	Iochpe-Maxion SA	362,897	3,993
	Aliansce Shopping Centers SA	424,340	3,914
	Tim Participacoes SA ADR	207,108	3,887
	Alpargatas SA Prior Pfd.	630,410	3,871
	Lojas Americanas SA	628,200	3,841
	Cia Energetica de Minas Gerais	419,130	3,825
	Even Construtora e Incorporadora SA	973,033	3,621
	Cia Paranaense de Energia ADR	284,656	3,547
	Gerdau SA	632,535	3,471

Fleury SA	396,606	3,373
Arezzo Industria e Comercio SA	213,666	3,332
Randon Participacoes SA Prior Pfd.	644,105	3,329
Centrais Eletricas Brasileiras SA Prior Pfd.	897,068	3,272
* Brasil Pharma SA	744,140	3,229
Multiplus SA	238,500	3,227
* MPX Energia SA	1,046,623	3,188
Iguatemi Empresa de Shopping Centers SA	307,200	3,097
Brasil Insurance Participacoes e Administracao SA	313,934	3,027
Ez Tec Empreendimentos e Participacoes SA	249,804	3,010
Magnesita Refratarios SA	965,851	2,870
QGEP Participacoes SA	537,175	2,788
Cia Paranaense de Energia Prior Pfd.	224,850	2,756
AES Tiete SA	294,302	2,716
Santos Brasil Participacoes SA	241,549	2,700
Light SA	345,733	2,682
Oi SA	1,339,564	2,636
Oi SA ADR	1,402,198	2,594
LPS Brasil Consultoria de Imoveis SA	315,300	2,554
JSL SA	385,468	2,487
Direcional Engenharia SA	414,242	2,451
* Sao Martinho SA	225,439	2,448
* Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	161,336	2,397
* Usinas Siderurgicas de Minas Gerais SA	607,800	2,337
Helbor Empreendimentos SA	622,727	2,320
CPFL Energia SA ADR	120,347	2,226
Marisa Lojas SA	232,400	2,168
Mahle-Metal Leve SA Industria e Comercio	182,839	2,080
SLC Agricola SA	245,764	2,052
* Tecnisa SA	508,177	2,043
Centrais Eletricas Brasileiras SA	1,014,200	2,036
Brasil Brokers Participacoes SA	800,000	2,030
* International Meal Co. Holdings SA	254,775	2,008
Cia Energetica do Ceara Prior Pfd.	111,369	1,997
* OGX Petroleo e Gas Participacoes SA	6,232,350	1,803
Abril Educacao SA	112,160	1,726
* Gafisa SA	1,360,810	1,646
* B2W Cia Digital	337,643	1,569
* Rossi Residencial SA	1,342,688	1,566
Cia de Gas de Sao Paulo Prior Pfd. Class A	62,961	1,539
* Paranapanema SA	756,020	1,505
Guararapes Confeccoes SA	38,050	1,422
* MMX Mineracao e Metalicos SA	1,945,016	1,407
JHSF Participacoes SA	558,555	1,383
Sonae Sierra Brasil SA	134,546	1,359
* Contax Participacoes SA	181,169	1,358
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	476,904	1,277
* Gol Linhas Aereas Inteligentes SA Prior Pfd.	370,500	1,270
Tereos Internacional SA	987,062	1,190
Tegma Gestao Logistica	114,900	1,118
* HRT Participacoes em Petroleo SA	1,499,646	1,111
* Braskem SA ADR	67,350	1,036
* Brookfield Incorporacoes SA	1,366,258	994
* Gafisa SA ADR	377,400	910
Centrais Eletricas Brasileiras SA ADR	440,134	893
Centrais Eletricas Brasileiras SA ADR	217,358	819
* Magazine Luiza SA	334,985	750

*	LLX Logistica SA	1,682,560	708
^,* Gol Linhas Aereas Inteligentes SA ADR		128,200	455
*	Centrais Eletricas de Santa Catarina SA Prior Pfd.	44,500	373
	Tempo Participacoes SA	210,000	302
*	OSX Brasil SA	370,400	208
	Oi SA ADR	87,138	168
			2,336,559
Canada (7.3%)
	Royal Bank of Canada	7,354,908	459,440
	Toronto-Dominion Bank	4,716,798	397,513
	Bank of Nova Scotia	6,095,132	344,249
	Suncor Energy Inc.	7,709,180	243,637
^	Bank of Montreal	3,126,752	194,436
	Canadian National Railway Co.	1,933,946	193,300
	Enbridge Inc.	4,207,794	186,690
	Canadian Natural Resources Ltd.	5,606,711	173,753
	Manulife Financial Corp.	9,373,106	165,086
	TransCanada Corp.	3,596,160	164,315
	Canadian Imperial Bank of Commerce	2,043,992	155,085
*	Valeant Pharmaceuticals International Inc.	1,442,232	133,818
	Potash Corp. of Saskatchewan Inc.	4,416,599	128,142
	Goldcorp Inc.	4,130,021	116,490
	Cenovus Energy Inc.	3,834,269	113,561
^	Brookfield Asset Management Inc. Class A	2,905,130	107,510
	Sun Life Financial Inc.	3,083,733	99,859
	Canadian Pacific Railway Ltd.	764,992	93,943
	Magna International Inc.	1,145,459	87,602
	Barrick Gold Corp.	5,106,215	84,515
	Rogers Communications Inc. Class B	1,849,137	73,886
^	Crescent Point Energy Corp.	1,942,068	73,648
	Encana Corp.	3,789,871	66,492
	Agrium Inc.	762,671	64,706
	Thomson Reuters Corp.	1,894,880	64,571
	National Bank of Canada	824,659	63,437
	Shoppers Drug Mart Corp.	1,042,122	62,024
	Talisman Energy Inc.	5,256,832	59,575
	Imperial Oil Ltd.	1,347,690	57,826
	Teck Resources Ltd. Class B	2,428,492	56,888
*	Catamaran Corp.	1,040,296	54,795
	BCE Inc.	1,316,173	54,526
	Power Corp. of Canada	1,775,824	51,056
	Shaw Communications Inc. Class B	1,985,422	49,350
^	Pembina Pipeline Corp.	1,569,833	49,169
	First Quantum Minerals Ltd.	3,020,152	48,518
	Canadian Oil Sands Ltd.	2,471,229	47,976
*	CGI Group Inc. Class A	1,338,843	46,275
	Tim Hortons Inc.	784,435	45,419
	Husky Energy Inc.	1,526,962	44,006
	Great-West Lifeco Inc.	1,448,081	41,944
	Silver Wheaton Corp.	1,804,167	41,490
	Alimentation Couche Tard Inc. Class B	672,084	41,191
	Cameco Corp.	2,006,711	40,756
	Fairfax Financial Holdings Ltd.	101,440	40,296
^	ARC Resources Ltd.	1,586,440	40,005
	Yamana Gold Inc.	3,824,819	39,957
	Intact Financial Corp.	678,181	39,888
	Power Financial Corp.	1,207,891	37,927

	Bombardier Inc. Class B	7,286,086	35,185
	Metro Inc.	486,344	34,884
	Fortis Inc.	1,082,642	34,036
	TELUS Corp.	1,103,432	33,529
	Canadian Utilities Ltd. Class A	897,988	33,442
^	Canadian Tire Corp. Ltd. Class A	397,555	32,719
	SNC-Lavalin Group Inc.	766,411	31,862
	Pacific Rubiales Energy Corp.	1,638,626	31,860
*	Tourmaline Oil Corp.	825,309	31,812
	Franco-Nevada Corp.	741,411	31,574
	Saputo Inc.	655,589	30,332
	Kinross Gold Corp.	5,757,816	29,935
^	Penn West Petroleum Ltd.	2,453,316	29,021
	Eldorado Gold Corp.	3,628,390	28,650
	Gildan Activewear Inc.	615,606	27,475
^	Loblaw Cos. Ltd.	552,060	26,343
^	Baytex Energy Corp.	619,379	25,147
	Agnico Eagle Mines Ltd.	878,318	24,979
	Dollarama Inc.	343,329	24,779
^	Vermilion Energy Inc.	460,198	24,683
^	IGM Financial Inc.	504,475	23,974
	CI Financial Corp.	762,550	23,038
*	MEG Energy Corp.	751,326	22,947
^	Methanex Corp.	478,936	22,872
	Brookfield Office Properties Inc.	1,348,214	22,827
^,* Blackberry Ltd.		2,533,460	22,249
	George Weston Ltd.	260,399	22,072
	Keyera Corp.	393,337	22,005
	Onex Corp.	459,716	21,887
	Open Text Corp.	295,645	20,895
^	AltaGas Ltd.	596,225	20,892
	Industrial Alliance Insurance & Financial Services Inc.	496,766	19,985
	Peyto Exploration & Development Corp.	666,542	19,170
	Finning International Inc.	871,837	18,759
	TransAlta Corp.	1,318,077	18,159
*	New Gold Inc.	2,424,477	17,609
^	RioCan REIT	740,527	17,549
	Atco Ltd.	386,528	17,518
^	Enerplus Corp.	1,000,708	16,261
^	Pengrowth Energy Corp.	2,628,719	15,151
	West Fraser Timber Co. Ltd.	165,684	15,102
	CAE Inc.	1,314,372	14,972
	MacDonald Dettwiler & Associates Ltd.	196,962	14,729
^	Precision Drilling Corp.	1,399,814	14,269
^	Progressive Waste Solutions Ltd.	584,314	14,023
	Gibson Energy Inc.	606,898	13,986
	H&R REIT	635,731	13,376
	Aimia Inc.	867,400	13,115
	ShawCor Ltd.	289,633	13,014
*	Athabasca Oil Corp.	1,817,087	12,756
^	Bank of Montreal	199,876	12,416
	Empire Co. Ltd.	152,200	11,963
^	Veresen Inc.	1,003,867	11,777
	Constellation Software Inc.	80,700	11,775
^	Bonavista Energy Corp.	914,460	11,467
^	Cineplex Inc.	316,321	11,438
	Canadian Western Bank	399,060	11,236

	Ensign Energy Services Inc.	637,600	11,093
	Trican Well Service Ltd.	749,840	11,038
	CCL Industries Inc. Class B	160,225	10,856
^	Home Capital Group Inc. Class B	173,815	10,595
	Mullen Group Ltd.	422,470	10,518
^	Bell Aliant Inc.	382,527	10,357
	Stantec Inc.	223,700	10,345
*	Lundin Mining Corp.	2,564,363	10,112
^	Quebecor Inc. Class B	217,395	9,982
	TransForce Inc.	476,112	9,841
	Corus Entertainment Inc. Class B	404,493	9,786
	IAMGOLD Corp.	1,895,892	9,783
	Alamos Gold Inc.	651,867	9,603
*	Canfor Corp.	453,500	9,568
*	B2Gold Corp.	3,247,789	9,486
	Pan American Silver Corp.	744,434	9,444
^,* Westport Innovations Inc.		281,768	9,272
*	Osisko Mining Corp.	2,221,446	9,257
*	Celestica Inc.	848,708	8,990
	Jean Coutu Group PJC Inc. Class A	478,301	8,755
^	Ritchie Bros Auctioneers Inc.	444,389	8,567
	Westshore Terminals Investment Corp.	306,746	8,553
*	Imax Corp.	338,500	8,519
	Toromont Industries Ltd.	372,183	8,450
	TMX Group Ltd.	191,842	8,442
*	Paramount Resources Ltd. Class A	240,290	8,163
*	Turquoise Hill Resources Ltd.	2,025,230	8,104
^	Trilogy Energy Corp.	283,080	8,009
^	Lightstream Resources Ltd.	979,273	7,990
	Linamar Corp.	256,916	7,982
*	First Majestic Silver Corp.	592,400	7,734
	Whitecap Resources Inc.	714,403	7,679
^	Dundee REIT Class A	255,600	7,675
	Russel Metals Inc.	307,057	7,650
	Superior Plus Corp.	639,680	7,548
	First Capital Realty Inc.	442,167	7,353
	Davis & Henderson Corp.	301,250	7,306
	Capital Power Corp.	353,500	7,173
	Calloway REIT	287,800	7,081
	Secure Energy Services Inc.	513,001	7,012
	Canadian REIT	173,147	6,940
	RONA Inc.	617,400	6,883
^	Northland Power Inc.	418,299	6,875
*	Detour Gold Corp.	691,722	6,869
	Maple Leaf Foods Inc.	483,255	6,752
	Boardwalk REIT	119,086	6,681
*	Tahoe Resources Inc.	426,350	6,451
	Bonterra Energy Corp.	133,234	6,380
	Pason Systems Inc.	335,335	6,357
^	Laurentian Bank of Canada	143,377	6,289
	Canexus Corp.	745,378	6,190
	Cogeco Cable Inc.	128,450	6,178
	Genivar Inc.	254,315	6,066
^	Cominar REIT	308,905	6,066
	Manitoba Telecom Services Inc.	182,021	6,056
*	Dominion Diamond Corp.	420,592	5,950
	Genworth MI Canada Inc.	211,500	5,891

	HudBay Minerals Inc.	872,600	5,879
^	AuRico Gold Inc.	1,267,353	5,849
^,* Uranium One Inc.		2,228,500	5,771
	Sherritt International Corp.	1,502,900	5,751
	Calfrac Well Services Ltd.	172,500	5,719
*	Coastal Energy Co.	410,200	5,695
	Trinidad Drilling Ltd.	616,400	5,629
	Enerflex Ltd.	393,491	5,590
	Algonquin Power & Utilities Corp.	819,900	5,572
^	Parkland Fuel Corp.	329,322	5,502
	North West Co. Inc.	236,821	5,497
	Norbord Inc.	167,500	5,292
^	Emera Inc.	163,210	5,193
	Allied Properties REIT	169,200	5,173
	Canadian Apartment Properties REIT	248,100	5,155
	AGF Management Ltd. Class B	437,264	5,109
	Stella-Jones Inc.	52,470	5,071
	FirstService Corp.	135,446	5,039
^	Just Energy Group Inc.	706,925	5,011
*	Argonaut Gold Inc.	734,765	4,872
*	ATS Automation Tooling Systems Inc.	436,200	4,867
	Dorel Industries Inc. Class B	126,770	4,640
*	Dundee Corp. Class A	216,281	4,622
	CML HealthCare Inc.	443,218	4,591
	Artis REIT	308,800	4,380
*	Legacy Oil & Gas Inc.	716,970	4,286
	Martinrea International Inc.	366,300	4,280
	Chartwell Retirement Residences	426,467	4,057
	Cott Corp.	466,834	3,904
^,* Torex Gold Resources Inc.		2,988,405	3,841
	Innergex Renewable Energy Inc.	453,559	3,829
*	Birchcliff Energy Ltd.	510,197	3,815
	Transcontinental Inc. Class A	308,931	3,754
	Granite REIT	111,846	3,741
*	NuVista Energy Ltd.	564,000	3,734
*	Paladin Labs Inc.	68,200	3,686
*	Capstone Mining Corp.	1,886,500	3,563
*	Bankers Petroleum Ltd.	1,222,400	3,547
	Centerra Gold Inc.	798,116	3,536
^,* NovaGold Resources Inc.		1,156,297	3,355
^	Alacer Gold Corp.	1,405,661	3,326
	Nevsun Resources Ltd.	975,747	3,287
	Aecon Group Inc.	276,100	3,188
^,* China Gold International Resources Corp. Ltd.		1,216,890	3,163
*	Crew Energy Inc.	610,080	3,136
	Canaccord Financial Inc.	488,847	3,060
*	Pretium Resources Inc.	363,445	3,057
*	Imperial Metals Corp.	306,640	3,045
	Savanna Energy Services Corp.	415,600	2,986
^,* Silver Standard Resources Inc.		387,956	2,976
*	Advantage Oil & Gas Ltd.	814,797	2,943
^	Extendicare Inc.	433,848	2,898
*	Kelt Exploration Ltd.	365,834	2,867
^	Silvercorp Metals Inc.	871,364	2,706
*	Dundee Precious Metals Inc.	533,300	2,648
^	Major Drilling Group International Inc.	380,584	2,590
^,* Seabridge Gold Inc.		231,293	2,574

^	Reitmans Canada Ltd. Class A	260,130	2,561
^	Atlantic Power Corp.	589,623	2,520
^,* Thompson Creek Metals Co. Inc.		833,900	2,501
	Morguard REIT	156,800	2,449
*	Dream Unlimited Corp.	203,281	2,434
*	Great Canadian Gaming Corp.	256,900	2,424
^,* Denison Mines Corp.		1,912,102	2,420
	Petrominerales Ltd.	435,457	2,370
	SEMAFO Inc.	1,326,370	2,337
^,* OceanaGold Corp.		1,453,100	2,306
^,* Niko Resources Ltd.		327,273	2,304
*	Nordion Inc.	307,790	2,245
*	BlackPearl Resources Inc.	1,363,600	2,124
*	Gabriel Resources Ltd.	1,337,600	2,110
	Wi-Lan Inc.	585,430	2,109
	Northern Property REIT	77,173	2,044
*	Continental Gold Ltd.	514,771	2,040
	Torstar Corp. Class B	352,380	1,938
*	Taseko Mines Ltd.	938,143	1,936
*	Atrium Innovations Inc.	129,700	1,864
*	Endeavour Silver Corp.	467,504	1,857
*	Rubicon Minerals Corp.	1,394,597	1,847
	Cascades Inc.	320,125	1,826
	GMP Capital Inc.	260,800	1,600
*	Katanga Mining Ltd.	2,637,905	1,567
^	Sprott Inc.	446,062	1,164
	Bombardier Inc. Class A	230,843	1,117
^,* Banro Corp.		1,181,103	1,046
^,* Kirkland Lake Gold Inc.		303,016	1,027
*	Endeavour Mining Corp.	1,514,460	1,003
^	First National Financial Corp.	54,220	950
	InnVest REIT	231,000	911
^,* Northern Dynasty Minerals Ltd.		365,382	861
^,* Lake Shore Gold Corp.		2,011,825	666
*	Chinook Energy Inc.	668,000	657
^,* Golden Star Resources Ltd.		1,230,356	611
^,* SouthGobi Resources Ltd.		353,679	344
^,* Endeavour Mining Corp.		348,300	232
^,* Augusta Resource Corp.		29,800	60
	Poseidon Concepts Corp.	320,721	1
			7,137,796
Chile (0.4%)
	Banco de Chile	183,910,072	26,234
	Cencosud SA	5,733,525	26,054
	Empresas COPEC SA	1,971,809	25,595
	SACI Falabella	2,436,722	24,896
	Enersis SA	76,570,525	23,075
	Empresas CMPC SA	7,606,507	22,204
	Empresa Nacional de Electricidad SA	12,492,134	16,483
	Latam Airlines Group SA	1,215,693	16,374
	Banco Santander Chile	229,880,227	12,862
	Banco de Credito e Inversiones	216,520	11,819
	Aguas Andinas SA Class A	14,838,671	10,396
	Colbun SA	38,763,163	9,995
	ENTEL Chile SA	574,256	9,488
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	314,956	9,071
	Cia Cervecerias Unidas SA	646,936	8,744

Sociedad Matriz Banco de Chile Class B	23,637,330	8,240
AES Gener SA	12,197,292	7,952
Corpbanca SA	800,059,412	7,941
Enersis SA ADR	466,055	7,084
CAP SA	376,483	6,740
Embotelladora Andina SA Prior Pfd.	1,211,702	6,367
Empresa Nacional de Electricidad SA ADR	154,905	6,153
Sonda SA	2,349,469	6,122
Banco Santander Chile ADR	229,722	5,182
Vina Concha y Toro SA	2,830,610	5,123
Administradora de Fondos de Pensiones Provida SA	846,033	4,939
Parque Arauco SA	2,198,278	4,697
Sociedad Quimica y Minera de Chile SA ADR	150,274	4,352
Inversiones Aguas Metropolitanas SA	2,223,040	4,201
E.CL SA	2,702,706	4,181
Ripley Corp. SA	4,398,348	3,334
Latam Airlines Group SA	217,064	2,883
Sociedad Matriz SAAM SA	28,493,502	2,512
Administradora de Fondos de Pensiones Habitat SA	1,629,778	2,506
Besalco SA	2,002,675	2,436
CFR Pharmaceuticals SA	10,391,072	2,265
Inversiones La Construccion SA	172,463	2,224
Sigdo Koppers SA	1,216,563	2,107
Salfacorp SA	1,957,505	1,928
* Cia Sud Americana de Vapores SA	23,534,554	1,259
Masisa SA	12,131,403	980
Latam Airlines Group SA ADR	65,079	875
Norte Grande SA	105,387,749	646
		368,519
China (3.6%)
China Mobile Ltd.	26,582,500	282,784
China Construction Bank Corp.	368,350,340	274,642
Industrial & Commercial Bank of China Ltd.	367,438,760	241,337
Tencent Holdings Ltd.	4,683,315	212,004
Bank of China Ltd.	383,868,306	160,728
CNOOC Ltd.	81,844,000	147,919
PetroChina Co. Ltd.	107,754,000	125,870
China Petroleum & Chemical Corp.	129,992,400	96,549
China Life Insurance Co. Ltd.	37,820,000	90,719
Ping An Insurance Group Co. of China Ltd.	9,726,200	62,912
China Overseas Land & Investment Ltd.	20,763,680	59,768
China Shenhua Energy Co. Ltd.	17,303,000	49,943
Agricultural Bank of China Ltd.	117,469,870	47,495
Hengan International Group Co. Ltd.	3,694,500	40,560
China Telecom Corp. Ltd.	81,620,000	40,535
China Pacific Insurance Group Co. Ltd.	11,607,038	38,800
Belle International Holdings Ltd.	26,627,000	38,395
China Unicom Hong Kong Ltd.	23,115,694	34,016
China Merchants Bank Co. Ltd.	19,727,552	33,128
Lenovo Group Ltd.	30,744,000	27,995
Bank of Communications Co. Ltd.	42,951,150	27,935
China Resources Land Ltd.	9,938,000	27,269
^ China Minsheng Banking Corp. Ltd.	26,614,932	26,875
Great Wall Motor Co. Ltd.	5,246,500	24,486
Kunlun Energy Co. Ltd.	15,782,300	23,221
China Resources Power Holdings Co. Ltd.	9,609,600	22,387
ENN Energy Holdings Ltd.	3,750,000	20,755

Dongfeng Motor Group Co. Ltd.	14,636,000	19,614
China Resources Enterprise Ltd.	6,066,000	18,726
China Merchants Holdings International Co. Ltd.	5,730,000	17,892
China CITIC Bank Corp. Ltd.	38,347,446	17,736
Anhui Conch Cement Co. Ltd.	5,996,500	17,720
China Oilfield Services Ltd.	7,828,000	17,601
China Gas Holdings Ltd.	15,438,000	17,441
China Communications Construction Co. Ltd.	22,612,000	17,268
PICC Property & Casualty Co. Ltd.	15,161,344	16,875
Beijing Enterprises Holdings Ltd.	2,492,500	16,640
* Brilliance China Automotive Holdings Ltd.	13,810,000	16,490
Huaneng Power International Inc.	15,672,000	16,343
Tsingtao Brewery Co. Ltd.	1,920,000	14,661
Shimao Property Holdings Ltd.	6,817,000	14,325
China Longyuan Power Group Corp.	13,092,000	13,769
China State Construction International Holdings Ltd.	8,563,442	13,634
Sinopharm Group Co. Ltd.	4,927,600	13,455
China National Building Material Co. Ltd.	14,888,000	13,417
Inner Mongolia Yitai Coal Co. Ltd. Class B	5,844,474	13,342
Country Garden Holdings Co. Ltd.	22,377,284	12,647
^,* Evergrande Real Estate Group Ltd.	31,479,883	12,486
China Vanke Co. Ltd. Class B	6,440,540	11,674
Jiangxi Copper Co. Ltd.	6,871,000	11,580
^,* Byd Co. Ltd.	2,935,500	11,459
COSCO Pacific Ltd.	8,136,000	11,419
^,* GCL-Poly Energy Holdings Ltd.	43,649,000	11,124
China Resources Gas Group Ltd.	4,311,000	10,768
China Coal Energy Co. Ltd.	20,101,000	10,719
Sino Biopharmaceutical	14,592,000	10,603
China Railway Group Ltd.	19,626,000	10,543
Guangzhou Automobile Group Co. Ltd.	10,833,883	10,511
Longfor Properties Co. Ltd.	6,642,500	10,153
China Everbright International Ltd.	10,864,000	9,891
Guangdong Investment Ltd.	12,120,000	9,812
China Railway Construction Corp. Ltd.	9,652,300	9,811
CITIC Securities Co. Ltd.	5,184,500	9,770
Geely Automobile Holdings Ltd.	22,175,000	9,255
Haitong Securities Co. Ltd.	6,835,200	8,817
^,2 People's Insurance Co. Group of China Ltd.	19,162,000	8,593
Shandong Weigao Group Medical Polymer Co. Ltd.	8,892,000	8,397
Shanghai Industrial Holdings Ltd.	2,655,000	8,241
SOHO China Ltd.	9,970,000	8,162
China Communications Services Corp. Ltd.	12,253,600	7,962
New China Life Insurance Co. Ltd.	2,935,100	7,890
Weichai Power Co. Ltd.	2,376,560	7,866
Kingboard Chemical Holdings Ltd.	3,538,400	7,778
Sino-Ocean Land Holdings Ltd.	15,206,500	7,771
^ Beijing Enterprises Water Group Ltd.	19,124,000	7,734
Guangzhou R&F Properties Co. Ltd.	4,917,200	7,629
Greentown China Holdings Ltd.	3,837,000	7,619
Haier Electronics Group Co. Ltd.	4,140,000	7,460
*,2 Sinopec Engineering Group Co. Ltd.	5,433,000	7,159
Agile Property Holdings Ltd.	6,748,000	7,084
^ CITIC Pacific Ltd.	6,264,000	6,795
^ Yanzhou Coal Mining Co. Ltd.	9,744,000	6,683
Datang International Power Generation Co. Ltd.	14,588,000	6,577
Shenzhou International Group Holdings Ltd.	2,309,000	6,533

	Sihuan Pharmaceutical Holdings Group Ltd.	8,959,000	6,474
	CSR Corp. Ltd.	9,526,000	6,344
	Yuexiu Property Co. Ltd.	25,112,000	6,341
^	Zijin Mining Group Co. Ltd.	29,407,000	6,301
	Shanghai Pharmaceuticals Holding Co. Ltd.	3,026,200	6,287
	Air China Ltd.	9,008,000	6,093
^,* Aluminum Corp. of China Ltd.		19,710,000	6,062
	China Everbright Ltd.	4,226,000	5,996
	Lee & Man Paper Manufacturing Ltd.	9,204,000	5,986
	Jiangsu Expressway Co. Ltd.	5,756,000	5,980
	Zhejiang Expressway Co. Ltd.	7,024,000	5,968
*	GOME Electrical Appliances Holding Ltd.	58,530,612	5,880
	Fosun International Ltd.	7,701,500	5,834
	Zhuzhou CSR Times Electric Co. Ltd.	2,202,000	5,828
*	China Taiping Insurance Holdings Co. Ltd.	4,173,400	5,796
	Shenzhen International Holdings Ltd.	44,405,000	5,721
	Chongqing Rural Commercial Bank	13,984,000	5,708
	Beijing Capital International Airport Co. Ltd.	9,134,000	5,660
	Franshion Properties China Ltd.	17,152,000	5,483
^,* ZTE Corp.		3,112,382	5,407
	Skyworth Digital Holdings Ltd.	10,555,000	5,382
	AviChina Industry & Technology Co. Ltd.	9,976,000	5,336
^,* Hunan Nonferrous Metal Corp. Ltd.		17,016,000	5,330
^	Sunac China Holdings Ltd.	7,338,000	5,285
	Poly Property Group Co. Ltd.	9,742,000	5,285
	Haitian International Holdings Ltd.	3,097,000	5,228
^,* China COSCO Holdings Co. Ltd.		12,524,000	5,162
	Far East Horizon Ltd.	7,878,598	5,155
	Intime Retail Group Co. Ltd.	4,948,000	5,106
	China International Marine Containers Group Co. Ltd.	3,142,153	5,099
	China Resources Cement Holdings Ltd.	9,419,845	5,094
	Nine Dragons Paper Holdings Ltd.	8,027,669	5,074
^	Kingsoft Corp. Ltd.	2,946,000	5,069
^	Anta Sports Products Ltd.	4,315,000	4,870
^	Golden Eagle Retail Group Ltd.	3,308,000	4,859
	Shanghai Electric Group Co. Ltd.	14,406,000	4,843
	China Agri-Industries Holdings Ltd.	10,385,400	4,817
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	6,569,222	4,703
	Wumart Stores Inc.	2,500,000	4,672
	Chongqing Changan Automobile Co. Ltd. Class B	4,072,413	4,614
^,* China Yurun Food Group Ltd.		6,584,413	4,604
^	China Power International Development Ltd.	10,735,000	4,510
^	Sinopec Kantons Holdings Ltd.	4,940,000	4,500
^,* Hanergy Solar Group Ltd.		53,722,000	4,429
^,* China Shipping Container Lines Co. Ltd.		18,217,000	4,409
	China Medical System Holdings Ltd.	4,771,500	4,303
	Tong Ren Tang Technologies Co. Ltd.	1,207,000	4,199
^,* Guangzhou Pharmaceutical Co. Ltd.		1,086,000	4,155
	China BlueChemical Ltd.	8,820,000	4,068
	Digital China Holdings Ltd.	3,689,000	4,050
	Shenzhen Investment Ltd.	10,862,000	4,000
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	1,086,041	3,953
^	China Overseas Grand Oceans Group Ltd.	3,327,500	3,945
	Travelsky Technology Ltd.	4,966,000	3,871
	CIMC Enric Holdings Ltd.	2,854,000	3,614
	China Shanshui Cement Group Ltd.	8,962,000	3,566
^	Biostime International Holdings Ltd.	736,000	3,551

*	Sinopec Shanghai Petrochemical Co. Ltd.	11,354,000	3,495
*	Hopson Development Holdings Ltd.	2,992,000	3,492
	BBMG Corp.	5,503,500	3,459
^,* Li Ning Co. Ltd.		5,545,249	3,428
*	Renhe Commercial Holdings Co. Ltd.	55,987,635	3,320
	KWG Property Holding Ltd.	5,699,000	3,266
	China Southern Airlines Co. Ltd.	8,802,000	3,252
*,2 China Galaxy Securities Co. Ltd.		5,522,000	3,240
	Guangshen Railway Co. Ltd.	7,288,000	3,230
^	China Oil & Gas Group Ltd.	17,820,000	3,213
	Anxin-China Holdings Ltd.	10,476,000	3,185
	Huadian Power International Corp. Ltd.	6,830,000	3,167
^,* China High Speed Transmission Equipment Group Co. Ltd.		6,983,000	3,146
^	Daphne International Holdings Ltd.	4,414,000	3,145
*	China Metal Recycling Holdings Ltd.	2,568,000	3,122
^,* China Resources and Transportation Group Ltd.		71,900,000	3,058
	Dah Chong Hong Holdings Ltd.	4,040,000	3,056
	Zhongsheng Group Holdings Ltd.	2,826,500	2,931
	CSG Holding Co. Ltd. Class B	3,788,546	2,925
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,198,405	2,902
^,* Angang Steel Co. Ltd.		5,192,000	2,874
	Bosideng International Holdings Ltd.	13,668,000	2,836
	Zhaojin Mining Industry Co. Ltd.	4,191,500	2,814
*	China Modern Dairy Holdings Ltd.	9,141,000	2,757
^	Hengdeli Holdings Ltd.	10,621,600	2,737
^	China Shineway Pharmaceutical Group Ltd.	1,650,000	2,700
^	CSPC Pharmaceutical Group Ltd.	5,126,000	2,694
*	China Shipping Development Co. Ltd.	6,126,000	2,665
^	China Datang Corp. Renewable Power Co. Ltd.	11,354,000	2,617
*	Zhejiang Southeast Electric Power Co. Class B	3,321,900	2,581
^	Phoenix Satellite Television Holdings Ltd.	6,844,000	2,556
^,* China Lumena New Materials Corp.		13,488,000	2,519
	China Dongxiang Group Co.	13,964,000	2,482
^	Vinda International Holdings Ltd.	2,486,000	2,463
^,* China Precious Metal Resources Holdings Co. Ltd.		14,676,000	2,421
	Huaneng Renewables Corp. Ltd.	6,830,000	2,419
*	China Eastern Airlines Corp. Ltd.	7,846,000	2,405
	Lijun International Pharmaceutical Holding Ltd.	7,204,000	2,405
	NetDragon Websoft Inc.	1,036,008	2,403
^	Tibet 5100 Water Resources Holdings Ltd.	6,129,000	2,298
^	Ajisen China Holdings Ltd.	2,600,000	2,277
	Dongfang Electric Corp. Ltd.	1,639,000	2,275
	China Molybdenum Co. Ltd.	5,835,000	2,218
	China Lesso Group Holdings Ltd.	4,296,000	2,196
*	Metallurgical Corp. of China Ltd.	12,302,063	2,171
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	1,230,500	2,149
^	China South City Holdings Ltd.	8,756,000	2,144
^,* China ZhengTong Auto Services Holdings Ltd.		4,235,500	2,089
	China Wireless Technologies Ltd.	6,444,000	2,074
*	BYD Electronic International Co. Ltd.	3,951,500	2,071
	Kingboard Laminates Holdings Ltd.	5,162,000	2,062
^,* Maanshan Iron & Steel		8,626,000	2,043
	Harbin Electric Co. Ltd.	3,312,000	2,035
^	XTEP International Holdings	4,440,500	2,014
	Jiangsu Future Land Co. Ltd. Class B	3,095,200	2,008
	Lao Feng Xiang Co. Ltd. Class B	1,000,975	2,003
^	China Singyes Solar Technologies Holdings Ltd.	1,982,400	1,992

^,* Lonking Holdings Ltd.		9,594,000	1,939
^	Dongyue Group	5,012,000	1,937
*	Fufeng Group Ltd.	4,773,600	1,925
	China Merchants Property Development Co. Ltd. Class B	643,623	1,916
	Xingda International Holdings Ltd.	3,982,000	1,914
^,* Sinopec Yizheng Chemical Fibre Co. Ltd.		6,914,000	1,906
*	CITIC Resources Holdings Ltd.	13,882,600	1,896
^	Sunny Optical Technology Group Co. Ltd.	1,893,000	1,893
^,* Glorious Property Holdings Ltd.		13,110,000	1,893
	China Water Affairs Group Ltd.	5,538,000	1,891
^	Baoxin Auto Group Ltd.	2,541,000	1,865
	Luthai Textile Co. Ltd. Class B	1,576,500	1,863
^,* MMG Ltd.		7,652,000	1,842
	Guangdong Electric Power Development Co. Ltd. Class B	3,152,700	1,772
^,* Kaisa Group Holdings Ltd.		7,740,000	1,755
	Dazhong Transportation Group Co. Ltd. Class B	2,729,300	1,749
*	Interchina Holdings Co.	21,995,000	1,729
	Beijing Capital Land Ltd.	4,764,000	1,726
^,* Kingdee International Software Group Co. Ltd.		8,127,600	1,706
*	Hangzhou Steam Turbine Co. Class B	1,377,536	1,701
*	China Zhongwang Holdings Ltd.	5,833,095	1,669
	C C Land Holdings Ltd.	6,448,000	1,660
	Sinofert Holdings Ltd.	10,648,000	1,659
^	China Foods Ltd.	4,202,000	1,652
^	Billion Industrial Holdings Ltd.	2,717,500	1,650
^	West China Cement Ltd.	11,686,000	1,640
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	1,882,035	1,637
^	Shenguan Holdings Group Ltd.	3,842,000	1,635
	Sinotrans Shipping Ltd.	6,685,500	1,602
	Wasion Group Holdings Ltd.	2,442,000	1,594
	Tianneng Power International Ltd.	3,256,000	1,590
	NVC Lighting Holdings Ltd.	5,816,000	1,536
	Weifu High-Technology Group Co. Ltd. Class B	641,232	1,535
*	North Mining Shares Co. Ltd.	36,120,000	1,513
^,* Comba Telecom Systems Holdings Ltd.		4,204,699	1,505
	Livzon Pharmaceutical Group Inc. Class B	329,111	1,470
^,* Shanghai Industrial Urban Development Group Ltd.		7,162,000	1,467
*	Tech Pro Technology Development Ltd.	3,312,000	1,430
^	Yuexiu Transport Infrastructure Ltd.	2,780,000	1,422
^	Tiangong International Co. Ltd.	5,260,000	1,416
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	2,259,000	1,412
	Sinotrans Ltd.	7,490,000	1,408
	Fantasia Holdings Group Co. Ltd.	8,383,500	1,391
^	Sany Heavy Equipment International Holdings Co. Ltd.	4,598,000	1,351
^,* Chinasoft International Ltd.		5,008,000	1,350
	TCL Multimedia Technology Holdings Ltd.	2,294,000	1,300
*	Shanghai Diesel Engine Co. Ltd. Class B	1,620,960	1,291
	Shandong Chenming Paper Holdings Ltd. Class B	2,732,722	1,283
*	Tianjin Development Hldgs Ltd.	2,282,000	1,279
^	CIFI Holdings Group Co. Ltd.	7,226,000	1,275
	Cosco International Holdings Ltd.	3,272,000	1,269
^	Weiqiao Textile Co.	2,108,500	1,269
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,391,225	1,252
	China National Accord Medicines Corp. Ltd. Class B	315,600	1,223
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	1,117,509	1,213
*	China Power New Energy Development Co. Ltd.	22,660,000	1,211
*	China Huiyuan Juice Group Ltd.	2,866,000	1,182

^	Tianjin Port Development Holdings Ltd.	8,986,000	1,181
	Xinjiang Goldwind Science & Technology Co. Ltd.	2,105,200	1,179
	Shenzhen Expressway Co. Ltd.	3,434,000	1,155
^	First Tractor Co. Ltd.	1,940,000	1,144
^	MIE Holdings Corp.	5,174,000	1,133
*	Shanghai Haixin Group Co. Class B	1,958,194	1,112
	Powerlong Real Estate Holdings Ltd.	5,624,000	1,109
	Sinotruk Hong Kong Ltd.	2,219,000	1,098
	Jiangling Motors Corp. Ltd. Class B	424,862	1,094
^,* Shougang Concord International Enterprises Co. Ltd.		23,418,000	1,086
^	China Lilang Ltd.	1,988,000	1,083
*	BOE Technology Group Co. Ltd. Class B	4,563,020	1,081
^	Real Nutriceutical Group Ltd.	3,993,000	1,080
^	Maoye International Holdings Ltd.	6,358,000	1,073
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	2,945,367	1,066
	Sichuan Expressway Co. Ltd.	4,340,000	1,063
*	VODone Ltd.	13,006,000	1,056
	Anhui Expressway Co.	2,270,000	1,021
^	China National Materials Co. Ltd.	4,835,000	990
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	986,260	988
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	6,106,000	984
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	668,692	976
	Welling Holding Ltd.	4,599,200	959
	Huaxin Cement Co. Ltd. Class B	702,730	952
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	761,100	939
	Huangshan Tourism Development Co. Ltd. Class B	750,900	926
	Shanghai Friendship Group Inc. Co. Class B	895,500	916
	Anhui Gujing Distillery Co. Ltd. Class B	423,500	915
^,* Mingfa Group International Co. Ltd.		3,235,000	900
	Hubei Sanonda Co. Ltd. Class B	1,294,400	871
	Minmetals Land Ltd.	5,930,000	856
	Shanghai Baosight Software Co. Ltd. Class B	578,670	850
*	China ITS Holdings Co. Ltd.	3,475,000	845
	Double Coin Holdings Ltd. Class B	1,218,000	843
*	Sinolink Worldwide Holdings Ltd.	9,336,000	842
*	China Rare Earth Holdings Ltd.	5,640,000	828
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,840,200	822
	Lianhua Supermarket Holdings Co. Ltd.	1,722,000	808
^,* Hidili Industry International Development Ltd.		4,856,000	794
	Qingling Motors Co. Ltd.	3,348,000	794
	Guangzhou Shipyard International Co. Ltd.	939,800	780
	Shanghai Highly Group Co. Ltd. Class B	1,425,400	778
*	Global Bio-Chem Technology Group Co. Ltd.	8,962,000	762
^,* Jinchuan Group International Resources Co. Ltd.		4,281,000	756
	Yuanda China Holdings Ltd.	11,554,000	737
^	361 Degrees International Ltd.	3,257,000	730
	Hainan Meilan International Airport Co. Ltd.	732,000	691
	Beijing North Star Co. Ltd.	3,098,000	687
	Foshan Electrical and Lighting Co. Ltd. Class B	980,559	685
	Shandong Airlines Co. Ltd.	513,664	674
*	Huadian Energy Co. Ltd. Class B	2,251,234	659
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	1,316,000	656
*	China WindPower Group Ltd.	16,770,000	648
^	Chongqing Machinery & Electric Co. Ltd.	5,486,000	629
*	Kama Co. Ltd. Class B	1,275,600	626
*	China Vanadium Titano - Magnetite Mining Co. Ltd.	4,691,000	623
	Eastern Communications Co. Ltd. Class B	1,274,400	619

	Xiamen International Port Co. Ltd.	4,888,000	617
	Bengang Steel Plates Co. Class B	1,993,172	611
^,* Boshiwa International Holding Ltd.		2,777,000	602
	China Automation Group Ltd.	3,049,000	601
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,796,400	577
*	SRE Group Ltd.	17,190,000	565
*	SGSB Group Co. Ltd. Class B	1,210,896	546
	Tianjin Capital Environmental Protection Group Co. Ltd.	1,360,000	534
^	HKC Holdings Ltd.	16,443,000	519
	Shandong Chenming Paper Holdings Ltd.	1,337,000	512
*	INESA Electron Co. Ltd. Class B	1,362,220	509
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	681,520	503
^,* Xinjiang Xinxin Mining Industry Co. Ltd.		3,544,000	502
	China Fangda Group Co. Ltd. Class B	1,313,790	493
	Peak Sport Products Co. Ltd.	2,686,000	488
	Jingwei Textile Machinery	776,000	466
^,* Fook Woo Group Holdings Ltd.		2,620,000	463
	Changchai Co. Ltd. Class B	835,700	462
*	Jinshan Development & Construction Co. Ltd. Class B	947,900	460
*	Chigo Holding Ltd.	17,208,000	443
^	Sparkle Roll Group Ltd.	7,112,000	430
	Shanghai Potevio Co. Ltd. Class B	739,700	418
*	Shanghai Dajiang Food Group Co. Ltd. Class B	1,319,101	390
*	China SCE Property Holdings Ltd.	1,635,000	382
^,* Winsway Coking Coal Holdings Ltd.		6,669,000	374
*	Shenzhen International Enterprise Class B	229,100	356
*	Fiyta Holdings Ltd. Class B	445,720	349
*	China Mining Resources Group Ltd.	22,644,000	348
	Hefei Meiling Co. Ltd. Class B	779,600	344
*	Great Wall Technology Co. Ltd.	1,758,000	342
	Dalian Port PDA Co. Ltd.	1,712,000	342
*	Daqing Dairy Holdings Ltd.	1,578,000	342
*	Chongqing Iron & Steel Co. Ltd.	2,524,000	341
	Jinzhou Port Co. Ltd. Class B	902,600	333
	O-Net Communications Group Ltd.	1,695,000	328
	Wafangdian Bearing Co. Ltd. Class B	459,900	324
*	Titan Petrochemicals Group Ltd.	10,180,000	323
	SYP Glass Group Co. Ltd.	655,200	305
	Dalian Refrigeration Co. Ltd. Class B	419,500	305
*	Shengli Oil & Gas Pipe Holdings Ltd.	5,793,000	295
*	Shenzhen Nanshan Power Co. Ltd. Class B	873,563	291
	Chen Hsong Holdings	980,000	290
*	Chengde Nanjiang Co. Ltd. Class B	757,500	283
	Lingbao Gold Co. Ltd.	1,316,000	277
^,* Dynasty Fine Wines Group Ltd.		1,342,000	249
*	China Green Holdings Ltd.	2,190,000	226
*	Shanghai Automation Instrumentation Co. Ltd. Class B	424,100	224
*	BaWang International Group Holding Ltd.	4,350,000	213
*	China Tontine Wines Group Ltd.	4,750,000	205
*	Ausnutria Dairy Corp. Ltd.	1,045,000	197
*	Jinan Qingqi Motorcycle Co. Ltd. Class B	636,000	177
	MIN XIN Holdings Ltd.	310,000	147
^,* Real Gold Mining Ltd.		1,345,000	145
*	Trony Solar Holdings Co. Ltd.	1,562,000	127
*	China Kingstone Mining Holdings Ltd.	3,279,000	116
	Sateri Holdings Ltd.	497,000	79
*	China Textile Machinery Class B	108,000	78

	Yuzhou Properties Co. Ltd.	206,520	46
	Xiwang Special Steel Co. Ltd.	136,000	13
	Anhui Tianda Oil Pipe Co. Ltd.	12,000	2
			3,536,349
Colombia (0.1%)
^	Ecopetrol SA ADR	714,423	32,571
	Bancolombia SA ADR	376,846	21,650
*	Cemex Latam Holdings SA	892,381	7,206
	Grupo de Inversiones Suramericana SA Prior Pfd.	263,523	5,268
	Interconexion Electrica SA ESP	1,211,737	5,142
	Corp Financiera Colombiana SA	241,057	4,707
	Almacenes Exito SA	280,646	4,612
	Grupo Aval Acciones y Valores Prior Pfd.	6,055,439	4,378
	Ecopetrol SA	1,757,820	4,022
	Grupo de Inversiones Suramericana SA	174,860	3,450
*	Isagen SA ESP	1,652,404	2,372
	Grupo Argos SA Prior Pfd.	76,772	833
	Cementos Argos SA	135,002	616
			96,827
Czech Republic (0.0%)
	CEZ AS	808,254	19,187
	Komercni Banka AS	76,804	14,926
	Telefonica Czech Republic AS	544,497	8,140
			42,253
Denmark (0.9%)
	Novo Nordisk A/S Class B	2,024,908	343,558
*	Danske Bank A/S	3,989,761	73,440
	AP Moeller - Maersk A/S Class B	6,745	52,892
	Carlsberg A/S Class B	522,347	51,734
	Novozymes A/S	1,194,787	40,954
	TDC A/S	3,727,485	32,626
	Coloplast A/S Class B	554,907	32,416
	DSV A/S	914,380	23,963
	AP Moeller - Maersk A/S Class A	3,234	23,917
^,* Vestas Wind Systems A/S		993,317	19,939
	GN Store Nord A/S	906,260	18,738
	Chr Hansen Holding A/S	436,017	14,450
*	Jyske Bank A/S	329,108	14,417
*	Topdanmark A/S	490,380	13,775
	Pandora A/S	341,454	13,587
^	FLSmidth & Co. A/S	261,547	12,409
*	William Demant Holding A/S	128,268	11,296
	Tryg A/S	119,196	10,804
*	Sydbank A/S	343,973	7,694
	SimCorp A/S	204,210	6,534
	Rockwool International A/S Class B	38,758	6,126
*	Genmab A/S	180,053	5,183
	NKT Holding A/S	113,752	4,610
	Royal UNIBREW A/S	46,810	4,512
	D/S Norden A/S	115,678	4,232
	H Lundbeck A/S	207,922	4,185
^	ALK-Abello A/S	31,982	2,635
	Schouw & Co.	68,266	2,560
*	Auriga Industries Class B	72,790	2,089
^,* Bang & Olufsen A/S		164,490	1,570
	Solar A/S Class B	29,939	1,380

^,* Bavarian Nordic A/S		122,631	1,309
*	Alm Brand A/S	380,277	1,276
*	East Asiatic Co. Ltd. A/S	47,088	755
			861,565
Egypt (0.0%)
*	Orascom Telecom Holding SAE GDR	2,596,259	7,634
*	Talaat Moustafa Group	1,864,744	1,273
	Commercial International Bank Egypt SAE	253,786	1,270
	Telecom Egypt Co.	431,535	830
*	Egyptian Financial Group-Hermes Holding	598,798	749
*	Orascom Construction Industries GDR	20,679	703
	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	535
	Egyptian Kuwaiti Holding Co. SAE	367,852	272
			13,266
Exchange-Traded Fund (0.2%)
3	Vanguard FTSE Emerging Markets ETF	4,957,820	193,752

Finland (0.6%)
	Sampo	2,400,039	105,114
^,* Nokia Oyj		19,079,851	75,431
	Kone Oyj Class B	961,801	71,633
	Fortum Oyj	2,271,493	44,929
	Wartsila OYJ Abp	855,959	38,804
	Nokian Renkaat Oyj	670,578	29,783
	UPM-Kymmene Oyj	2,673,623	29,765
	Metso Oyj	681,119	23,996
	Stora Enso Oyj	2,923,295	21,687
	Elisa Oyj	848,114	18,263
	Pohjola Bank plc Class A	949,311	16,442
	Orion Oyj Class B	498,583	12,205
	Amer Sports Oyj	604,485	11,999
^	Outotec Oyj	911,553	11,060
	Kesko Oyj Class B	334,132	10,509
	Huhtamaki Oyj	545,849	10,403
	Konecranes Oyj	311,580	9,136
	Neste Oil Oyj	631,636	9,127
	YIT Oyj	629,981	8,568
	Kemira Oyj	490,655	7,634
^	Cargotec Oyj Class B	202,765	7,204
	Tieto Oyj	351,649	6,718
	Uponor Oyj	361,628	6,294
	Sponda Oyj	1,203,398	6,186
^,* Outokumpu Oyj		7,113,088	4,400
	Citycon Oyj	1,297,363	4,101
*	Caverion Corp.	628,247	3,494
	Metsa Board Oyj	998,790	3,393
	Ramirent Oyj	323,149	3,023
^	Sanoma Oyj	402,447	2,927
	Raisio plc	650,577	2,899
	Lassila & Tikanoja Oyj	144,512	2,721
^	Stockmann OYJ Abp Class B	159,201	2,403
	Rautaruukki Oyj	398,421	2,336
	Cramo Oyj	127,729	1,584
	Oriola-KD Oyj	491,293	1,552
	Finnair Oyj	288,572	1,114
*	Poyry Oyj	190,392	958

F-Secure Oyj	388,660	875
HKScan Oyj	125,489	612
		631,282
France (6.3%)
Sanofi	5,782,919	605,379
Total SA	10,374,433	552,839
BNP Paribas SA	4,987,611	323,384
LVMH Moet Hennessy Louis Vuitton SA	1,263,501	229,995
Danone SA	2,848,352	225,577
Schneider Electric SA	2,674,199	213,029
Air Liquide SA	1,587,508	210,745
L'Oreal SA	1,191,825	199,788
AXA SA	8,826,758	194,555
European Aeronautic Defence and Space Co. NV	2,855,009	170,973
Vivendi SA	6,751,987	144,376
GDF Suez	6,636,226	139,191
Societe Generale SA	3,338,572	134,321
Vinci SA	2,354,965	127,382
Pernod-Ricard SA	1,002,674	119,636
Unibail-Rodamco SE	484,622	117,747
Essilor International SA	999,853	111,901
Cie Generale des Etablissements Michelin	927,286	92,986
Carrefour SA	3,029,410	92,814
Cie de St-Gobain	1,947,321	90,451
Orange SA	9,154,460	90,291
Kering	374,779	85,950
Renault SA	859,021	67,682
Safran SA	1,148,135	67,424
Publicis Groupe SA	794,252	64,077
Legrand SA	1,172,546	60,758
Technip SA	540,065	59,590
Lafarge SA	927,860	59,354
* Credit Agricole SA	5,103,047	48,713
Christian Dior SA	266,534	47,231
SES SA	1,510,245	44,452
Sodexo	459,964	42,008
Dassault Systemes SA	313,318	41,188
Cap Gemini SA	751,013	41,076
Gemalto NV	390,754	40,923
Electricite de France SA	1,325,961	38,868
Alstom SA	1,087,486	36,799
Vallourec SA	580,820	34,307
Accor SA	876,140	33,025
Bureau Veritas SA	1,110,995	32,979
Edenred	1,008,961	32,335
Valeo SA	404,186	32,003
^,* Alcatel-Lucent	11,367,451	28,693
Casino Guichard Perrachon SA	275,304	28,350
Zodiac Aerospace	192,776	28,007
STMicroelectronics NV	3,254,944	27,885
Iliad SA	115,363	27,218
Bouygues SA	922,110	27,001
Arkema SA	261,597	26,217
Thales SA	507,613	26,140
Veolia Environnement SA	1,905,705	25,655
SCOR SE	793,318	25,281
Natixis	4,707,012	24,053

	Rexel SA	912,643	22,198
	Klepierre	497,615	21,589
*	CGG	845,174	21,337
	Groupe Eurotunnel SA	2,719,294	21,333
	Aeroports de Paris	200,282	20,693
	AtoS	267,297	20,108
	Suez Environnement Co.	1,372,097	19,467
	Wendel SA	161,541	18,677
	Lagardere SCA	580,411	18,391
	Eutelsat Communications SA	646,057	18,057
	Ingenico	214,632	16,037
	Societe BIC SA	138,981	15,438
^,* Peugeot SA		1,132,407	14,463
	Hermes International	41,479	14,093
	Teleperformance	278,476	13,499
	CNP Assurances	783,011	13,243
	Gecina SA	106,516	13,044
^	Bollore SA	26,751	12,828
	Fonciere Des Regions	156,317	12,823
	Remy Cointreau SA	119,447	12,369
	Neopost SA	169,052	12,145
	SEB SA	134,339	11,174
	Imerys SA	165,524	10,944
	JCDecaux SA	339,521	10,874
	Eiffage SA	197,050	10,572
	Eurazeo	162,197	10,421
	ICADE	115,053	10,404
	Rubis SCA	148,641	9,495
	Havas SA	1,202,577	9,098
	Eurofins Scientific	40,869	8,953
	Orpea	185,344	8,748
	Societe Television Francaise 1	568,930	8,426
	Plastic Omnium SA	111,068	7,577
	Euler Hermes SA	65,607	7,343
	BioMerieux	71,591	7,314
	Etablissements Maurel et Prom	418,558	6,831
*	Technicolor SA	1,353,722	6,792
	Metropole Television SA	332,156	6,546
*	UBISOFT Entertainment	419,012	6,392
^,* Faurecia		240,053	6,337
	IPSOS	177,694	6,313
^,* Air France-KLM		758,409	6,130
^	Bourbon SA	218,032	5,921
^	Nexans SA	108,542	5,778
	Ipsen SA	142,482	5,715
	SA des Ciments Vicat	74,836	5,045
*	Societe Immobiliere de Location pour l'Industrie et le Commerce	50,757	5,033
	Nexity SA	126,589	5,001
	Eramet	47,185	4,157
	Virbac SA	20,766	4,150
	Mercialys SA	207,433	4,051
	Rallye SA	108,938	4,024
	Alten SA	104,484	3,888
	Altran Technologies SA	498,117	3,567
	Medica SA	165,402	3,401
	Sartorius Stedim Biotech	20,935	3,163
	Vilmorin & Cie	25,594	3,084

	Saft Groupe SA	119,076	2,942
^,* GameLoft SE		338,221	2,741
	LISI	18,957	2,494
*	Club Mediterranee SA	99,618	2,311
	Ciments Francais SA	36,619	2,218
*	Beneteau SA	164,376	2,199
^	Faiveley Transport SA	32,280	2,173
	Societe d'Edition de Canal &	292,569	2,074
	MPI	437,317	2,054
	Societe de la Tour Eiffel	28,450	1,863
	Bonduelle S.C.A.	72,438	1,796
*	FFP	33,234	1,769
	ALBIOMA	85,648	1,740
^,* SOITEC		749,333	1,670
	Sopra Group SA	22,477	1,648
	Groupe Steria SCA	115,639	1,632
	Mersen	70,873	1,610
	Boiron SA	27,900	1,494
	April	67,357	1,369
*	Derichebourg SA	390,709	1,349
*	Bull	364,769	1,206
	Stallergenes SA	16,011	1,177
	Assystem	51,991	1,114
^,* Solocal Group		510,002	1,112
*	Groupe Fnac	46,115	1,037
*	Boursorama	104,347	985
*	Parrot SA	35,837	964
^	GL Events	40,722	902
	Esso SA Francaise	11,880	722
	Guerbet	6,063	683
	Jacquet Metal Service	52,464	663
	Manitou BF SA	47,532	615
*	Euro Disney SCA	95,938	579
*	Trigano SA	37,480	536
*	Haulotte Group SA	57,788	513
	Maisons France Confort	14,626	481
	Seche Environnement SA	13,531	464
	Union Financiere de France BQE SA	18,455	409
*	Sequana SA	39,212	304
	Fimalac	4,623	249
*	UBISOFT Entertainment Warrants Exp. 10/10/2013	329,753	177
	Axway Software SA	6,025	139
	Tessi SA	473	54
			6,141,327
Germany (5.9%)
	Bayer AG	4,223,297	490,896
	Siemens AG	4,048,472	444,650
	BASF SE	4,714,501	417,840
	Allianz SE	2,325,258	362,349
	Daimler AG	5,086,190	352,838
^	SAP AG	4,558,881	334,037
	Deutsche Bank AG	5,200,013	234,591
	Deutsche Telekom AG	15,368,313	186,879
	Linde AG	944,815	182,003
	Volkswagen AG Prior Pfd.	736,055	174,617
	Bayerische Motoren Werke AG	1,654,479	161,939
	Muenchener Rueckversicherungs AG	812,378	161,317

	E.ON SE	9,342,087	158,621
	Deutsche Post AG	4,281,023	119,715
	Adidas AG	1,065,893	118,810
	Henkel AG & Co. KGaA Prior Pfd.	882,083	86,223
	Fresenius SE & Co. KGaA	665,009	83,717
	Continental AG	507,311	79,886
	RWE AG	2,457,595	74,021
	Fresenius Medical Care AG & Co. KGaA	1,077,076	68,011
	Deutsche Boerse AG	943,839	66,866
	Porsche Automobil Holding SE Prior Pfd.	781,022	66,220
	HeidelbergCement AG	717,265	55,259
	Merck KGaA	329,459	54,435
	Kabel Deutschland Holding AG	451,516	50,835
	Infineon Technologies AG	5,544,589	49,202
	Henkel AG & Co. KGaA	579,609	48,033
	Beiersdorf AG	507,879	46,966
	Brenntag AG	262,104	43,138
*	ThyssenKrupp AG	1,951,529	42,396
*	Commerzbank AG	4,800,427	40,863
	GEA Group AG	900,269	37,206
	Volkswagen AG	148,913	33,840
	Lanxess AG	416,848	26,092
*	QIAGEN NV	1,204,140	24,740
	Symrise AG	550,253	23,764
^	K&S AG	958,063	23,665
	MAN SE	205,665	23,446
*	Deutsche Lufthansa AG	1,164,199	23,330
	Metro AG	666,869	23,011
	Hannover Rueckversicherung SE	306,193	22,742
^	ProSiebenSat.1 Media AG Prior Pfd.	520,410	21,310
	Bilfinger SE	213,382	20,286
	Hugo Boss AG	155,088	18,006
*	Sky Deutschland AG	2,254,001	17,646
	MTU Aero Engines AG	192,228	17,464
*	Osram Licht AG	432,269	16,850
	Wirecard AG	520,711	16,061
	United Internet AG	475,477	15,531
	Deutsche Wohnen AG	784,197	13,822
^	Stada Arzneimittel AG	287,866	13,498
	Fuchs Petrolub SE Prior Pfd.	177,365	13,235
^,* Suedzucker AG		396,047	12,937
	Freenet AG	538,003	12,832
	Aurubis AG	223,222	12,561
	Rhoen Klinikum AG	507,880	12,315
	Fraport AG Frankfurt Airport Services Worldwide	181,034	11,720
	Hochtief AG	150,823	11,487
	Axel Springer AG	211,952	11,097
	GSW Immobilien AG	256,570	10,405
	Software AG	317,214	9,644
	Celesio AG	414,939	9,377
	Deutsche Euroshop AG	221,829	9,352
	Wincor Nixdorf AG	147,038	9,327
	Telefonica Deutschland Holding AG	1,335,817	9,150
	Gerresheimer AG	153,931	8,965
*	TUI AG	680,210	8,581
*	Morphosys AG	118,082	8,061
	Leoni AG	160,948	8,016

^	SGL Carbon SE	230,810	7,536
	Duerr AG	111,248	7,449
^	Wacker Chemie AG	76,134	7,427
^,* Aixtron SE		465,118	7,303
	TAG Immobilien AG	612,168	7,259
^	Salzgitter AG	190,122	7,077
	LEG Immobilien AG	131,962	6,622
	Norma Group SE	153,585	6,521
*	Aareal Bank AG	234,450	6,479
	Fielmann AG	60,861	6,346
	Krones AG	73,995	6,246
*	Kloeckner & Co. SE	485,790	6,073
*	GAGFAH SA	526,393	6,071
	Talanx AG	191,064	6,026
	Rational AG	20,516	5,955
^	KUKA AG	134,320	5,929
	Fuchs Petrolub SE	86,658	5,694
	ElringKlinger AG	153,328	5,672
	Gildemeister AG	238,585	5,546
	Carl Zeiss Meditec AG	156,305	5,297
^	Gerry Weber International AG	118,304	5,294
	Puma SE	18,769	5,240
^	Pfeiffer Vacuum Technology AG	47,762	5,205
*	Dialog Semiconductor plc	300,629	4,968
	Rheinmetall AG	104,870	4,852
	CTS Eventim AG	106,187	4,777
^	Draegerwerk AG & Co. KGaA Prior Pfd.	30,391	4,074
	GFK SE	80,226	3,957
*	Deutz AG	558,722	3,883
^	Vossloh AG	46,053	3,837
	KWS Saat AG	11,249	3,758
	Jungheinrich AG Prior Pfd.	76,237	3,620
	Alstria Office REIT-AG	305,820	3,576
	Bechtle AG	71,562	3,515
	Indus Holding AG	103,696	3,462
	BayWa AG	66,660	3,291
	Hamburger Hafen und Logistik AG	126,899	3,038
	Grenkeleasing AG	31,958	2,939
	Bertrandt AG	25,027	2,882
	Takkt AG	163,399	2,773
	Generali Deutschland Holding AG	18,834	2,734
^,* Heidelberger Druckmaschinen AG		997,923	2,461
	Jenoptik AG	191,604	2,398
*	Nordex SE	275,839	2,307
	Deutsche Postbank AG	48,390	2,130
	Biotest AG Prior Pfd.	28,824	2,091
^	KSB AG Prior Pfd.	3,574	2,034
	QSC AG	444,555	1,808
^	SMA Solar Technology AG	52,064	1,777
	Sixt AG	69,240	1,717
	Sixt AG Prior Pfd.	81,134	1,668
*	Patrizia Immobilien AG	151,203	1,654
	Draegerwerk AG & Co. KGaA	14,603	1,613
	Comdirect Bank AG	165,283	1,611
	CAT Oil AG	67,656	1,280
	Deutsche Beteiligungs AG	52,409	1,266
	Delticom AG	25,228	1,236

^	DIC Asset AG	120,482	1,222
	Bauer AG	44,195	1,127
	Kontron AG	216,126	1,015
^	CropEnergies AG	92,688	786
^,* H&R AG		66,151	767
	Daimler AG	9,125	631
^,* Air Berlin plc		247,722	626
*	Colonia Real Estate AG	30,414	190
^,* IVG Immobilien AG		628,560	139
	KSB AG	113	69
	Bayerische Motoren Werke AG Prior Pfd.	486	37
	RWE AG Prior Pfd.	621	19
			5,724,427
Greece (0.1%)
	OPAP SA	1,080,428	9,696
*	National Bank of Greece SA	1,985,413	6,914
*	Piraeus Bank SA	4,907,217	6,248
^,* Hellenic Telecommunications Organization SA ADR		1,341,580	5,903
	Public Power Corp. SA	558,138	5,775
*	Hellenic Telecommunications Organization SA	580,557	5,242
*	Titan Cement Co. SA	283,623	5,158
*	Alpha Bank AE	8,655,287	5,143
	JUMBO SA	481,150	5,110
*	Alpha Bank AE Warrants Exp. 12/10/2017	4,576,366	4,384
*	Folli Follie SA	168,274	3,946
	Hellenic Petroleum SA	378,326	3,718
	Motor Oil Hellas Corinth Refineries SA	270,829	2,741
	Hellenic Exchanges SA	331,839	2,656
*	Viohalco Hellenic Copper and Aluminum Industry SA	452,974	2,652
*	Mytilineos Holdings SA	413,344	2,386
*	Bank of Cyprus plc	7,567,873	2,084
	Metka SA	115,419	1,707
*	Ellaktor SA	536,378	1,565
	Athens Water Supply & Sewage Co. SA	145,631	1,152
*	Marfin Investment Group Holdings SA	2,952,029	1,127
	Intralot SA-Integrated Lottery Systems & Services	474,106	1,088
*	Eurobank Properties Real Estate Investment Co.	109,955	1,011
*	Frigoglass SA	117,202	745
*	Cyprus Popular Bank PCL	12,597,118	670
	National Bank of Greece SA ADR	20,252	72
			88,893
Hong Kong (2.5%)
	AIA Group Ltd.	61,431,045	290,774
	Hutchison Whampoa Ltd.	12,155,075	137,099
	Sun Hung Kai Properties Ltd.	7,870,039	104,912
	Cheung Kong Holdings Ltd.	6,771,960	95,053
	Hong Kong Exchanges and Clearing Ltd.	5,858,537	91,027
	Hong Kong & China Gas Co. Ltd.	28,674,676	73,463
	Sands China Ltd.	12,301,921	66,489
	Wharf Holdings Ltd.	7,686,270	66,042
	CLP Holdings Ltd.	7,940,843	65,829
	Jardine Matheson Holdings Ltd.	1,186,400	64,947
	Power Assets Holdings Ltd.	6,794,820	61,001
	Hang Seng Bank Ltd.	3,885,750	59,434
	BOC Hong Kong Holdings Ltd.	18,116,539	56,836
	Link REIT	11,617,214	56,726

*	Galaxy Entertainment Group Ltd.	10,644,811	56,028
	Want Want China Holdings Ltd.	33,724,500	45,634
	Swire Pacific Ltd. Class A	3,440,108	40,575
	Hongkong Land Holdings Ltd.	5,977,000	40,374
	Jardine Strategic Holdings Ltd.	1,130,000	38,870
	Li & Fung Ltd.	29,288,479	38,706
	Hang Lung Properties Ltd.	11,294,915	36,563
	Henderson Land Development Co. Ltd.	5,166,634	32,179
	New World Development Co. Ltd.	19,018,674	27,740
	China Mengniu Dairy Co. Ltd.	6,771,000	27,091
	MTR Corp. Ltd.	7,067,924	26,279
	Bank of East Asia Ltd.	6,690,344	25,079
	Prada SPA	2,613,600	24,370
	SJM Holdings Ltd.	9,435,219	23,625
	Tingyi Cayman Islands Holding Corp.	9,544,000	23,601
	Wheelock & Co. Ltd.	4,513,464	23,472
	Sino Land Co. Ltd.	14,710,066	20,752
	Hang Lung Group Ltd.	3,950,000	20,334
	Samsonite International SA	6,519,700	17,844
	Cheung Kong Infrastructure Holdings Ltd.	2,549,311	17,601
	Swire Properties Ltd.	5,846,794	17,172
	Wynn Macau Ltd.	5,966,609	16,903
	AAC Technologies Holdings Inc.	3,526,500	16,409
	Sun Art Retail Group Ltd.	11,594,500	16,108
	Esprit Holdings Ltd.	9,519,403	15,497
	Techtronic Industries Co.	6,266,500	15,307
	Kerry Properties Ltd.	3,561,592	14,641
	MGM China Holdings Ltd.	4,609,600	13,283
	Hysan Development Co. Ltd.	3,118,802	13,234
	First Pacific Co. Ltd.	11,644,395	13,160
	ASM Pacific Technology Ltd.	1,174,584	12,755
^	VTech Holdings Ltd.	798,500	12,223
	Shangri-La Asia Ltd.	7,719,676	12,135
	Yue Yuen Industrial Holdings Ltd.	4,150,942	11,419
	Cathay Pacific Airways Ltd.	5,808,514	10,739
	NWS Holdings Ltd.	6,976,292	10,697
	Television Broadcasts Ltd.	1,486,200	10,073
	Hopewell Holdings Ltd.	2,801,637	8,878
	PCCW Ltd.	19,433,452	8,844
	Xinyi Glass Holdings Ltd.	9,442,000	8,636
	Melco International Development Ltd.	4,134,000	8,324
	Wing Hang Bank Ltd.	879,380	8,148
^,* Semiconductor Manufacturing International Corp.		102,977,000	7,585
^	Giordano International Ltd.	7,638,000	7,570
^	Chow Tai Fook Jewellery Group Ltd.	5,448,200	6,943
	Orient Overseas International Ltd.	1,069,603	5,927
^	Shougang Fushan Resources Group Ltd.	18,069,018	5,914
*	FIH Mobile Ltd.	10,679,714	5,756
^	Stella International Holdings Ltd.	2,334,500	5,724
	Minth Group Ltd.	3,154,000	5,608
	Champion REIT	12,603,000	5,533
	Shui On Land Ltd.	17,932,263	5,365
	Cafe de Coral Holdings Ltd.	1,646,000	5,347
	Great Eagle Holdings Ltd.	1,375,000	5,211
	Lifestyle International Holdings Ltd.	2,188,500	5,206
	NagaCorp Ltd.	6,434,000	5,024
	New World China Land Ltd.	11,932,000	4,948

	L'Occitane International SA	2,201,250	4,936
^	Uni-President China Holdings Ltd.	5,368,000	4,892
	SA SA International Holdings Ltd.	4,874,000	4,854
^	Yuexiu REIT	8,607,000	4,482
	Towngas China Co. Ltd.	4,542,000	4,408
^	Huabao International Holdings Ltd.	10,104,000	4,349
^	Luk Fook Holdings International Ltd.	1,551,000	4,334
	SmarTone Telecommunications Holdings Ltd.	2,582,000	4,113
	Pacific Basin Shipping Ltd.	7,593,000	4,099
	Johnson Electric Holdings Ltd.	6,898,500	4,099
	Vitasoy International Holdings Ltd.	3,308,000	4,050
	Shun Tak Holdings Ltd.	9,276,500	3,980
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,972,000	3,974
	Yingde Gases Group Co. Ltd.	4,310,000	3,920
	Chow Sang Sang Holdings International Ltd.	1,492,000	3,459
^	Anton Oilfield Services Group	4,732,000	2,943
	Pacific Textile Holdings Ltd.	2,461,000	2,938
	Texwinca Holdings Ltd.	2,990,000	2,909
^,* United Co. RUSAL plc		8,376,000	2,862
	Parkson Retail Group Ltd.	6,984,000	2,773
	Dah Sing Financial Holdings Ltd.	655,200	2,731
^,* G-Resources Group Ltd.		77,088,971	2,730
^	Honghua Group Ltd.	8,583,000	2,464
	China Travel International Inv HK	13,434,000	2,458
^	Truly International Holdings	5,268,000	2,371
	K Wah International Holdings Ltd.	5,199,000	2,371
	REXLot Holdings Ltd.	35,500,000	2,287
^,* Brightoil Petroleum Holdings Ltd.		12,831,000	2,232
^	Hopewell Highway Infrastructure Ltd.	4,690,500	2,225
	Sunlight REIT	5,237,000	2,132
	Kowloon Development Co. Ltd.	1,736,000	2,091
	Dah Sing Banking Group Ltd.	1,797,600	2,085
^	Man Wah Holdings Ltd.	1,807,200	2,025
^	Ju Teng International Holdings Ltd.	3,934,000	1,910
^	Value Partners Group Ltd.	3,439,000	1,904
^	CITIC Telecom International Holdings Ltd.	6,100,875	1,879
^	Newocean Energy Holdings Ltd.	3,378,000	1,815
	HKR International Ltd.	3,521,600	1,752
	Prosperity REIT	5,497,000	1,701
	Microport Scientific Corp.	2,081,000	1,670
^,* China Rongsheng Heavy Industries Group Holdings Ltd.		15,202,304	1,605
^	SOCAM Development Ltd.	1,356,353	1,554
^	Trinity Ltd.	4,568,000	1,472
^,* Sino Oil And Gas Holdings Ltd.		49,380,000	1,387
	Singamas Container Holdings Ltd.	6,248,000	1,343
	Midland Holdings Ltd.	3,188,000	1,286
	Regal Hotels International Holdings Ltd.	2,500,000	1,247
	Yip's Chemical Holdings Ltd.	1,370,000	1,227
^	Ports Design Ltd.	1,880,000	1,226
*	Lai Sun Development	41,857,833	1,223
	China Aerospace International Holdings Ltd.	10,750,000	1,218
	Road King Infrastructure Ltd.	1,240,000	1,210
	New World Department Store China Ltd.	2,332,000	1,190
	Emperor Watch & Jewellery Ltd.	15,610,000	1,186
	TCC International Holdings Ltd.	4,850,000	1,174
	AMVIG Holdings Ltd.	2,512,000	1,109
^,* United Laboratories International Holdings Ltd.		2,864,500	1,103

	TCL Communication Technology Holdings Ltd.	2,612,000	1,043
^,* Sinopoly Battery Ltd.		28,580,000	1,011
*	CST Mining Group Ltd.	95,320,000	961
^,* Yanchang Petroleum International Ltd.		19,520,000	918
	TPV Technology Ltd.	4,244,000	837
	YGM Trading Ltd.	342,000	820
	Hutchison Harbour Ring Ltd.	8,978,000	729
^	Polytec Asset Holdings Ltd.	6,060,000	719
^	Silver base Group Holdings Ltd.	3,334,225	653
	Hong Kong Television Network Ltd.	2,058,000	653
^,* Mongolian Mining Corp.		3,138,500	651
	Dickson Concepts International Ltd.	1,168,000	650
	Far East Consortium International Ltd.	1,750,000	589
^	IT Ltd.	2,186,000	586
*	China Forestry Holdings Co. Ltd.	3,050,000	570
	Inspur International Ltd.	12,855,000	522
^,* Citic 21CN Co. Ltd.		9,652,000	517
*	Mongolia Energy Corp. Ltd.	16,502,000	499
*	Neo-Neon Holdings Ltd.	2,479,000	431
	Qunxing Paper Holdings Co. Ltd.	1,573,000	409
	Henderson Investment Ltd.	5,554,000	401
	China Merchants China Direct Investments Ltd.	274,431	371
*	Pou Sheng International Holdings Ltd.	9,611,750	359
	Oriental Press Group	2,534,000	297
	EVA Precision Industrial Holdings Ltd.	1,696,000	247
^,* L'sea Resources International Holdings Ltd.		5,810,000	217
*	China Daye Non-Ferrous Metals Mining Ltd.	9,294,000	214
*	Heng Tai Consumables Group Ltd.	10,305,000	203
*	Sijia Group Co.	1,027,000	181
*	Richly Field China Development Ltd.	13,280,000	151
	Varitronix International Ltd.	238,000	147
*	Sino-Tech International Holdings Ltd.	28,420,000	147
	Regent Pacific Group Ltd.	8,610,000	110
*	PetroAsian Energy Holdings Ltd.	5,104,000	100
*	Ming Fung Jewellery Group Ltd.	1,930,000	60
			2,418,535
Hungary (0.1%)
	OTP Bank plc	1,278,640	25,734
	MOL Hungarian Oil & Gas plc	236,933	17,798
	Richter Gedeon Nyrt	715,237	10,995
	Magyar Telekom Telecommunications plc	2,336,059	3,199
	EGIS Pharmaceuticals plc	19,723	1,829
			59,555
India (1.5%)
	Infosys Ltd.	2,381,644	116,985
	Reliance Industries Ltd.	8,091,186	115,926
	Housing Development Finance Corp.	5,821,822	76,818
	Tata Consultancy Services Ltd.	2,398,969	71,631
	ITC Ltd.	9,733,784	54,725
	Oil & Natural Gas Corp. Ltd.	10,426,771	49,813
	HDFC Bank Ltd.	4,616,319	46,312
	Hindustan Unilever Ltd.	3,614,611	36,449
	Sun Pharmaceutical Industries Ltd.	3,908,710	36,302
	Bharti Airtel Ltd.	6,187,535	35,098
	ICICI Bank Ltd.	2,314,282	34,591
	Mahindra & Mahindra Ltd.	1,530,598	22,941

Tata Motors Ltd.	4,732,180	22,603
NTPC Ltd.	9,998,182	21,501
Axis Bank Ltd.	1,156,853	19,672
Larsen & Toubro Ltd.	1,229,001	17,122
United Spirits Ltd.	436,570	17,114
State Bank of India	596,038	16,740
HCL Technologies Ltd.	1,054,143	16,250
HDFC Bank Ltd. ADR	486,015	15,990
Kotak Mahindra Bank Ltd.	1,417,312	15,208
Coal India Ltd.	3,212,764	14,881
Wipro Ltd.	1,987,818	14,125
Bajaj Auto Ltd.	408,481	12,998
Hero MotoCorp Ltd.	407,407	12,177
Asian Paints Ltd.	1,454,380	12,136
Cairn India Ltd.	2,319,873	11,268
Cipla Ltd.	1,689,299	11,123
* Idea Cellular Ltd.	4,001,488	11,106
Lupin Ltd.	749,980	10,744
IDFC Ltd.	5,585,122	10,067
Ultratech Cement Ltd.	333,035	10,062
Dr Reddy's Laboratories Ltd. ADR	268,613	10,011
Nestle India Ltd.	114,900	10,004
Zee Entertainment Enterprises Ltd.	2,385,605	9,700
Power Grid Corp. of India Ltd.	5,657,443	9,416
GAIL India Ltd.	1,854,510	9,189
ICICI Bank Ltd. ADR	278,512	9,130
Dr Reddy's Laboratories Ltd.	243,579	9,099
Ambuja Cements Ltd.	3,126,572	8,611
IndusInd Bank Ltd.	1,263,020	8,042
Godrej Consumer Products Ltd.	606,430	7,942
Bharat Heavy Electricals Ltd.	2,875,675	7,482
Maruti Suzuki India Ltd.	342,443	7,470
Hindalco Industries Ltd.	5,011,827	7,417
Reliance Communications Ltd.	3,052,585	7,001
Tata Power Co. Ltd.	4,702,422	6,806
Wipro Ltd. ADR	741,018	6,388
Shriram Transport Finance Co. Ltd.	613,017	6,357
NMDC Ltd.	3,916,127	6,308
Jindal Steel & Power Ltd.	1,818,108	5,978
Apollo Hospitals Enterprise Ltd.	384,776	5,933
JSW Steel Ltd.	617,886	5,751
* Tech Mahindra Ltd.	278,625	5,703
Dabur India Ltd.	2,039,379	5,408
DLF Ltd.	2,152,052	5,306
Indian Oil Corp. Ltd.	1,558,828	5,251
Tata Steel Ltd.	1,456,727	5,171
Adani Ports and Special Economic Zone Ltd.	2,490,086	5,127
Sterlite Industries India Ltd.	4,121,994	5,087
Glenmark Pharmaceuticals Ltd.	532,554	5,058
Oil India Ltd.	593,769	5,047
* Oracle Financial Services Software Ltd.	103,162	5,025
Grasim Industries Ltd.	109,300	4,760
Mahindra & Mahindra Financial Services Ltd.	1,227,228	4,717
Yes Bank Ltd.	863,078	4,593
ACC Ltd.	237,077	4,581
* Bharat Petroleum Corp. Ltd.	853,484	4,544
Rural Electrification Corp. Ltd.	1,728,523	4,501

Titan Industries Ltd.	1,026,825	4,450
Sesa Goa Ltd.	1,975,958	4,159
LIC Housing Finance Ltd.	1,458,984	3,979
United Breweries Ltd.	349,667	3,958
GlaxoSmithKline Pharmaceuticals Ltd.	100,994	3,935
Marico Ltd.	1,120,719	3,859
GlaxoSmithKline Consumer Healthcare Ltd.	49,848	3,828
Piramal Enterprises Ltd.	420,077	3,825
Adani Enterprises Ltd.	1,322,973	3,806
Bank of Baroda	405,082	3,745
Colgate-Palmolive India Ltd.	159,167	3,595
Reliance Infrastructure Ltd.	619,677	3,480
Tata Global Beverages Ltd.	1,320,183	3,462
Siemens Ltd.	408,611	3,444
Federal Bank Ltd.	592,791	3,406
Reliance Capital Ltd.	603,260	3,402
* Reliance Power Ltd.	2,786,958	3,348
Punjab National Bank	354,331	3,324
Aditya Birla Nuvo Ltd.	166,019	3,188
Castrol India Ltd.	589,027	3,046
Shree Cement Ltd.	42,257	3,024
Divi's Laboratories Ltd.	194,168	2,991
* Ranbaxy Laboratories Ltd.	625,344	2,948
Cadila Healthcare Ltd.	242,687	2,932
* Jubilant Foodworks Ltd.	151,343	2,801
Power Finance Corp. Ltd.	1,564,506	2,787
Jaiprakash Associates Ltd.	4,664,173	2,777
Indiabulls Housing Finance Ltd.	783,307	2,703
Steel Authority of India Ltd.	3,900,371	2,676
Sun TV Network Ltd.	389,255	2,587
Mphasis Ltd.	391,425	2,577
Container Corp. Of India	154,068	2,521
State Bank of India GDR	44,251	2,487
Havells India Ltd.	245,945	2,461
Motherson Sumi Systems Ltd.	696,788	2,354
NHPC Ltd.	8,572,167	2,342
Cummins India Ltd.	331,986	2,340
United Phosphorus Ltd.	1,096,270	2,300
Hindustan Zinc Ltd.	1,252,061	2,087
Bharti Infratel Ltd.	839,473	2,051
Bhushan Steel Ltd.	268,487	2,039
Emami Ltd.	260,179	2,000
MindTree Ltd.	125,977	1,989
ABB India Ltd.	239,270	1,968
ING Vysya Bank Ltd.	231,250	1,947
Hexaware Technologies Ltd.	1,001,392	1,915
Canara Bank	416,002	1,876
MAX India Ltd.	594,573	1,852
Exide Industries Ltd.	915,206	1,850
Infosys Ltd. ADR	36,550	1,816
Eicher Motors Ltd.	31,518	1,810
Bajaj Holdings and Investment Ltd.	131,915	1,773
Bank of India	565,616	1,717
Petronet LNG Ltd.	888,970	1,692
Bajaj Finserv Ltd.	173,500	1,679
* Unitech Ltd.	6,204,208	1,677
Jammu & Kashmir Bank Ltd.	90,499	1,671

* Adani Power Ltd.	2,857,890	1,650
Aurobindo Pharma Ltd.	587,008	1,634
Godrej Industries Ltd.	372,562	1,607
Bharat Electronics Ltd.	88,280	1,597
Ipca Laboratories Ltd.	144,817	1,585
* Hathway Cable & Datacom Ltd.	348,075	1,559
Indiabulls Real Estate Ltd.	1,423,384	1,487
Hindustan Petroleum Corp. Ltd.	408,184	1,421
Strides Arcolab Ltd.	144,344	1,400
CESC Ltd.	264,856	1,398
JSW Energy Ltd.	1,986,161	1,363
Torrent Pharmaceuticals Ltd.	193,136	1,360
Bharat Forge Ltd.	405,546	1,358
* IFCI Ltd.	3,745,947	1,354
Thermax Ltd.	133,231	1,276
* Wockhardt Ltd.	161,053	1,244
Indian Hotels Co. Ltd.	1,702,496	1,238
IDBI Bank Ltd.	1,155,706	1,237
Bajaj Finance Ltd.	65,624	1,233
Union Bank of India	550,699	1,205
South Indian Bank Ltd.	3,231,918	1,195
Biocon Ltd.	217,593	1,126
Great Eastern Shipping Co. Ltd.	308,905	1,122
Crompton Greaves Ltd.	775,693	1,075
* Dish TV India Ltd.	1,273,851	1,048
Ashok Leyland Ltd.	4,678,400	1,045
* GMR Infrastructure Ltd.	4,873,925	1,030
Tata Chemicals Ltd.	239,919	1,021
Jain Irrigation Systems Ltd.	1,228,734	1,018
McLeod Russel India Ltd.	207,548	978
Coromandel International Ltd.	341,651	948
L&T Finance Holdings Ltd.	933,880	944
* Videocon Industries Ltd.	321,893	909
Sobha Developers Ltd.	174,421	826
Syndicate Bank	552,172	799
UCO Bank	803,438	794
Apollo Tyres Ltd.	712,219	788
Arvind Ltd.	602,508	782
IRB Infrastructure Developers Ltd.	633,023	757
Tata Motors Ltd. ADR	30,400	731
Financial Technologies India Ltd.	82,181	731
* Pipavav Defence & Offshore Engineering Co. Ltd.	659,559	730
* Indraprastha Gas Ltd.	166,125	716
CMC Ltd.	35,502	703
Era Infra Engineering Ltd.	280,522	689
Corp Bank	144,260	680
Madras Cements Ltd.	254,252	669
India Cements Ltd.	765,131	650
* Sun Pharma Advanced Research Co. Ltd.	315,947	649
India Infoline Ltd.	780,845	648
* Essar Oil Ltd.	741,889	628
Tata Communications Ltd.	258,825	627
PTC India Ltd.	828,779	609
* Housing Development & Infrastructure Ltd.	1,056,958	578
Oriental Bank of Commerce	224,350	574
Karnataka Bank Ltd.	428,195	570
Multi Commodity Exchange of India Ltd.	53,177	557

Gujarat State Petronet Ltd.	685,028	557
Allahabad Bank	457,039	537
Voltas Ltd.	420,170	537
Century Textiles & Industries Ltd.	146,811	527
Andhra Bank	497,059	527
Gujarat Mineral Development Corp. Ltd.	361,139	517
Indian Overseas Bank	727,562	503
Torrent Power Ltd.	407,363	499
Engineers India Ltd.	215,799	487
* Jet Airways India Ltd.	77,901	454
* Mangalore Refinery & Petrochemicals Ltd.	825,601	441
Gujarat State Fertilisers & Chemicals Ltd.	484,990	436
Central Bank Of India	471,752	436
Alstom T&D India Ltd.	184,756	423
* Shree Renuka Sugars Ltd.	1,505,103	418
Amtek Auto Ltd.	399,854	416
Ruchi Soya Industries Ltd.	473,661	411
Gujarat Gas Co. Ltd.	142,571	410
Gateway Distriparks Ltd.	241,386	400
Manappuram Finance Ltd.	1,909,801	399
* Suzlon Energy Ltd.	3,425,109	392
Rolta India Ltd.	419,508	389
* Gujarat Pipavav Port Ltd.	487,467	383
Raymond Ltd.	124,727	381
Indian Bank	285,816	379
Vijaya Bank	554,172	366
* Punj Lloyd Ltd.	855,476	364
Jindal Saw Ltd.	513,324	356
Alstom India Ltd.	62,479	339
Radico Khaitan Ltd.	219,876	335
Gujarat NRE Coke Ltd.	1,461,217	333
Polaris Financial Technology Ltd.	202,268	332
Balrampur Chini Mills Ltd.	549,600	328
Welspun Corp. Ltd.	532,644	316
SREI Infrastructure Finance Ltd.	970,190	311
Sintex Industries Ltd.	674,546	291
Chambal Fertilizers & Chemicals Ltd.	480,703	278
* GVK Power & Infrastructure Ltd.	2,881,989	277
Bombay Dyeing & Manufacturing Co. Ltd.	342,887	265
* Schneider Electric Infrastructure Ltd.	249,320	260
Tube Investments of India Ltd.	114,137	260
Cholamandalam Investment and Finance Co. Ltd.	67,871	252
TVS Motor Co. Ltd.	488,005	249
* Shipping Corp. of India Ltd.	507,169	245
Sunteck Realty Ltd.	39,195	238
* Lanco Infratech Ltd.	2,754,258	235
NCC Ltd.	593,283	225
* Hindustan Construction Co. Ltd.	1,625,559	212
Gitanjali Gems Ltd.	175,001	208
Aban Offshore Ltd.	46,797	197
* HCL Infosystems Ltd.	395,493	194
Bajaj Hindusthan Ltd.	880,127	193
Opto Circuits India Ltd.	483,005	190
Trent Ltd.	10,410	172
* IVRCL Ltd.	893,283	171
* Jindal Stainless Ltd.	227,862	167
* Indiabulls Infrastructure and Power Ltd.	3,621,754	165

* Tata Teleservices Maharashtra Ltd.	1,488,444	162
Future Retail Ltd.	118,770	160
EIH Ltd.	195,350	151
Ballarpur Industries Ltd.	844,181	147
* Parsvnath Developers Ltd.	304,956	144
Supreme Industries Ltd.	24,741	139
Sterlite Industries India Ltd. ADR	27,200	137
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	109,481	133
Edelweiss Financial Services Ltd.	251,118	123
SKF India Ltd.	14,923	123
Monnet Ispat & Energy Ltd.	68,828	119
Chennai Petroleum Corp. Ltd.	91,117	108
BEML Ltd.	44,623	105
* Mahanagar Telephone Nigam	448,634	103
Graphite India Ltd.	93,585	95
SRF Ltd.	42,666	94
* GTL Ltd.	437,211	91
* Hotel Leela Venture Ltd.	300,251	83
* Mercator Ltd.	506,962	83
Sterlite Technologies Ltd.	267,889	82
Educomp Solutions Ltd.	183,662	75
Maharashtra Seamless Ltd.	22,329	72
Lakshmi Machine Works Ltd.	2,405	70
Shoppers Stop Ltd.	10,964	63
* Hindustan Oil Exploration Co. Ltd.	146,394	60
Blue Star Ltd.	23,590	59
Core Education & Technologies Ltd.	155,203	59
Ingersoll-Rand India Ltd.	10,288	58
* Prism Cement Ltd.	82,589	35
* Whirlpool of India Ltd.	9,159	25
Jain Irrigation Systems Ltd.	32,150	14
Advanta Ltd.	5,372	9
* Tuni Textile Mills Ltd.	94,771	7
Navneet Publications India Ltd.	7,395	7
State Bank of Bikaner & Jaipur	555	3
		1,471,379
Indonesia (0.6%)
Astra International Tbk PT	102,140,000	64,633
Bank Central Asia Tbk PT	62,283,500	62,953
Telekomunikasi Indonesia Persero Tbk PT	50,920,700	58,910
Bank Rakyat Indonesia Persero Tbk PT	54,244,000	43,471
Bank Mandiri Persero Tbk PT	47,083,624	40,751
Perusahaan Gas Negara Persero Tbk PT	53,245,000	30,577
Semen Indonesia Persero Tbk PT	14,947,000	22,108
Unilever Indonesia Tbk PT	6,373,000	19,679
Charoen Pokphand Indonesia Tbk PT	37,489,658	15,672
Kalbe Farma Tbk PT	111,025,510	15,424
Bank Negara Indonesia Persero Tbk PT	36,522,495	15,168
Indocement Tunggal Prakarsa Tbk PT	7,260,500	14,722
Indofood Sukses Makmur Tbk PT	21,493,500	13,566
United Tractors Tbk PT	8,212,515	13,424
Gudang Garam Tbk PT	2,816,000	11,587
Lippo Karawaci Tbk PT	91,969,000	11,440
Bank Danamon Indonesia Tbk PT	16,243,609	8,215
* Global Mediacom Tbk PT	30,513,618	6,817
Indofood CBP Sukses Makmur Tbk PT	5,759,500	6,267
* Media Nusantara Citra Tbk PT	20,479,412	6,171

Ciputra Development Tbk PT	52,164,000	5,839
XL Axiata Tbk PT	12,553,223	5,494
Bumi Serpong Damai PT	34,565,000	5,300
Jasa Marga Persero Tbk PT	9,824,000	5,111
Bhakti Investama Tbk PT	114,216,000	4,876
Adaro Energy Tbk PT	71,708,500	4,875
* Bumi Resources Tbk PT	96,270,500	4,770
Summarecon Agung Tbk PT	48,736,000	4,739
Indo Tambangraya Megah Tbk PT	1,984,800	4,669
Tambang Batubara Bukit Asam Persero Tbk PT	3,966,000	3,838
Alam Sutera Realty Tbk PT	55,371,500	3,766
AKR Corporindo Tbk PT	8,457,000	3,551
Indosat Tbk PT	6,598,000	3,208
* Tower Bersama Infrastructure Tbk PT	5,782,000	3,205
* Trada Maritime Tbk PT	24,193,500	3,199
Astra Agro Lestari Tbk PT	1,867,000	2,821
* Citra Marga Nusaphala Persada Tbk PT	8,826,500	2,636
Wijaya Karya Persero Tbk PT	10,618,000	2,144
Mitra Adiperkasa Tbk PT	3,602,000	2,034
Ramayana Lestari Sentosa Tbk PT	15,639,000	2,005
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,892,500	1,949
Holcim Indonesia Tbk PT	7,488,500	1,911
Aneka Tambang Persero Tbk PT	16,768,000	1,892
Gajah Tunggal Tbk PT	7,282,500	1,858
Vale Indonesia Tbk PT	9,872,698	1,696
Pakuwon Jati Tbk PT	44,364,600	1,639
* Garuda Indonesia Persero Tbk PT	32,624,000	1,587
* Energi Mega Persada Tbk PT	154,131,032	1,572
Bank Tabungan Negara Persero Tbk PT	15,112,997	1,532
Surya Semesta Internusa Tbk PT	15,955,500	1,457
* Bakrie and Brothers Tbk PT	278,289,000	1,354
Medco Energi Internasional Tbk PT	6,408,500	1,116
Salim Ivomas Pratama Tbk PT	15,785,000	1,061
Timah Persero Tbk PT	9,486,000	1,059
* Bakrieland Development Tbk PT	202,316,500	983
Agung Podomoro Land Tbk PT	29,772,000	956
* Agis Tbk PT	25,785,500	953
* Krakatau Steel Persero Tbk PT	16,541,000	781
Harum Energy Tbk PT	3,063,000	775
Intiland Development Tbk PT	19,333,500	751
* Berlian Laju Tanker Tbk PT	25,926,000	494
Sampoerna Agro PT	3,124,500	476
* Bakrie Telecom Tbk PT	94,762,000	461
Indika Energy Tbk PT	7,625,500	460
Bisi International PT	6,953,500	419
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,917,000	318
* Delta Dunia Makmur Tbk PT	26,189,000	295
Bakrie Sumatera Plantations Tbk PT	39,972,500	202
* Darma Henwa Tbk PT	41,394,000	201
Tunas Baru Lampung Tbk PT	2,991,000	135
Asahimas Flat Glass Tbk PT	133,500	103
		590,081
Ireland (0.2%)
Kerry Group plc Class A	739,923	45,462
* Elan Corp. plc	2,418,883	36,991
Ryanair Holdings plc ADR	586,435	30,213
Paddy Power plc	213,311	17,262

DCC plc	421,495	17,101
Smurfit Kappa Group plc	774,683	15,667
Kingspan Group plc	820,102	11,512
Glanbia plc	849,129	11,105
Grafton Group plc	1,154,426	9,420
C&C Group plc	1,680,361	9,369
Ryanair Holdings plc	701,590	6,490
Aer Lingus Group plc	1,144,792	2,531
FBD Holdings plc	108,608	2,320
		215,443
Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	4,375,996	173,918
Bank Hapoalim BM	5,131,813	24,540
* Bank Leumi Le-Israel BM	6,375,603	21,390
Israel Chemicals Ltd.	2,256,449	17,993
Bezeq The Israeli Telecommunication Corp. Ltd.	9,480,096	15,313
NICE Systems Ltd.	285,950	11,068
* Mellanox Technologies Ltd.	218,557	9,857
* Israel Discount Bank Ltd. Class A	4,031,488	6,861
Delek Group Ltd.	23,454	6,586
* Mizrahi Tefahot Bank Ltd.	598,040	6,377
Azrieli Group	180,746	5,628
* Israel Corp. Ltd.	11,445	5,366
Elbit Systems Ltd.	116,926	5,159
Gazit-Globe Ltd.	359,097	4,886
* EZchip Semiconductor Ltd.	140,617	4,450
Osem Investments Ltd.	193,879	4,325
* Paz Oil Co. Ltd.	24,226	3,937
Partner Communications Co. Ltd.	428,436	3,253
Harel Insurance Investments & Financial Services Ltd.	56,135	3,118
Frutarom Industries Ltd.	183,119	3,115
Strauss Group Ltd.	179,544	3,097
Shikun & Binui Ltd.	984,386	2,340
Alony Hetz Properties & Investments Ltd.	317,379	2,088
Migdal Insurance & Financial Holding Ltd.	1,265,041	2,069
* Cellcom Israel Ltd. (Registered)	180,274	2,012
* Oil Refineries Ltd.	4,141,899	1,777
* Delek Energy Systems Ltd.	3,275	1,737
* Nitsba Holdings 1995 Ltd.	134,704	1,717
Clal Insurance Enterprises Holdings Ltd.	90,456	1,694
Delek Automotive Systems Ltd.	160,242	1,632
* Jerusalem Oil Exploration	48,855	1,565
First International Bank Of Israel Ltd.	97,392	1,538
* Ormat Industries	246,408	1,475
Shufersal Ltd.	368,304	1,446
Melisron Ltd.	58,224	1,439
* Menorah Mivtachim Holdings Ltd.	125,965	1,432
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	27,626	1,424
* Allot Communications Ltd.	95,002	1,407
Ituran Location and Control Ltd.	73,509	1,324
* Given Imaging Ltd.	82,769	1,290
Clal Industries Ltd.	294,808	1,239
Norstar Holdings Inc.	41,962	1,223
Amot Investments Ltd.	424,120	1,176
* Kamada Ltd.	88,812	1,103
* Cellcom Israel Ltd.	96,644	1,082
Babylon Ltd.	146,605	1,057

	Phoenix Holdings Ltd.	288,551	1,056
*	Gilat Satellite Networks Ltd.	201,868	1,043
*	Nova Measuring Instruments Ltd.	113,998	1,043
	Electra Ltd.	7,997	993
*	Africa Israel Investments Ltd.	470,682	905
*	Koor Industries Ltd.	54,143	881
*	Africa Israel Properties Ltd.	67,535	860
	Jerusalem Economy Ltd.	110,588	855
*	Hadera Paper Ltd.	10,751	693
*	Discount Investment Corp.	102,366	488
*	Tower Semiconductor Ltd.	103,472	458
*	Elco Holdings Ltd.	40,342	443
*	Ceragon Networks Ltd.	119,270	406
	Property & Building Corp.	6,092	354
*	AudioCodes Ltd.	36,887	183
*	Clal Biotechnology Industries Ltd. Warrants Exp. 05/08/2014	15,894	4
*	Africa Israel Investments Ltd. Warrants Exp. 10/31/2013	67,240	3
			389,191
Italy (1.6%)
	Eni SPA	12,580,279	277,863
	Assicurazioni Generali SPA	6,373,656	126,083
	UniCredit SPA	22,757,398	124,308
	Enel SPA	32,978,864	110,355
	Intesa Sanpaolo SPA (Registered)	56,011,448	106,845
	Fiat Industrial SPA	4,236,719	52,308
	Snam SPA	10,644,636	50,307
	Tenaris SA	2,124,501	47,399
	Luxottica Group SPA	880,055	46,625
	Telecom Italia SPA (Registered)	53,069,068	36,406
*	Fiat SPA	4,341,000	34,612
	Terna Rete Elettrica Nazionale SPA	7,278,971	32,512
	Atlantia SPA	1,610,854	30,667
	Saipem SPA	1,297,438	27,658
	Prysmian SPA	1,055,761	21,465
	Enel Green Power SPA	8,541,191	19,012
	Unione di Banche Italiane SCPA	4,355,744	18,567
	Telecom Italia SPA (Bearer)	30,683,129	16,169
	Exor SPA	475,413	15,673
	Mediobanca SPA	2,523,344	15,545
*	Mediaset SPA	3,487,816	15,236
	Pirelli & C. SPA	1,157,607	15,202
^	Azimut Holding SPA	528,597	11,877
*	Banco Popolare SC	8,987,126	11,471
	Davide Campari-Milano SPA	1,423,582	11,022
^	Tod's SPA	67,041	10,922
^,* Finmeccanica SPA		1,987,643	10,399
*	Banca Popolare dell'Emilia Romagna Scrl	1,611,927	9,654
	Gtech SPA	321,393	8,921
^,* Banca Monte dei Paschi di Siena SPA		31,421,713	8,612
*	Autogrill SPA	551,423	8,423
	Mediolanum SPA	1,070,376	8,157
	Salvatore Ferragamo SPA	233,919	8,018
^,* Banca Popolare di Milano Scarl		16,310,318	8,008
	Banca Popolare di Sondrio SCARL	1,495,903	7,849
	Banca Generali SPA	261,945	6,582
*	Yoox SPA	244,704	6,428
	Tenaris SA ADR	139,938	6,220

	A2A SPA	7,042,017	6,129
	Recordati SPA	509,632	6,033
	Buzzi Unicem SPA	366,466	5,415
	Hera SPA	2,618,987	5,285
^,* Fondiaria-Sai SPA		2,430,690	5,035
	Societa Cattolica di Assicurazioni SCRL	221,708	4,987
	Ansaldo STS SPA	524,405	4,921
	Parmalat SPA	1,483,515	4,849
^	DiaSorin SPA	108,086	4,554
	Unipol Gruppo Finanziario SPA Prior Pfd.	1,339,105	4,521
^	Unipol Gruppo Finanziario SPA	1,093,827	4,206
*	Gemina SPA	1,963,188	4,094
	Interpump Group SPA	398,545	3,951
^	De'Longhi SPA	247,273	3,950
*	Sorin SPA	1,315,566	3,584
*	Safilo Group SPA	156,823	3,228
	Danieli & C Officine Meccaniche SPA	185,261	3,226
	Brembo SPA	135,917	2,956
	Beni Stabili SPA	4,547,089	2,944
^	Brunello Cucinelli SPA	102,348	2,774
^,* Banca Carige SPA		4,809,219	2,695
*	CIR-Compagnie Industriali Riunite SPA	2,010,336	2,636
^	Italcementi SPA	347,489	2,581
	ERG SPA	262,940	2,559
*	Milano Assicurazioni SPA	3,744,822	2,528
	Iren SPA	2,227,223	2,503
*	Banca Piccolo Credito Valtellinese Scarl	2,006,933	2,442
	Societa Iniziative Autostradali e Servizi SPA	276,221	2,419
	ACEA SPA	256,657	2,372
^	Piaggio & C SPA	839,856	2,347
	Credito Emiliano SPA	416,652	2,291
	Amplifon SPA	424,304	2,125
*	ASTM SPA	179,984	2,053
^,* Cam Finanziaria SPA		1,807,388	1,909
^,* Saras SPA		1,520,725	1,864
	Italcementi SPA RSP	486,419	1,824
	MARR SPA	139,305	1,821
	Danieli & C Officine Meccaniche SPA	69,198	1,808
	Ei Towers SPA	45,851	1,712
	Astaldi SPA	235,677	1,692
	Indesit Co. SPA	205,812	1,524
	Trevi Finanziaria Industriale SPA	164,332	1,373
*	Italmobiliare SPA	76,655	1,198
	Sogefi SPA	250,655	991
	Cementir Holding SPA	299,422	989
^	Geox SPA	377,741	984
	Industria Macchine Automatiche SPA	38,589	950
*	Cofide SPA	1,501,166	939
	Zignago Vetro SPA	147,518	883
*	Italmobiliare SPA	33,529	801
*	DeA Capital SPA	456,280	772
^,* RCS MediaGroup SPA		435,404	745
^,* Gruppo Editoriale L'Espresso SPA		598,273	732
^	Immobiliare Grande Distribuzione	683,008	718
*	Arnoldo Mondadori Editore SPA	525,365	696
	Banco di Desio e della Brianza SPA	233,211	586
	Esprinet SPA	126,684	550

*	Juventus Football Club SPA	1,690,066	442
*	Falck Renewables SPA	355,870	409
*	IMMSI SPA	672,788	390
^,* Landi Renzo SPA		232,365	316
*	Fiera Milano SPA	49,412	293
^,* Telecom Italia Media SPA		1,429,503	158
			1,531,642
Japan (15.9%)
	Toyota Motor Corp.	13,528,456	823,216
	Mitsubishi UFJ Financial Group Inc.	72,257,202	448,212
	Honda Motor Co. Ltd.	9,158,593	339,244
	Sumitomo Mitsui Financial Group Inc.	6,860,614	313,436
	Softbank Corp.	4,807,221	305,145
	Mizuho Financial Group Inc.	122,201,433	254,157
	Japan Tobacco Inc.	5,932,897	207,122
	Canon Inc.	5,771,656	178,022
	Takeda Pharmaceutical Co. Ltd.	3,952,239	176,247
	Mitsubishi Estate Co. Ltd.	6,453,656	163,593
	Hitachi Ltd.	23,683,815	158,662
	East Japan Railway Co.	1,931,790	155,417
	KDDI Corp.	2,794,300	154,606
	FANUC Corp.	1,002,974	151,863
	Seven & I Holdings Co. Ltd.	3,983,908	150,079
	Nomura Holdings Inc.	17,924,604	136,178
	Nissan Motor Co. Ltd.	12,960,133	135,332
	Mitsubishi Corp.	7,321,416	133,388
	Shin-Etsu Chemical Co. Ltd.	2,104,584	131,117
	Mitsui Fudosan Co. Ltd.	4,315,915	130,092
	Astellas Pharma Inc.	2,358,629	126,146
	Nippon Steel & Sumitomo Metal Corp.	43,042,485	124,876
	Bridgestone Corp.	3,389,135	119,999
	Mitsui & Co. Ltd.	8,797,566	117,840
	Central Japan Railway Co.	925,800	113,412
	Denso Corp.	2,430,410	110,321
	NTT DOCOMO Inc.	72,419	110,300
	Tokio Marine Holdings Inc.	3,435,552	109,652
	Komatsu Ltd.	4,842,229	107,805
	Sony Corp.	5,075,490	106,560
	Nippon Telegraph & Telephone Corp.	2,037,813	102,809
	Sumitomo Realty & Development Co. Ltd.	2,431,151	101,576
	Mitsubishi Electric Corp.	10,047,495	97,433
*	Panasonic Corp.	10,798,342	95,796
	ITOCHU Corp.	7,906,739	93,905
	Kubota Corp.	6,399,394	93,159
	ORIX Corp.	6,209,120	92,151
	Fast Retailing Co. Ltd.	269,801	92,146
	Toshiba Corp.	20,951,231	90,628
	Sumitomo Mitsui Trust Holdings Inc.	19,482,511	89,601
	Mitsubishi Heavy Industries Ltd.	16,288,400	87,458
	Kao Corp.	2,681,422	85,865
	Kyocera Corp.	824,728	83,577
	Fuji Heavy Industries Ltd.	3,188,606	78,508
	Sumitomo Corp.	5,722,248	76,474
	Keyence Corp.	231,564	75,504
	Daiwa Securities Group Inc.	8,900,155	75,502
	MS&AD Insurance Group Holdings	2,766,817	71,609
	Murata Manufacturing Co. Ltd.	1,023,874	70,319

Tokyo Gas Co. Ltd.	12,777,382	70,236
Nintendo Co. Ltd.	539,495	68,736
Dai-ichi Life Insurance Co. Ltd.	49,028	66,737
Kirin Holdings Co. Ltd.	4,507,872	66,649
SMC Corp.	315,038	66,625
JX Holdings Inc.	12,296,860	65,271
Otsuka Holdings Co. Ltd.	1,963,271	63,376
Eisai Co. Ltd.	1,401,511	59,241
Marubeni Corp.	8,494,707	58,976
Secom Co. Ltd.	1,056,203	58,133
Daiichi Sankyo Co. Ltd.	3,515,597	57,211
Daiwa House Industry Co. Ltd.	3,093,199	56,809
Daikin Industries Ltd.	1,356,120	56,342
* Mazda Motor Corp.	13,474,956	56,144
Asahi Group Holdings Ltd.	2,191,311	55,819
JFE Holdings Inc.	2,403,578	54,214
Sumitomo Electric Industries Ltd.	3,911,067	52,780
Inpex Corp.	11,762	51,427
FUJIFILM Holdings Corp.	2,334,219	51,144
Suzuki Motor Corp.	2,130,665	50,944
Toray Industries Inc.	7,905,450	50,327
Chubu Electric Power Co. Inc.	3,623,908	50,244
NKSJ Holdings Inc.	1,964,866	49,291
* Kansai Electric Power Co. Inc.	3,925,680	47,993
Hoya Corp.	2,212,405	47,681
Resona Holdings Inc.	9,538,328	47,327
Nitto Denko Corp.	833,372	46,946
^ Nidec Corp.	568,186	46,663
Terumo Corp.	920,081	46,522
Isuzu Motors Ltd.	6,448,753	45,724
Ajinomoto Co. Inc.	3,269,758	45,610
* Tokyo Electric Power Co. Inc.	7,425,909	45,311
Yamato Holdings Co. Ltd.	2,047,359	44,884
* Olympus Corp.	1,462,898	44,712
Oriental Land Co. Ltd.	267,764	43,569
Asahi Kasei Corp.	6,749,144	42,683
Osaka Gas Co. Ltd.	10,050,834	42,541
T&D Holdings Inc.	3,335,650	42,130
Tokyu Corp.	6,383,504	41,460
Aeon Co. Ltd.	3,004,064	41,288
West Japan Railway Co.	959,990	40,536
Tokyo Electron Ltd.	873,866	39,754
Ricoh Co. Ltd.	3,527,783	39,604
JGC Corp.	1,122,391	39,562
Aisin Seiki Co. Ltd.	996,869	39,491
Yahoo Japan Corp.	70,790	37,621
Nikon Corp.	1,791,337	37,393
Sekisui House Ltd.	2,892,510	37,321
Hankyu Hanshin Holdings Inc.	6,454,455	36,923
Shimano Inc.	401,979	36,237
Dentsu Inc.	1,136,919	36,202
Daito Trust Construction Co. Ltd.	390,583	35,689
Kintetsu Corp.	8,264,546	35,484
Toyota Industries Corp.	863,760	35,457
Sumitomo Metal Mining Co. Ltd.	2,703,716	35,241
Bank of Yokohama Ltd.	6,378,448	34,958
Fujitsu Ltd.	9,114,378	34,892

	Shizuoka Bank Ltd.	3,192,824	34,528
	LIXIL Group Corp.	1,442,744	33,832
	Makita Corp.	641,575	33,375
	Shionogi & Co. Ltd.	1,626,022	32,984
	Omron Corp.	1,061,105	32,814
*	Kyushu Electric Power Co. Inc.	2,351,195	32,703
	Mitsubishi Chemical Holdings Corp.	6,923,358	32,486
	Unicharm Corp.	600,651	31,976
	Asahi Glass Co. Ltd.	4,910,678	31,760
	Shiseido Co. Ltd.	1,993,995	30,636
	Toyota Tsusho Corp.	1,150,516	30,510
	Ono Pharmaceutical Co. Ltd.	472,738	30,299
	IHI Corp.	7,169,749	30,160
	NEC Corp.	13,285,932	30,026
	Odakyu Electric Railway Co. Ltd.	3,139,371	29,801
	Kawasaki Heavy Industries Ltd.	7,818,304	28,558
	Tobu Railway Co. Ltd.	5,486,285	28,299
	Dai Nippon Printing Co. Ltd.	3,179,353	28,293
*	Tohoku Electric Power Co. Inc.	2,392,087	27,917
	Chiba Bank Ltd.	3,934,445	27,220
	Lawson Inc.	335,526	26,293
^,* Mitsubishi Motors Corp.		1,988,130	26,184
^	Yakult Honsha Co. Ltd.	545,481	25,412
	Sumitomo Chemical Co. Ltd.	7,726,919	25,400
	Isetan Mitsukoshi Holdings Ltd.	1,815,063	25,032
	Electric Power Development Co. Ltd.	746,283	24,683
	Kuraray Co. Ltd.	1,744,004	23,786
	Sega Sammy Holdings Inc.	1,012,541	23,541
	Sysmex Corp.	363,867	23,466
	Chugoku Electric Power Co. Inc.	1,582,745	23,246
	Daihatsu Motor Co. Ltd.	1,046,697	23,007
	NTT Data Corp.	6,360	22,791
	Nippon Yusen KK	8,220,567	22,760
	NSK Ltd.	2,414,952	22,578
	TDK Corp.	626,869	22,573
	Mitsubishi Materials Corp.	6,360,570	22,374
	Chugai Pharmaceutical Co. Ltd.	1,124,445	22,296
	Keikyu Corp.	2,626,187	21,912
	Konica Minolta Inc.	2,657,689	21,746
	Nippon Express Co. Ltd.	4,592,425	21,673
	NGK Spark Plug Co. Ltd.	1,090,919	21,642
	Sekisui Chemical Co. Ltd.	2,148,527	21,538
	Hisamitsu Pharmaceutical Co. Inc.	390,299	21,485
	Mitsui OSK Lines Ltd.	5,576,923	21,445
	Keio Corp.	3,045,175	21,426
	Tokyu Land Corp.	2,245,770	21,377
	Hino Motors Ltd.	1,374,783	21,068
	Hirose Electric Co. Ltd.	156,920	20,921
	Toppan Printing Co. Ltd.	3,063,365	20,789
	Taisei Corp.	5,298,399	20,624
	Taiheiyo Cement Corp.	6,128,398	20,597
*	Kobe Steel Ltd.	12,903,912	20,363
	Oji Holdings Corp.	4,771,705	20,329
^,* Sharp Corp.		4,876,246	20,042
	J Front Retailing Co. Ltd.	2,513,872	19,975
	Fukuoka Financial Group Inc.	4,384,984	19,754
	Joyo Bank Ltd.	3,594,506	19,336

Yamaha Motor Co. Ltd.	1,425,421	19,094
NGK Insulators Ltd.	1,428,733	19,038
Suruga Bank Ltd.	1,035,693	18,381
Rohm Co. Ltd.	474,966	18,311
Obayashi Corp.	3,406,404	18,182
JSR Corp.	1,006,306	18,165
Credit Saison Co. Ltd.	803,551	17,988
Hulic Co. Ltd.	1,502,800	17,985
Yamada Denki Co. Ltd.	441,703	17,875
Santen Pharmaceutical Co. Ltd.	407,847	17,768
Tokyo Tatemono Co. Ltd.	2,129,000	17,634
TOTO Ltd.	1,710,224	17,435
Trend Micro Inc.	518,863	17,231
Shinsei Bank Ltd.	7,681,037	17,035
Aozora Bank Ltd.	5,512,969	17,031
MEIJI Holdings Co. Ltd.	355,839	16,692
Kansai Paint Co. Ltd.	1,265,033	16,390
Nitori Holdings Co. Ltd.	191,290	16,320
Japan Airlines Co. Ltd.	307,004	16,281
Yokogawa Electric Corp.	1,258,643	16,280
Nomura Research Institute Ltd.	492,351	16,114
Kajima Corp.	4,542,284	15,962
Taisho Pharmaceutical Holdings Co. Ltd.	233,333	15,894
Namco Bandai Holdings Inc.	981,964	15,886
Nissin Foods Holdings Co. Ltd.	392,769	15,610
Shimamura Co. Ltd.	135,899	15,581
Nippon Meat Packers Inc.	1,004,313	15,455
Mitsubishi Tanabe Pharma Corp.	1,145,453	15,430
Mitsubishi Gas Chemical Co. Inc.	2,084,271	15,407
Toyo Suisan Kaisha Ltd.	487,279	15,234
Kikkoman Corp.	872,878	15,018
Yaskawa Electric Corp.	1,249,412	14,887
Sumitomo Rubber Industries Ltd.	889,130	14,796
Stanley Electric Co. Ltd.	762,337	14,755
Iyo Bank Ltd.	1,539,053	14,681
Yokohama Rubber Co. Ltd.	1,487,000	14,638
* Shikoku Electric Power Co. Inc.	812,194	14,524
Asics Corp.	859,211	14,433
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,821,170	14,424
Bank of Kyoto Ltd.	1,800,925	14,381
Nippon Paint Co. Ltd.	1,130,000	14,380
JTEKT Corp.	1,146,854	14,379
Toyo Seikan Group Holdings Ltd.	867,932	14,342
Miraca Holdings Inc.	294,949	14,224
Hachijuni Bank Ltd.	2,417,425	14,183
Sony Financial Holdings Inc.	862,232	14,144
Nomura Real Estate Holdings Inc.	600,147	13,958
Brother Industries Ltd.	1,247,327	13,849
Don Quijote Co. Ltd.	264,500	13,834
Keisei Electric Railway Co. Ltd.	1,437,500	13,831
Aeon Mall Co. Ltd.	555,579	13,816
Toho Co. Ltd.	662,097	13,797
FamilyMart Co. Ltd.	312,393	13,784
Takashimaya Co. Ltd.	1,390,922	13,669
^ AEON Financial Service Co. Ltd.	467,465	13,630
Hokuriku Electric Power Co.	940,118	13,558
Sanrio Co. Ltd.	276,940	13,490

Shimizu Corp.	3,241,794	13,483
Kyowa Hakko Kirin Co. Ltd.	1,345,736	13,413
TonenGeneral Sekiyu KK	1,383,795	13,382
Amada Co. Ltd.	1,862,692	13,364
Sumitomo Heavy Industries Ltd.	2,857,460	13,259
Daicel Corp.	1,511,782	13,012
Marui Group Co. Ltd.	1,332,575	12,959
Toho Gas Co. Ltd.	2,585,573	12,919
USS Co. Ltd.	106,628	12,739
Hokuhoku Financial Group Inc.	6,667,000	12,566
Ebara Corp.	2,287,000	12,550
Air Water Inc.	854,553	12,520
Gunma Bank Ltd.	2,201,289	12,445
Nisshin Seifun Group Inc.	1,070,980	12,407
Rinnai Corp.	169,400	12,403
^ ANA Holdings Inc.	5,976,946	12,308
THK Co. Ltd.	589,558	12,276
* Hokkaido Electric Power Co. Inc.	940,178	12,273
Hamamatsu Photonics KK	353,110	12,260
MISUMI Group Inc.	445,900	12,121
Nagoya Railroad Co. Ltd.	4,310,000	12,043
Alfresa Holdings Corp.	242,558	12,033
Nabtesco Corp.	573,656	12,011
Seven Bank Ltd.	3,239,619	11,986
Kurita Water Industries Ltd.	584,506	11,919
Suzuken Co. Ltd.	376,892	11,780
Sankyo Co. Ltd.	265,551	11,726
Shimadzu Corp.	1,487,080	11,712
Kakaku.com Inc.	337,000	11,665
Yamaguchi Financial Group Inc.	1,220,340	11,616
^ Dena Co. Ltd.	611,551	11,604
Hitachi Metals Ltd.	959,441	11,518
Hiroshima Bank Ltd.	2,770,166	11,515
SBI Holdings Inc.	1,088,910	11,394
Nippon Kayaku Co. Ltd.	874,000	11,267
Benesse Holdings Inc.	324,463	11,189
Yamaha Corp.	871,656	11,167
Konami Corp.	502,393	11,118
Nissan Chemical Industries Ltd.	803,300	11,112
Kaneka Corp.	1,640,429	11,093
Dowa Holdings Co. Ltd.	1,212,000	11,068
Nippon Electric Glass Co. Ltd.	2,050,931	11,017
Advantest Corp.	845,327	11,011
Chugoku Bank Ltd.	847,409	11,003
Koito Manufacturing Co. Ltd.	566,800	10,929
^ Casio Computer Co. Ltd.	1,214,383	10,823
Zeon Corp.	994,000	10,776
Tosoh Corp.	3,029,279	10,725
Teijin Ltd.	4,926,422	10,682
Mitsui Chemicals Inc.	4,621,556	10,677
Mitsubishi Logistics Corp.	731,435	10,656
Idemitsu Kosan Co. Ltd.	127,360	10,606
Taiyo Nippon Sanso Corp.	1,495,882	10,541
Kamigumi Co. Ltd.	1,271,414	10,538
Fuji Electric Co. Ltd.	2,805,774	10,482
Sojitz Corp.	6,138,287	10,437
MediPal Holdings Corp.	838,434	10,400

Ryohin Keikaku Co. Ltd.	118,500	10,382
Hitachi Construction Machinery Co. Ltd.	526,640	10,361
Dainippon Sumitomo Pharma Co. Ltd.	780,792	10,356
DIC Corp.	3,946,000	10,284
Chiyoda Corp.	860,963	10,215
^ Showa Denko KK	7,541,762	10,142
Japan Steel Works Ltd.	1,778,494	9,976
M3 Inc.	3,622	9,970
NHK Spring Co. Ltd.	838,289	9,722
Otsuka Corp.	85,477	9,650
Tsumura & Co.	337,713	9,620
Obic Co. Ltd.	34,000	9,536
Seiko Epson Corp.	759,911	9,492
Ube Industries Ltd.	4,915,333	9,318
Nishi-Nippon City Bank Ltd.	3,609,372	9,303
Daido Steel Co. Ltd.	1,589,463	9,204
Toyoda Gosei Co. Ltd.	367,063	9,011
NOK Corp.	563,230	8,959
77 Bank Ltd.	1,848,000	8,927
Ibiden Co. Ltd.	597,852	8,910
Citizen Holdings Co. Ltd.	1,548,291	8,840
^ Park24 Co. Ltd.	479,700	8,831
GS Yuasa Corp.	1,977,526	8,710
Keihan Electric Railway Co. Ltd.	2,127,000	8,659
Hakuhodo DY Holdings Inc.	124,638	8,578
Kawasaki Kisen Kaisha Ltd.	4,169,710	8,525
Hitachi Chemical Co. Ltd.	506,515	8,522
Sawai Pharmaceutical Co. Ltd.	70,200	8,501
Nippon Shokubai Co. Ltd.	821,000	8,484
Yamazaki Baking Co. Ltd.	717,640	8,464
Showa Shell Sekiyu KK	917,259	8,449
Pigeon Corp.	179,600	8,449
NTN Corp.	2,580,324	8,446
Denki Kagaku Kogyo KK	2,275,447	8,385
Kewpie Corp.	543,200	8,363
* Haseko Corp.	6,644,500	8,250
Furukawa Electric Co. Ltd.	3,401,000	8,210
COMSYS Holdings Corp.	637,500	8,095
Sugi Holdings Co. Ltd.	208,100	8,080
Takara Holdings Inc.	947,000	8,024
^ Nippon Paper Industries Co. Ltd.	549,756	8,001
Taiyo Yuden Co. Ltd.	596,400	7,967
Maruichi Steel Tube Ltd.	329,612	7,930
Hoshizaki Electric Co. Ltd.	227,500	7,909
Sotetsu Holdings Inc.	2,143,000	7,776
Azbil Corp.	362,000	7,769
Tadano Ltd.	530,000	7,736
K's Holdings Corp.	225,500	7,677
Nihon Kohden Corp.	182,100	7,651
Calbee Inc.	79,400	7,641
Ushio Inc.	620,943	7,618
Nagase & Co. Ltd.	583,900	7,581
Yamato Kogyo Co. Ltd.	232,955	7,549
Disco Corp.	124,300	7,346
Oracle Corp. Japan	187,738	7,313
Kobayashi Pharmaceutical Co. Ltd.	140,100	7,302
Shiga Bank Ltd.	1,272,000	7,249

	Aoyama Trading Co. Ltd.	288,300	7,193
	Hitachi High-Technologies Corp.	328,763	7,165
	Ito En Ltd.	305,000	7,146
	Lion Corp.	1,265,000	7,109
	Tokai Tokyo Financial Holdings Inc.	957,100	7,098
	TS Tech Co. Ltd.	216,400	7,095
	Okasan Securities Group Inc.	819,000	7,059
	Seino Holdings Co. Ltd.	786,000	7,049
	Nichirei Corp.	1,463,000	7,039
	Tsuruha Holdings Inc.	76,100	6,998
	Minebea Co. Ltd.	1,785,000	6,996
	Glory Ltd.	298,300	6,992
	Izumi Co. Ltd.	231,700	6,989
	Sundrug Co. Ltd.	162,000	6,965
	Nishi-Nippon Railroad Co. Ltd.	1,816,000	6,909
	Sumitomo Forestry Co. Ltd.	652,200	6,902
	Rohto Pharmaceutical Co. Ltd.	495,000	6,832
	Mitsui Engineering & Shipbuilding Co. Ltd.	3,850,000	6,821
	Toyobo Co. Ltd.	4,370,000	6,808
	Mabuchi Motor Co. Ltd.	131,116	6,802
	Sapporo Holdings Ltd.	1,878,000	6,756
	NTT Urban Development Corp.	5,604	6,755
	Japan Petroleum Exploration Co.	156,753	6,725
	Nexon Co. Ltd.	523,946	6,615
	Alps Electric Co. Ltd.	881,000	6,602
	UNY Group Holdings Co. Ltd.	1,024,900	6,581
^,* Aiful Corp.		700,100	6,553
	Kinden Corp.	673,006	6,540
	Keiyo Bank Ltd.	1,238,000	6,496
	North Pacific Bank Ltd.	1,667,900	6,443
	Mori Seiki Co. Ltd.	495,400	6,415
*	Oki Electric Industry Co. Ltd.	3,327,000	6,391
	United Arrows Ltd.	140,900	6,370
	Horiba Ltd.	174,100	6,349
	Wacoal Holdings Corp.	623,000	6,317
	Juroku Bank Ltd.	1,703,000	6,249
	Shimachu Co. Ltd.	253,800	6,240
	Tokuyama Corp.	1,745,000	6,231
	Kagome Co. Ltd.	363,800	6,182
	Rengo Co. Ltd.	1,214,000	6,151
	Fujikura Ltd.	1,683,000	6,136
	Nifco Inc.	225,300	6,129
	Onward Holdings Co. Ltd.	678,000	6,127
	Century Tokyo Leasing Corp.	223,000	6,124
	Sumitomo Osaka Cement Co. Ltd.	1,885,000	6,109
	Mitsui Mining & Smelting Co. Ltd.	2,687,000	6,019
	Kaken Pharmaceutical Co. Ltd.	388,000	6,018
	Sohgo Security Services Co. Ltd.	337,400	6,017
	Musashino Bank Ltd.	168,400	5,981
*	Acom Co. Ltd.	194,900	5,975
	OKUMA Corp.	808,000	5,960
	San-In Godo Bank Ltd.	789,000	5,959
	Hikari Tsushin Inc.	95,800	5,886
*	Orient Corp.	2,159,112	5,881
	Coca-Cola West Co. Ltd.	301,726	5,861
	Sanwa Holdings Corp.	1,062,000	5,844
	House Foods Corp.	363,100	5,834

ABC-Mart Inc.	127,689	5,759
Autobacs Seven Co. Ltd.	391,100	5,736
Hitachi Capital Corp.	239,300	5,702
KYORIN Holdings Inc.	261,200	5,696
* Cosmo Oil Co. Ltd.	3,055,850	5,670
Wacom Co. Ltd.	703,200	5,665
Senshu Ikeda Holdings Inc.	1,118,960	5,646
^ Nipro Corp.	587,900	5,637
Start Today Co. Ltd.	271,576	5,609
Hitachi Zosen Corp.	3,662,000	5,596
Tokai Rika Co. Ltd.	257,300	5,541
Nisshinbo Holdings Inc.	719,000	5,534
Higo Bank Ltd.	943,000	5,534
Jafco Co. Ltd.	152,000	5,519
H2O Retailing Corp.	627,000	5,518
Ship Healthcare Holdings Inc.	148,600	5,485
* Dainippon Screen Manufacturing Co. Ltd.	985,000	5,446
SKY Perfect JSAT Holdings Inc.	10,292	5,397
Fukuyama Transporting Co. Ltd.	886,000	5,395
Accordia Golf Co. Ltd.	4,940	5,386
Daishi Bank Ltd.	1,586,000	5,366
Avex Group Holdings Inc.	156,400	5,362
Tokyo Dome Corp.	844,000	5,237
OSG Corp.	341,700	5,237
Enplas Corp.	64,300	5,143
Matsumotokiyoshi Holdings Co. Ltd.	169,800	5,118
Toyo Tire & Rubber Co. Ltd.	881,000	5,069
Sumco Corp.	574,678	5,067
Duskin Co. Ltd.	271,500	5,058
Matsui Securities Co. Ltd.	544,200	4,997
Lintec Corp.	263,000	4,959
Awa Bank Ltd.	948,000	4,958
^ Resorttrust Inc.	162,200	4,924
Square Enix Holdings Co. Ltd.	358,307	4,922
Hokkoku Bank Ltd.	1,453,000	4,918
Anritsu Corp.	391,700	4,915
Nanto Bank Ltd.	1,275,000	4,862
Japan Airport Terminal Co. Ltd.	259,400	4,851
Maeda Road Construction Co. Ltd.	295,000	4,837
HIS Co. Ltd.	99,200	4,834
Itochu Techno-Solutions Corp.	120,249	4,765
SCSK Corp.	233,736	4,763
Nippon Television Holdings Inc.	263,300	4,761
Kagoshima Bank Ltd.	724,000	4,731
Fuji Oil Co. Ltd.	280,800	4,701
Toyota Boshoku Corp.	323,578	4,680
Toho Holdings Co. Ltd.	269,100	4,658
* Kenedix Inc.	1,009,500	4,621
KYB Co. Ltd.	888,000	4,613
Temp Holdings Co. Ltd.	180,100	4,604
* Nippon Sheet Glass Co. Ltd.	4,375,413	4,586
Exedy Corp.	170,100	4,576
Toyo Ink SC Holdings Co. Ltd.	905,000	4,564
Capcom Co. Ltd.	253,300	4,500
Nihon Parkerizing Co. Ltd.	226,000	4,484
Hyakugo Bank Ltd.	1,127,000	4,468
Aica Kogyo Co. Ltd.	231,100	4,461

Kiyo Holdings Inc.	3,214,000	4,455
Kyowa Exeo Corp.	403,800	4,451
Sankyu Inc.	1,275,000	4,447
Hanwa Co. Ltd.	1,075,000	4,427
Ogaki Kyoritsu Bank Ltd.	1,512,000	4,423
Nissan Shatai Co. Ltd.	344,000	4,409
Nippo Corp.	258,000	4,392
Nippon Konpo Unyu Soko Co. Ltd.	274,000	4,376
IT Holdings Corp.	368,500	4,286
Fuji Media Holdings Inc.	2,365	4,274
Coca-Cola East Japan Co. Ltd.	319,693	4,271
Mochida Pharmaceutical Co. Ltd.	338,000	4,244
Kose Corp.	149,700	4,238
* Leopalace21 Corp.	888,700	4,223
FP Corp.	59,900	4,218
Tokyo Ohka Kogyo Co. Ltd.	194,700	4,178
Daikyo Inc.	1,388,000	4,169
Cosmos Pharmaceutical Corp.	38,600	4,098
NOF Corp.	679,000	4,095
GMO internet Inc.	361,000	4,088
Tsubakimoto Chain Co.	661,000	4,083
Meitec Corp.	150,900	4,078
ADEKA Corp.	401,500	4,049
^ Shochiku Co. Ltd.	406,000	4,042
Arnest One Corp.	210,400	3,978
Pola Orbis Holdings Inc.	113,616	3,977
Okumura Corp.	1,024,000	3,967
^ Zensho Holdings Co. Ltd.	331,000	3,946
Maruha Nichiro Holdings Inc.	1,920,000	3,896
Toagosei Co. Ltd.	904,000	3,870
Hogy Medical Co. Ltd.	67,700	3,861
Hyakujushi Bank Ltd.	1,249,000	3,856
Point Inc.	76,780	3,846
SHO-BOND Holdings Co. Ltd.	97,700	3,815
Topcon Corp.	346,100	3,808
Calsonic Kansei Corp.	722,000	3,786
^ Gree Inc.	466,255	3,778
Ezaki Glico Co. Ltd.	365,000	3,774
Nikkiso Co. Ltd.	300,000	3,759
Daifuku Co. Ltd.	408,000	3,726
Toshiba TEC Corp.	644,000	3,709
Nippon Shinyaku Co. Ltd.	217,000	3,694
FCC Co. Ltd.	158,500	3,689
Komeri Co. Ltd.	147,000	3,619
Nippon Soda Co. Ltd.	629,000	3,593
Miura Co. Ltd.	131,500	3,578
Sumitomo Warehouse Co. Ltd.	626,000	3,576
Komori Corp.	284,100	3,563
Monex Group Inc.	8,815	3,555
Asatsu-DK Inc.	135,500	3,552
Nachi-Fujikoshi Corp.	805,000	3,528
Tokyo Seimitsu Co. Ltd.	178,800	3,495
^ Internet Initiative Japan Inc.	99,800	3,426
Heiwa Corp.	198,200	3,411
^ Penta-Ocean Construction Co. Ltd.	1,402,500	3,401
Nissin Kogyo Co. Ltd.	180,000	3,373
Sumitomo Bakelite Co. Ltd.	893,000	3,356

	Takata Corp.	160,500	3,352
	Taikisha Ltd.	138,800	3,350
	Arcs Co. Ltd.	181,500	3,344
	Jaccs Co. Ltd.	648,000	3,332
	Nippon Light Metal Holdings Co. Ltd.	2,476,100	3,302
	Canon Marketing Japan Inc.	255,200	3,262
	NET One Systems Co. Ltd.	418,800	3,258
	Valor Co. Ltd.	195,400	3,242
	Iwatani Corp.	882,000	3,235
	Toshiba Plant Systems & Services Corp.	199,000	3,234
	Shinmaywa Industries Ltd.	393,000	3,233
	Sangetsu Co. Ltd.	130,000	3,232
^	Inaba Denki Sangyo Co. Ltd.	117,500	3,230
	Hitachi Transport System Ltd.	223,800	3,213
	Takara Standard Co. Ltd.	437,000	3,201
^	Kadokawa Corp.	86,200	3,189
	Unipres Corp.	161,900	3,177
	TSI Holdings Co. Ltd.	441,700	3,173
	Daiseki Co. Ltd.	180,600	3,164
^,* Nissha Printing Co. Ltd.		176,632	3,162
	Showa Corp.	234,300	3,146
	Nishimatsu Construction Co. Ltd.	1,337,000	3,130
	Toda Corp.	1,098,000	3,122
	Daibiru Corp.	297,500	3,120
	Keihin Corp.	205,300	3,112
	Nisshin Steel Holdings Co. Ltd.	356,392	3,108
	Nichi-iko Pharmaceutical Co. Ltd.	143,600	3,088
	Shinko Electric Industries Co. Ltd.	320,300	3,079
^	MonotaRO Co. Ltd.	133,000	3,077
	Fujitsu General Ltd.	268,000	3,070
	Mandom Corp.	86,400	3,066
	Maeda Corp.	584,000	3,057
	MOS Food Services Inc.	159,300	3,049
*	Mitsumi Electric Co. Ltd.	422,300	3,045
	Amano Corp.	283,800	3,038
	Yamanashi Chuo Bank Ltd.	760,000	3,038
	Pacific Metals Co. Ltd.	677,000	3,015
	Fujitec Co. Ltd.	314,000	2,980
	Nichias Corp.	455,000	2,974
	IBJ Leasing Co. Ltd.	100,600	2,972
	Nihon M&A Center Inc.	44,700	2,968
	Megmilk Snow Brand Co. Ltd.	204,800	2,957
	Nippon Seiki Co. Ltd.	200,000	2,952
	Fuji Soft Inc.	156,400	2,943
	Japan Securities Finance Co. Ltd.	416,100	2,942
	Kissei Pharmaceutical Co. Ltd.	150,300	2,917
	Nitto Boseki Co. Ltd.	838,000	2,908
	Seiko Holdings Corp.	696,000	2,905
	Fuji Seal International Inc.	99,700	2,890
	Fuyo General Lease Co. Ltd.	83,100	2,890
	Bank of Okinawa Ltd.	70,100	2,870
	Toho Bank Ltd.	972,000	2,863
	Kokuyo Co. Ltd.	390,100	2,860
	Yamagata Bank Ltd.	666,000	2,851
	DCM Holdings Co. Ltd.	397,200	2,843
	Itoham Foods Inc.	658,000	2,820
	Chiyoda Co. Ltd.	109,400	2,819

	Central Glass Co. Ltd.	892,000	2,808
	Nippon Flour Mills Co. Ltd.	540,000	2,808
	Makino Milling Machine Co. Ltd.	480,000	2,794
^,* Sumitomo Mitsui Construction Co. Ltd.		3,351,900	2,732
	Kintetsu World Express Inc.	72,200	2,729
	Meidensha Corp.	848,000	2,728
	Yoshinoya Holdings Co. Ltd.	2,304	2,721
	Mirait Holdings Corp.	293,400	2,717
	Tokai Carbon Co. Ltd.	939,000	2,698
	Sanken Electric Co. Ltd.	641,000	2,697
	TOC Co. Ltd.	382,800	2,697
^	Iseki & Co. Ltd.	779,000	2,680
	Heiwa Real Estate Co. Ltd.	167,100	2,673
*	Nippon Chemi-Con Corp.	603,000	2,670
^	Colowide Co. Ltd.	263,500	2,645
	Furukawa Co. Ltd.	1,324,000	2,643
	Okinawa Electric Power Co. Inc.	69,300	2,625
	Morinaga Milk Industry Co. Ltd.	903,000	2,617
	Aderans Co. Ltd.	182,000	2,611
	Cocokara fine Inc.	83,700	2,603
	Ryosan Co. Ltd.	154,400	2,603
	Taiyo Holdings Co. Ltd.	82,900	2,590
	Mitsuba Corp.	158,000	2,586
	Asahi Diamond Industrial Co. Ltd.	249,600	2,576
	Tokyo Steel Manufacturing Co. Ltd.	511,100	2,569
	Bank of Nagoya Ltd.	739,000	2,568
	Toyo Engineering Corp.	556,000	2,566
	Mizuno Corp.	408,000	2,534
	Moshi Moshi Hotline Inc.	200,600	2,498
	Shima Seiki Manufacturing Ltd.	125,300	2,497
	Nippon Synthetic Chemical Industry Co. Ltd.	230,000	2,495
	Paramount Bed Holdings Co. Ltd.	74,700	2,488
^	Asahi Intecc Co. Ltd.	47,100	2,482
	Nichicon Corp.	246,700	2,468
	Fancl Corp.	198,500	2,461
	Sankyo Tateyama Inc.	119,200	2,451
	Kanamoto Co. Ltd.	116,000	2,444
	Tokyo Broadcasting System Holdings Inc.	184,700	2,442
	Xebio Co. Ltd.	116,200	2,436
^,* Pioneer Corp.		1,279,200	2,434
	Okabe Co. Ltd.	225,900	2,426
	TOMONY Holdings Inc.	679,900	2,424
	Musashi Seimitsu Industry Co. Ltd.	96,100	2,419
	Zenkoku Hosho Co. Ltd.	69,000	2,414
	AOKI Holdings Inc.	75,700	2,410
	Toshiba Machine Co. Ltd.	520,000	2,401
	Daio Paper Corp.	397,000	2,387
	Relo Holdings Inc.	48,700	2,382
	PanaHome Corp.	384,000	2,373
	Noritz Corp.	140,500	2,371
	Takasago Thermal Engineering Co. Ltd.	274,600	2,367
	Oiles Corp.	117,200	2,360
	Oita Bank Ltd.	791,000	2,355
	Heiwado Co. Ltd.	144,000	2,354
	Nishimatsuya Chain Co. Ltd.	267,100	2,349
	Kandenko Co. Ltd.	467,000	2,348
	Takuma Co. Ltd.	307,000	2,344

Aichi Steel Corp.	490,000	2,340
NEC Networks & System Integration Corp.	106,900	2,335
Modec Inc.	79,300	2,321
Earth Chemical Co. Ltd.	64,000	2,284
Sumitomo Real Estate Sales Co. Ltd.	42,230	2,282
Pilot Corp.	67,800	2,281
Nippon Suisan Kaisha Ltd.	1,122,200	2,276
Hitachi Kokusai Electric Inc.	226,000	2,254
Tokyotokeiba Co. Ltd.	614,000	2,243
Japan Aviation Electronics Industry Ltd.	241,000	2,238
Sanyo Special Steel Co. Ltd.	470,000	2,235
Bank of the Ryukyus Ltd.	173,200	2,231
Hokuetsu Kishu Paper Co. Ltd.	514,000	2,210
Yodogawa Steel Works Ltd.	530,000	2,210
Seikagaku Corp.	160,700	2,189
^ Senko Co. Ltd.	413,000	2,156
Ichiyoshi Securities Co. Ltd.	164,100	2,155
Miyazaki Bank Ltd.	750,000	2,149
Ricoh Leasing Co. Ltd.	78,000	2,146
^ Bic Camera Inc.	4,220	2,141
^ EDION Corp.	374,700	2,139
Mitsui-Soko Co. Ltd.	462,000	2,126
TV Asahi Corp.	95,800	2,101
Paltac Corp.	153,200	2,099
^ Dwango Co. Ltd.	499	2,098
* Kanematsu Corp.	1,925,000	2,098
Royal Holdings Co. Ltd.	137,000	2,097
Ariake Japan Co. Ltd.	88,800	2,080
^ Bank of Iwate Ltd.	47,200	2,077
Misawa Homes Co. Ltd.	127,600	2,070
Totetsu Kogyo Co. Ltd.	113,000	2,067
Kitz Corp.	430,900	2,059
Doutor Nichires Holdings Co. Ltd.	132,700	2,050
Kato Sangyo Co. Ltd.	97,000	2,039
Gunze Ltd.	822,000	2,037
Aida Engineering Ltd.	258,300	2,034
Toei Co. Ltd.	328,000	2,034
Asahi Holdings Inc.	113,800	2,018
Transcosmos Inc.	124,800	2,015
Alpine Electronics Inc.	205,200	2,014
Canon Electronics Inc.	106,700	2,013
Welcia Holdings Co. Ltd.	37,430	2,009
Japan Wool Textile Co. Ltd.	277,000	2,009
Sakata Seed Corp.	145,800	2,007
Sumitomo Light Metal Industries Ltd.	2,211,000	2,005
Ain Pharmaciez Inc.	46,100	2,004
Marusan Securities Co. Ltd.	281,700	2,004
Nitto Kogyo Corp.	120,500	1,996
San-A Co. Ltd.	40,900	1,983
Token Corp.	37,650	1,980
^ Iino Kaiun Kaisha Ltd.	373,500	1,967
Nihon Nohyaku Co. Ltd.	198,000	1,964
kabu.com Securities Co. Ltd.	365,100	1,957
^ Kuroda Electric Co. Ltd.	140,200	1,953
Towa Pharmaceutical Co. Ltd.	46,100	1,947
Max Co. Ltd.	167,000	1,946
Ohsho Food Service Corp.	56,100	1,946

	Hokuetsu Bank Ltd.	988,000	1,942
	Hokuto Corp.	108,400	1,935
	Kureha Corp.	578,000	1,932
	CKD Corp.	253,000	1,929
^	Saizeriya Co. Ltd.	136,600	1,925
	Topy Industries Ltd.	929,000	1,921
	Round One Corp.	323,000	1,920
	Takasago International Corp.	377,000	1,919
	Sekisui Jushi Corp.	145,000	1,916
	Obara Group Inc.	63,200	1,910
	Nippon Sharyo Ltd.	344,000	1,906
	Okamura Corp.	280,000	1,905
	Sanden Corp.	532,000	1,887
^,* Matsuya Co. Ltd.		160,200	1,877
	Press Kogyo Co. Ltd.	443,000	1,873
	Tochigi Bank Ltd.	495,000	1,866
	Nichii Gakkan Co.	209,000	1,861
	Nitta Corp.	95,200	1,857
	Toppan Forms Co. Ltd.	214,500	1,850
	Tokyu Livable Inc.	92,000	1,849
	Goldcrest Co. Ltd.	76,420	1,839
	Kyokuto Securities Co. Ltd.	107,800	1,836
	Trusco Nakayama Corp.	90,100	1,825
	Ryobi Ltd.	566,000	1,814
	Nisshin Oillio Group Ltd.	507,000	1,811
	CREATE SD HOLDINGS Co. Ltd.	49,500	1,800
	Daihen Corp.	455,000	1,793
	Hitachi Koki Co. Ltd.	243,300	1,792
^	Foster Electric Co. Ltd.	104,300	1,791
	Futaba Corp.	152,800	1,791
	Kisoji Co. Ltd.	95,600	1,785
	Yachiyo Bank Ltd.	62,500	1,781
	Saibu Gas Co. Ltd.	759,000	1,781
	Chofu Seisakusho Co. Ltd.	85,100	1,770
	ASKUL Corp.	96,300	1,769
	Aichi Bank Ltd.	38,800	1,764
	NSD Co. Ltd.	160,200	1,763
	Eizo Corp.	78,200	1,754
	Dydo Drinco Inc.	44,900	1,741
	Mitsubishi Pencil Co. Ltd.	82,000	1,740
	St. Marc Holdings Co. Ltd.	37,200	1,738
	Star Micronics Co. Ltd.	171,400	1,735
^	JCR Pharmaceuticals Co. Ltd.	86,500	1,731
	Sanyo Chemical Industries Ltd.	271,000	1,727
	Toho Zinc Co. Ltd.	595,000	1,726
	Morinaga & Co. Ltd.	833,000	1,726
^	WATAMI Co. Ltd.	99,900	1,719
	Ai Holdings Corp.	200,200	1,712
	Plenus Co. Ltd.	99,200	1,703
^	Dr Ci:Labo Co. Ltd.	632	1,686
	Kyoritsu Maintenance Co. Ltd.	43,800	1,684
	Nihon Unisys Ltd.	240,900	1,679
	Gulliver International Co. Ltd.	267,800	1,671
	OBIC Business Consultants Ltd.	26,250	1,668
	Yokogawa Bridge Holdings Corp.	138,000	1,664
	Topre Corp.	161,800	1,659
^	OSAKA Titanium Technologies Co.	85,100	1,655

^	Akebono Brake Industry Co. Ltd.	348,400	1,655
	Daiwabo Holdings Co. Ltd.	1,023,000	1,649
	Aeon Delight Co. Ltd.	90,000	1,643
	Yamazen Corp.	263,800	1,635
^	Sato Holdings Corp.	91,800	1,633
	Denki Kogyo Co. Ltd.	301,000	1,633
	Shizuoka Gas Co. Ltd.	231,500	1,629
	Fujimori Kogyo Co. Ltd.	53,300	1,625
	Kyoei Steel Ltd.	96,200	1,623
	Inabata & Co. Ltd.	197,700	1,617
	Tecmo Koei Holdings Co. Ltd.	160,900	1,616
	Milbon Co. Ltd.	48,160	1,615
^	Fuji Kyuko Co. Ltd.	151,000	1,614
^,* Daiei Inc.		488,200	1,613
	Riso Kagaku Corp.	72,900	1,604
	Chudenko Corp.	129,000	1,599
	Wakita & Co. Ltd.	148,000	1,595
^	Yomiuri Land Co. Ltd.	188,000	1,595
	Nippon Road Co. Ltd.	295,000	1,591
	Hazama Ando Corp.	732,100	1,588
	Riken Corp.	376,000	1,585
	Nippon Signal Co. Ltd.	220,100	1,581
	Sintokogio Ltd.	201,100	1,579
	Nagaileben Co. Ltd.	94,400	1,573
	Seiren Co. Ltd.	230,600	1,572
	Nippon Thompson Co. Ltd.	329,000	1,572
	Tokyo Tomin Bank Ltd.	152,300	1,570
^	Eagle Industry Co. Ltd.	115,000	1,566
	Hosiden Corp.	283,400	1,563
	Aomori Bank Ltd.	597,000	1,559
	TPR Co. Ltd.	93,200	1,556
^	Roland DG Corp.	55,000	1,549
^	Japan Drilling Co. Ltd.	22,900	1,548
	Fukui Bank Ltd.	696,000	1,547
	NS Solutions Corp.	82,900	1,546
	Tokai Corp.	56,000	1,542
	Toyo Corp.	130,000	1,537
	Eighteenth Bank Ltd.	673,000	1,536
^	PGM Holdings K K	169,000	1,534
	Shinko Plantech Co. Ltd.	196,000	1,533
^	Yokohama Reito Co. Ltd.	195,800	1,532
	Tachi-S Co. Ltd.	106,700	1,531
	Koa Corp.	153,700	1,517
	Mitsubishi Shokuhin Co. Ltd.	60,100	1,515
	Tamron Co. Ltd.	75,600	1,514
	Takara Leben Co. Ltd.	432,800	1,513
	Mitsubishi Steel Manufacturing Co. Ltd.	598,000	1,512
	TOKAI Holdings Corp.	444,700	1,511
	Jeol Ltd.	292,000	1,504
^	Tsugami Corp.	309,000	1,499
	Pal Co. Ltd.	53,700	1,499
	Fuji Co. Ltd.	82,300	1,484
	Tokai Rubber Industries Ltd.	171,100	1,479
	Doshisha Co. Ltd.	105,100	1,478
	Nippon Densetsu Kogyo Co. Ltd.	153,000	1,476
	Descente Ltd.	197,000	1,467
	Kansai Urban Banking Corp.	1,329,000	1,463

	ZERIA Pharmaceutical Co. Ltd.	95,000	1,457
	Sakai Chemical Industry Co. Ltd.	456,000	1,441
	Alpen Co. Ltd.	74,500	1,438
	Tomy Co. Ltd.	298,700	1,435
	JVC Kenwood Corp.	624,200	1,431
	Joshin Denki Co. Ltd.	173,000	1,430
	Nomura Co. Ltd.	154,000	1,422
^	Iida Home Max	87,500	1,415
^	EPS Corp.	1,201	1,414
^,* Ulvac Inc.		181,400	1,414
	Kohnan Shoji Co. Ltd.	124,100	1,411
	Raito Kogyo Co. Ltd.	191,300	1,409
	Nichiha Corp.	94,700	1,401
	Kurabo Industries Ltd.	860,000	1,394
	Minato Bank Ltd.	822,000	1,392
^	Tatsuta Electric Wire and Cable Co. Ltd.	176,000	1,365
	Torii Pharmaceutical Co. Ltd.	53,400	1,360
^	JSP Corp.	83,000	1,359
^	COOKPAD Inc.	49,600	1,357
	Yuasa Trading Co. Ltd.	765,000	1,356
	Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	1,355
	Geo Holdings Corp.	1,472	1,354
*	Unitika Ltd.	2,593,000	1,348
	Yellow Hat Ltd.	71,000	1,346
	KEY Coffee Inc.	85,700	1,342
	Shindengen Electric Manufacturing Co. Ltd.	326,000	1,334
	Chugoku Marine Paints Ltd.	256,000	1,332
	Yaoko Co. Ltd.	35,500	1,328
	Sanki Engineering Co. Ltd.	235,000	1,325
	Bando Chemical Industries Ltd.	372,000	1,323
	Oyo Corp.	90,000	1,322
^	Gun-Ei Chemical Industry Co. Ltd.	240,000	1,317
	Nissin Electric Co. Ltd.	217,000	1,306
	Noritake Co. Ltd.	503,000	1,303
	DTS Corp.	92,800	1,301
	Sumikin Bussan Corp.	431,000	1,301
	Nishio Rent All Co. Ltd.	62,000	1,301
^	Touei Housing Corp.	69,600	1,297
	BML Inc.	49,700	1,293
	Higashi-Nippon Bank Ltd.	602,000	1,283
^	Megachips Corp.	82,200	1,283
	Aisan Industry Co. Ltd.	127,500	1,280
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	302,000	1,277
	Zenrin Co. Ltd.	117,100	1,276
	Tsukuba Bank Ltd.	384,000	1,276
	Akita Bank Ltd.	473,000	1,273
	Toyo Kanetsu KK	504,000	1,272
	Namura Shipbuilding Co. Ltd.	156,100	1,263
^	Atom Corp.	206,000	1,259
	Mitsui Sugar Co. Ltd.	385,000	1,249
	Endo Lighting Corp.	45,200	1,246
	Cawachi Ltd.	62,200	1,246
	Sakata INX Corp.	133,000	1,236
*	Chiba Kogyo Bank Ltd.	168,400	1,235
^	Kappa Create Holdings Co. Ltd.	66,600	1,235
	Kurimoto Ltd.	466,000	1,234
	Maruwa Co. Ltd.	37,043	1,225

	Sanyo Denki Co. Ltd.	164,000	1,219
	Kusuri No Aoki Co. Ltd.	16,100	1,219
^	Kumiai Chemical Industry Co. Ltd.	203,000	1,209
	Itochu Enex Co. Ltd.	238,900	1,206
	Pacific Industrial Co. Ltd.	159,500	1,203
	Nippon Coke & Engineering Co. Ltd.	1,073,000	1,203
	Katakura Industries Co. Ltd.	101,600	1,196
	Macnica Inc.	47,600	1,192
	Meiko Network Japan Co. Ltd.	93,400	1,187
^	Tsukui Corp.	118,800	1,186
	Senshukai Co. Ltd.	139,600	1,185
	Prima Meat Packers Ltd.	608,000	1,178
	Belluna Co. Ltd.	115,750	1,169
*	Toa Corp.	868,000	1,168
	Cosel Co. Ltd.	101,200	1,166
^	Ringer Hut Co. Ltd.	78,700	1,165
	Sanyo Shokai Ltd.	473,000	1,163
^,* Toko Inc.		377,000	1,162
	Mitsubishi Paper Mills Ltd.	1,247,000	1,157
	Eiken Chemical Co. Ltd.	69,400	1,156
	Osaka Steel Co. Ltd.	66,200	1,156
	Sumitomo Densetsu Co. Ltd.	85,000	1,156
	Bank of Saga Ltd.	572,000	1,155
	J-Oil Mills Inc.	381,000	1,155
	Kasumi Co. Ltd.	182,400	1,154
	Izumiya Co. Ltd.	256,000	1,152
^	Toho Titanium Co. Ltd.	152,800	1,150
	Marudai Food Co. Ltd.	361,000	1,146
	Yorozu Corp.	65,700	1,137
	Kinugawa Rubber Industrial Co. Ltd.	213,000	1,136
^	Ichibanya Co. Ltd.	31,200	1,130
	Takamatsu Construction Group Co. Ltd.	73,500	1,125
*	Ishihara Sangyo Kaisha Ltd.	1,496,000	1,112
	Nippon Denko Co. Ltd.	376,000	1,110
	Tokyu Community Corp.	24,300	1,105
	Towa Bank Ltd.	1,186,000	1,101
^	Furukawa-Sky Aluminum Corp.	414,000	1,100
	T RAD Co. Ltd.	307,000	1,098
	Japan Pulp & Paper Co. Ltd.	349,000	1,093
	NEC Capital Solutions Ltd.	40,900	1,086
	Mitsuboshi Belting Co. Ltd.	232,000	1,084
	Parco Co. Ltd.	109,300	1,082
^	Mani Inc.	28,500	1,069
	Nippon Koei Co. Ltd.	293,000	1,064
	Nittetsu Mining Co. Ltd.	272,000	1,059
	Idec Corp.	117,200	1,056
^	Fujibo Holdings Inc.	495,000	1,050
	Vital KSK Holdings Inc.	145,600	1,049
	France Bed Holdings Co. Ltd.	529,000	1,046
^	Macromill Inc.	176,000	1,041
	Union Tool Co.	54,100	1,037
	Shibusawa Warehouse Co. Ltd.	236,000	1,031
	Ministop Co. Ltd.	62,600	1,025
	Kanto Natural Gas Development Ltd.	121,000	1,022
	Showa Sangyo Co. Ltd.	337,000	1,021
	Hibiya Engineering Ltd.	94,900	1,017
	Taihei Dengyo Kaisha Ltd.	143,000	1,015

	Taiho Kogyo Co. Ltd.	73,600	1,015
	Bunka Shutter Co. Ltd.	178,000	1,013
^	Nippon Carbon Co. Ltd.	560,000	1,010
	Pack Corp.	59,800	1,005
	Neturen Co. Ltd.	135,600	1,004
	Shikoku Bank Ltd.	437,000	996
^,* Japan Bridge Corp.		600,100	996
*	Noevir Holdings Co. Ltd.	60,600	988
	T-Gaia Corp.	108,300	986
	SMK Corp.	303,000	984
	Nippon Valqua Industries Ltd.	387,000	983
	Godo Steel Ltd.	589,000	983
	Fuso Pharmaceutical Industries Ltd.	314,000	982
	Icom Inc.	42,000	979
	Futaba Industrial Co. Ltd.	224,100	974
	YAMABIKO Corp.	35,700	965
	Hosokawa Micron Corp.	139,000	964
	Kyodo Printing Co. Ltd.	347,000	962
^,* Juki Corp.		638,000	962
	Sodick Co. Ltd.	199,000	961
	Nissin Corp.	334,000	961
	Asahi Co. Ltd.	59,900	959
	Okamoto Industries Inc.	305,000	959
	Daiwa Industries Ltd.	155,000	957
	Daiso Co. Ltd.	334,000	957
	Fujicco Co. Ltd.	82,000	951
	Tenma Corp.	73,800	948
	Denyo Co. Ltd.	66,700	947
	Organo Corp.	182,000	947
	Konishi Co. Ltd.	46,900	942
	Yushin Precision Equipment Co. Ltd.	51,100	940
^,* Fudo Tetra Corp.		610,200	939
	Morita Holdings Corp.	109,000	929
	Nippon Ceramic Co. Ltd.	73,000	928
	Toyo Securities Co. Ltd.	284,000	928
^	Fujita Kanko Inc.	229,000	923
^	CMIC Holdings Co. Ltd.	47,600	921
	Fujimi Inc.	79,400	919
	Arcland Sakamoto Co. Ltd.	58,600	911
	Ryoyo Electro Corp.	112,500	906
^	Fujiya Co. Ltd.	470,000	906
	Ehime Bank Ltd.	375,000	902
	Tocalo Co. Ltd.	68,300	902
	Nitto Kohki Co. Ltd.	48,500	899
	Pressance Corp.	27,300	899
	Chiyoda Integre Co. Ltd.	63,200	896
	NEC Fielding Ltd.	75,300	890
^	Kyokuyo Co. Ltd.	335,000	888
	Okuwa Co. Ltd.	94,000	888
	Tsutsumi Jewelry Co. Ltd.	38,500	887
^	Japan Cash Machine Co. Ltd.	66,700	887
	Maruzen Showa Unyu Co. Ltd.	256,000	877
	Achilles Corp.	692,000	875
*	Tokyu Construction Co. Ltd.	366,290	873
	Japan Digital Laboratory Co. Ltd.	91,000	870
	Funai Electric Co. Ltd.	88,300	870
^,* Tokyo Rope Manufacturing Co. Ltd.		636,000	868

	Mie Bank Ltd.	421,000	867
	Toyo Kohan Co. Ltd.	234,000	860
^	Toridoll.corp	83,300	860
	Toenec Corp.	162,000	859
	Tamura Corp.	338,000	855
	Tsukishima Kikai Co. Ltd.	80,000	854
^	Simplex Holdings Inc.	1,834	851
	Atsugi Co. Ltd.	783,000	846
	Nippon Beet Sugar Manufacturing Co. Ltd.	471,000	841
	Siix Corp.	71,900	836
	San-Ai Oil Co. Ltd.	218,000	836
^,* Japan Radio Co. Ltd.		253,000	834
	Hitachi Medical Corp.	69,000	833
*	SWCC Showa Holdings Co. Ltd.	1,060,000	832
	UKC Holdings Corp.	50,300	831
	Kamei Corp.	113,000	831
^	Riso Kyoiku Co. Ltd.	10,452	828
	Roland Corp.	92,000	821
	Ines Corp.	134,700	819
	Torishima Pump Manufacturing Co. Ltd.	92,300	815
^	J Trust Co. Ltd.	39,200	815
^	Chugai Ro Co. Ltd.	327,000	811
	Daido Metal Co. Ltd.	123,000	803
	Mitsui Matsushima Co. Ltd.	564,571	799
	Kura Corp.	46,700	796
^,* NS United Kaiun Kaisha Ltd.		477,000	792
	Takiron Co. Ltd.	183,000	785
	Warabeya Nichiyo Co. Ltd.	50,600	784
	Sanoh Industrial Co. Ltd.	109,200	784
	Yusen Logistics Co. Ltd.	86,500	780
^	Honeys Co. Ltd.	70,120	773
^	Toyo Tanso Co. Ltd.	47,300	772
	Nohmi Bosai Ltd.	93,000	771
	Dai Nippon Toryo Co. Ltd.	504,000	770
^	Takaoka Toko Holdings Co. Ltd.	41,900	763
	Taihei Kogyo Co. Ltd.	217,000	761
	Matsuda Sangyo Co. Ltd.	57,900	758
	Kyudenko Corp.	168,000	754
	Mimasu Semiconductor Industry Co. Ltd.	86,600	752
^	Axell Corp.	39,000	751
	Sumitomo Seika Chemicals Co. Ltd.	196,000	745
	Gurunavi Inc.	69,000	743
*	Renesas Electronics Corp.	186,400	740
	Hisaka Works Ltd.	87,000	737
	Daidoh Ltd.	109,300	733
	Pasona Group Inc.	1,091	731
	Sinanen Co. Ltd.	198,000	729
^	Goldwin Inc.	153,000	726
	ITC Networks Corp.	85,000	717
^	Melco Holdings Inc.	52,100	715
	ASKA Pharmaceutical Co. Ltd.	105,000	713
	Asahi Organic Chemicals Industry Co. Ltd.	316,000	712
	Kaga Electronics Co. Ltd.	89,000	711
^	Stella Chemifa Corp.	46,700	710
^	GCA Savvian Corp.	77,000	704
	Itochu-Shokuhin Co. Ltd.	21,000	702
	Mars Engineering Corp.	37,400	698

	Information Services International-Dentsu Ltd.	65,100	698
	Daiichi Jitsugyo Co. Ltd.	173,000	693
	Sanshin Electronics Co. Ltd.	113,500	693
^	Nippon Steel Trading Co. Ltd.	240,000	690
	Osaki Electric Co. Ltd.	127,000	684
	Sinfonia Technology Co. Ltd.	432,000	683
^	Nidec Copal Corp.	68,900	682
	Nichiden Corp.	30,100	682
	Seika Corp.	282,000	679
	Nice Holdings Inc.	314,000	678
	Daiken Corp.	256,000	676
	Onoken Co. Ltd.	71,400	674
	Shinko Shoji Co. Ltd.	83,200	672
	Kyosan Electric Manufacturing Co. Ltd.	196,000	672
	Toyo Construction Co. Ltd.	274,900	670
^	Nihon Dempa Kogyo Co. Ltd.	73,000	656
	Keihanshin Building Co. Ltd.	118,400	654
	Corona Corp. Class A	60,000	653
	Arata Corp.	180,000	649
	Aichi Corp.	123,300	648
^	Weathernews Inc.	26,861	645
	Tokushu Tokai Paper Co. Ltd.	319,000	644
	Kanematsu Electronics Ltd.	50,700	642
	Sumitomo Precision Products Co. Ltd.	151,000	639
	FIDEA Holdings Co. Ltd.	304,400	638
	Cleanup Corp.	78,700	637
^,* Daiichi Chuo KK		625,000	636
	Mitsui High-Tec Inc.	105,100	635
	Yonekyu Corp.	81,500	634
	Mitsui Home Co. Ltd.	132,000	633
	Chori Co. Ltd.	61,800	629
	Nihon Yamamura Glass Co. Ltd.	371,000	628
	Daikokutenbussan Co. Ltd.	21,300	625
	Japan Vilene Co. Ltd.	129,000	615
^,* Clarion Co. Ltd.		500,000	615
	Koatsu Gas Kogyo Co. Ltd.	114,000	615
	Airport Facilities Co. Ltd.	103,800	613
	Gakken Holdings Co. Ltd.	207,000	612
	Pronexus Inc.	96,000	607
	AOC Holdings Inc.	184,700	600
	Dunlop Sports Co. Ltd.	51,371	600
*	Uniden Corp.	265,000	586
^,* Yamada SxL Home Co. Ltd.		410,000	585
^	Keiyo Co. Ltd.	119,400	581
	Shin-Etsu Polymer Co. Ltd.	179,000	572
	Tv Tokyo Holdings Corp.	32,500	567
	Daisyo Corp.	41,500	565
	Mitsubishi Research Institute Inc.	26,200	564
	CMK Corp.	168,700	555
	Kato Works Co. Ltd.	130,000	552
	Daikoku Denki Co. Ltd.	28,900	551
	ST Corp.	53,600	548
	Maruetsu Inc.	175,000	547
	Paris Miki Holdings Inc.	109,900	539
	Chuetsu Pulp & Paper Co. Ltd.	372,000	535
	Future Architect Inc.	107,000	534
	Yahagi Construction Co. Ltd.	124,400	529

	Hakuto Co. Ltd.	57,400	527
^	Dai-ichi Seiko Co. Ltd.	40,400	525
	Teikoku Electric Manufacturing Co. Ltd.	20,300	524
	Kinki Sharyo Co. Ltd.	156,000	505
^	Matsuya Foods Co. Ltd.	32,300	500
	Uchida Yoko Co. Ltd.	194,000	499
	Hioki EE Corp.	35,400	498
	Tokyo Energy & Systems Inc.	101,000	498
	As One Corp.	21,000	490
	Nippon Gas Co. Ltd.	41,900	481
	Yurtec Corp.	156,000	477
	Sekisui Plastics Co. Ltd.	190,000	475
*	Kumagai Gumi Co. Ltd.	463,000	453
	Krosaki Harima Corp.	224,000	450
	Nissen Holdings Co. Ltd.	137,600	445
*	Best Denki Co. Ltd.	254,700	420
	Alpha Systems Inc.	36,300	416
	Shikoku Chemicals Corp.	54,000	412
*	Tekken Corp.	361,000	412
	Nidec Copal Electronics Corp.	83,900	402
	Nidec-Tosok Corp.	38,300	385
*	Janome Sewing Machine Co. Ltd.	489,000	384
^	Toda Kogyo Corp.	146,000	382
	TKC Corp.	22,300	379
	T Hasegawa Co. Ltd.	26,500	365
	NIFTY Corp.	297	336
*	Nippon Yakin Kogyo Co. Ltd.	272,000	335
	Optex Co. Ltd.	19,900	325
	Shimizu Bank Ltd.	12,100	324
	Ryoden Trading Co. Ltd.	45,000	316
	Fuji Electronics Co. Ltd.	23,900	310
	Toa Corp.	39,000	306
	Tsurumi Manufacturing Co. Ltd.	32,000	305
*	Kanto Denka Kogyo Co. Ltd.	123,000	295
	Aiphone Co. Ltd.	18,100	289
^,* Iwasaki Electric Co. Ltd.		140,000	277
	Hamakyorex Co. Ltd.	8,400	276
	Rock Field Co. Ltd.	14,000	265
	Michinoku Bank Ltd.	129,000	246
	Noritsu Koki Co. Ltd.	36,400	245
^	U-Shin Ltd.	36,800	237
	Tokyo Tekko Co. Ltd.	63,000	237
	Daisan Bank Ltd.	149,000	231
	Tokyo Rakutenchi Co. Ltd.	48,000	231
	Komatsu Seiren Co. Ltd.	44,000	230
	Elematec Corp.	18,000	228
	Tosho Printing Co. Ltd.	91,000	227
	Rhythm Watch Co. Ltd.	156,000	226
	Oenon Holdings Inc.	99,000	224
	ESPEC Corp.	29,300	224
	Fujikura Kasei Co. Ltd.	47,600	224
	Okura Industrial Co. Ltd.	65,000	218
	Chukyo Bank Ltd.	120,000	217
^	Hokkaido Gas Co. Ltd.	83,000	214
	Japan Transcity Corp.	61,000	210
	Nagatanien Co. Ltd.	22,000	199
	Shoko Co. Ltd.	148,000	199

	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	65,000	198
	Ohara Inc.	29,600	192
^	Right On Co. Ltd.	18,900	191
*	Ichikoh Industries Ltd.	116,000	182
	Piolax Inc.	6,600	182
*	Sasebo Heavy Industries Co. Ltd.	200,000	181
	Studio Alice Co. Ltd.	14,000	180
	Nippon Chemiphar Co. Ltd.	33,000	174
	CAC Corp.	19,700	171
^	Nippon Parking Development Co. Ltd.	2,128	164
	Japan Pure Chemical Co. Ltd.	80	164
*	Mitsubishi Kakoki Kaisha Ltd.	92,000	162
	Kojima Co. Ltd.	52,300	160
	Hodogaya Chemical Co. Ltd.	83,000	156
	Shiroki Corp.	71,000	150
	Mitsuuroko Holdings Co. Ltd.	30,700	150
^,* FDK Corp.		167,000	145
	Kitagawa Iron Works Co. Ltd.	92,000	143
	Kanaden Corp.	22,000	140
	Tomen Electronics Corp.	11,800	135
	Sagami Chain Co. Ltd.	15,000	130
	Toa Oil Co. Ltd.	124,000	129
	Pocket Card Co. Ltd.	17,300	129
	Aeon Fantasy Co. Ltd.	8,000	128
	Furuno Electric Co. Ltd.	18,000	126
	Meisei Industrial Co. Ltd.	30,000	122
	Sankyo Seiko Co. Ltd.	34,600	119
	Starzen Co. Ltd.	45,000	118
	Toli Corp.	60,000	114
	Gecoss Corp.	19,900	113
	NDS Co. Ltd.	39,000	109
	Panasonic Industrial Devices SUNX Co. Ltd.	26,200	106
	Taisei Lamick Co. Ltd.	4,000	99
	Riken Technos Corp.	31,000	97
	Kitano Construction Corp.	45,000	96
	Nippon Kasei Chemical Co. Ltd.	68,000	88
	Takihyo Co. Ltd.	20,000	87
	Mory Industries Inc.	25,000	86
	Tomoku Co. Ltd.	29,000	85
	Advan Co. Ltd.	7,200	82
	Kyoto Kimono Yuzen Co. Ltd.	7,000	76
	Kourakuen Corp.	6,100	75
	Mr Max Corp.	21,300	72
	Hokkan Holdings Ltd.	23,000	70
	Asunaro Aoki Construction Co. Ltd.	12,000	70
	Kita-Nippon Bank Ltd.	2,900	67
	Tokyo Electron Device Ltd.	44	67
	Tonami Holdings Co. Ltd.	29,000	62
	Chuo Spring Co. Ltd.	17,000	56
	Zuken Inc.	6,100	53
	Shinwa Co. Ltd.	4,300	52
	Maezawa Kyuso Industries Co. Ltd.	4,100	52
	Chuo Denki Kogyo Co. Ltd.	12,000	42
	Wood One Co. Ltd.	12,000	37
	Rakuten Inc.	2,700	36
	Jimoto Holdings Inc.	14,700	30
	Toho Co. Ltd.	8,000	29

Arakawa Chemical Industries Ltd.	3,400	29
Maezawa Kasei Industries Co. Ltd.	2,600	27
Yushiro Chemical Industry Co. Ltd.	2,600	25
Panasonic Information Systems	800	19
Shimojima Co. Ltd.	1,700	17
Olympic Group Corp.	1,900	13
Mitsui Knowledge Industry Co. Ltd.	70	10
Cybozu Inc.	35	10
Inaba Seisakusho Co. Ltd.	600	9
Fujitsu Frontech Ltd.	1,400	9
		15,487,837
Malaysia (0.9%)
Malayan Banking Bhd.	21,955,190	69,403
CIMB Group Holdings Bhd.	24,860,800	60,260
Axiata Group Bhd.	25,414,200	53,166
Sime Darby Bhd.	15,908,400	46,494
Genting Bhd.	11,274,300	34,131
IOI Corp. Bhd.	19,006,886	32,040
Petronas Chemicals Group Bhd.	14,648,827	29,888
Maxis Bhd.	13,329,650	29,230
Public Bank Bhd. (Foreign)	5,385,994	28,636
DiGi.Com Bhd.	18,982,493	27,197
Petronas Gas Bhd.	4,030,000	25,891
* Sapurakencana Petroleum Bhd.	18,560,941	22,064
AMMB Holdings Bhd.	8,877,400	21,432
Tenaga Nasional Bhd.	7,104,300	19,476
Genting Malaysia Bhd.	15,136,700	19,403
Kuala Lumpur Kepong Bhd.	2,732,086	17,852
* IHH Healthcare Bhd.	13,995,477	17,248
Gamuda Bhd.	10,092,300	14,798
UMW Holdings Bhd.	3,373,000	14,422
YTL Corp. Bhd.	27,262,786	14,025
British American Tobacco Malaysia Bhd.	729,900	13,780
PPB Group Bhd.	2,996,500	13,758
Felda Global Ventures Holdings Bhd.	9,473,224	12,851
Petronas Dagangan Bhd.	1,513,400	12,499
Hong Leong Bank Bhd.	2,888,560	12,266
IJM Corp. Bhd.	6,839,060	12,196
Alliance Financial Group Bhd.	5,598,600	9,244
RHB Capital Bhd.	3,481,500	8,847
Telekom Malaysia Bhd.	5,407,200	8,786
Bumi Armada Bhd.	6,840,500	8,328
YTL Power International Bhd.	16,561,858	8,269
Dialog Group Bhd.	9,187,560	7,896
2 Astro Malaysia Holdings Bhd.	7,790,400	7,197
Lafarge Malaysia Bhd.	2,147,200	6,839
Malaysia Airports Holdings Bhd.	3,082,800	6,406
UEM Sunrise Bhd.	7,598,903	6,272
AirAsia Bhd.	6,183,600	6,014
Berjaya Sports Toto Bhd.	4,206,841	5,420
Genting Plantations Bhd.	1,695,500	5,151
KPJ Healthcare Bhd.	2,396,100	4,868
Magnum Bhd.	4,086,000	4,862
Hong Leong Financial Group Bhd.	1,069,200	4,605
KLCC Property Holdings Bhd.	2,235,400	4,520
Media Prima Bhd.	5,383,600	4,504
Affin Holdings Bhd.	3,268,000	4,257

SP Setia Bhd.	4,128,600	4,251
Bursa Malaysia Bhd.	1,720,100	4,127
IGB Corp. Bhd.	4,883,548	3,811
Top Glove Corp. Bhd.	2,043,200	3,709
MMC Corp. Bhd.	4,235,800	3,508
DRB-Hicom Bhd.	4,445,300	3,479
Carlsberg Brewery Malaysia Bhd.	744,800	3,375
Mah Sing Group Bhd.	4,336,840	3,261
Hartalega Holdings Bhd.	1,603,100	3,212
Parkson Holdings Bhd.	2,870,239	3,188
Malaysian Resources Corp. Bhd.	6,858,100	3,082
Kulim Malaysia Bhd.	2,761,200	3,031
WCT Holdings Bhd.	3,937,605	2,984
Malaysia Marine and Heavy Engineering Holdings Bhd.	2,275,071	2,964
Boustead Holdings Bhd.	1,710,600	2,768
POS Malaysia Bhd.	1,813,200	2,737
Berjaya Corp. Bhd.	13,089,500	2,338
* Malaysian Airline System Bhd.	24,757,700	2,324
BIMB Holdings Bhd.	1,854,900	2,296
IGB REIT	5,685,500	2,207
Eastern & Oriental Bhd.	3,578,600	2,195
CapitaMalls Malaysia Trust	4,413,900	2,122
HAP Seng Consolidated Bhd.	3,348,200	2,042
* Time dotCom Bhd.	1,721,640	1,982
Gas Malaysia Bhd.	1,901,900	1,964
Pavilion REIT	4,508,500	1,959
IJM Land Bhd.	2,122,100	1,856
QL Resources Bhd.	1,618,880	1,721
OSK Holdings Bhd.	3,102,390	1,619
MSM Malaysia Holdings Bhd.	1,010,100	1,567
TSH Resources Bhd.	2,215,100	1,543
IJM Plantations Bhd.	1,348,300	1,247
Wah Seong Corp. Bhd.	2,075,665	1,223
Supermax Corp. Bhd.	1,886,100	1,204
Mudajaya Group Bhd.	1,362,066	1,112
* Muhibbah Engineering M Bhd.	1,475,900	1,067
* Mulpha International Bhd.	7,867,300	1,030
Puncak Niaga Holding Bhd.	1,113,000	831
* Scomi Group Bhd.	6,661,800	801
Malaysian Bulk Carriers Bhd.	1,369,100	784
* Perdana Petroleum Bhd.	1,375,000	784
Oriental Holdings Bhd.	242,500	723
Unisem M Bhd.	2,320,400	644
* KNM Group Bhd.	4,651,350	638
Lion Industries Corp. Bhd.	1,523,300	470
* Malaysia Building Society Warrants Exp. 05/31/2016	489,785	325
United Malacca Bhd.	121,600	278
* Sunway Bhd. Warrants Exp. 08/17/2016	382,194	104
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	521,665	103
* Dialog Group Bhd. Warrants Exp. 02/12/2017	441,280	91
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	558,140	82
Sarawak Oil Palms Bhd.	41,400	71
* KNM Group Bhd. Warrants Exp. 11/15/2017	1,550,450	57
* Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	72,940	56
Kim Loong Resources Bhd.	65,100	49
Public Bank Bhd. (Local)	8,900	47
* WCT Holdings Bhd. Warrants Exp. 03/10/2016	288,480	45

* Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	165,750	38
* MBM Resources Bhd. Warrants Exp. 06/14/2017	88,380	17
* Coastal Contracts Bhd. Warrants Exp. 07/18/2016	46,016	7
Aeon Credit Service M Bhd.	40	—
		893,841
Mexico (1.1%)
America Movil SAB de CV	165,875,569	174,541
Fomento Economico Mexicano SAB de CV	10,984,517	109,546
Wal-Mart de Mexico SAB de CV	28,962,887	79,251
Grupo Financiero Banorte SAB de CV	11,321,556	71,930
Grupo Televisa SAB	13,209,583	71,432
* Cemex SAB de CV	57,707,485	66,505
Grupo Mexico SAB de CV Class B	19,736,065	60,802
Alfa SAB de CV Class A	14,417,000	37,011
Grupo Bimbo SAB de CV Class A	9,608,615	32,498
Coca-Cola Femsa SAB de CV	2,099,316	29,652
Mexichem SAB de CV	5,592,045	26,168
Fibra Uno Administracion SA de CV	7,690,200	24,547
Grupo Financiero Inbursa SAB de CV	10,423,547	24,442
Grupo Financiero Santander Mexico SAB de CV Class B	7,624,965	22,112
Industrias Penoles SAB de CV	677,923	21,307
Kimberly-Clark de Mexico SAB de CV Class A	5,471,966	17,993
Grupo Carso SAB de CV	2,775,296	13,817
Grupo Aeroportuario del Sureste SAB de CV Class B	1,106,391	13,121
Arca Continental SAB de CV	1,583,278	11,858
Compartamos SAB de CV	5,713,274	10,342
* Genomma Lab Internacional SAB de CV Class B	3,965,772	9,299
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,726,600	8,988
* OHL Mexico SAB de CV	3,059,400	8,106
Controladora Comercial Mexicana SAB de CV	1,902,600	8,051
Bolsa Mexicana de Valores SAB de CV	2,972,152	7,972
* Minera Frisco SAB de CV	3,078,853	6,759
Grupo Elektra SAB DE CV	177,040	6,416
* Empresas ICA SAB de CV	2,855,513	6,034
* Industrias CH SAB de CV Class B	838,844	5,382
Mexico Real Estate Management SA de CV	2,588,500	5,220
Grupo Comercial Chedraui SA de CV	1,486,300	4,820
Alpek SA de CV	2,090,256	4,733
Alsea SAB de CV	1,722,006	4,705
Grupo Sanborns SA de CV	1,989,052	4,605
* Gruma SAB de CV Class B	839,700	4,448
Organizacion Soriana SAB de CV Class B	1,065,030	3,570
Grupo Aeroportuario del Centro Norte Sab de CV Class B	896,557	3,089
TV Azteca SAB de CV	6,194,324	2,910
Grupo Herdez SAB de CV	607,116	1,952
* Grupo Simec SAB de CV Class B	484,010	1,918
* Consorcio ARA SAB de CV	4,003,166	1,523
* Corp GEO SAB de CV	2,276,157	317
* Urbi Desarrollos Urbanos SAB de CV	2,494,600	311
* Desarrolladora Homex SAB de CV	1,008,600	297
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,200	63
		1,030,363

Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	84,813	446

Netherlands (1.9%)
	Unilever NV	7,918,300	317,695
*	ING Groep NV	19,697,581	201,053
	Koninklijke Philips NV	4,888,165	156,319
	ASML Holding NV	1,704,493	153,541
	Heineken NV	1,463,475	102,797
	Koninklijke Ahold NV	4,928,668	81,199
	Akzo Nobel NV	1,213,754	73,998
	Aegon NV	9,143,431	70,454
^	ArcelorMittal	5,078,855	66,352
	Reed Elsevier NV	3,456,931	66,226
	Koninklijke DSM NV	923,540	64,906
*	DE Master Blenders 1753 NV	3,017,449	49,821
*	Koninklijke KPN NV	15,809,179	41,631
	Wolters Kluwer NV	1,538,637	37,167
	Ziggo NV	842,939	33,550
	Heineken Holding NV	490,964	30,798
	Randstad Holding NV	592,194	28,645
	Fugro NV	395,329	24,112
	Koninklijke Vopak NV	343,867	19,808
	Delta Lloyd NV	890,139	19,237
*	SBM Offshore NV	908,860	17,588
	Nutreco NV	351,011	16,481
*	OCI NV	438,718	16,417
	Corio NV	327,177	14,266
	TNT Express NV	1,785,192	14,050
	Koninklijke Boskalis Westminster NV	372,090	14,004
	Aalberts Industries NV	541,980	13,657
*	PostNL NV	2,223,188	7,999
	CSM	344,251	7,898
	ASM International NV	244,167	7,688
	Wereldhave NV	108,015	7,637
	Arcadis NV	285,768	7,415
	Eurocommercial Properties NV	178,276	6,784
	Koninklijke BAM Groep NV	1,124,742	6,426
^,* Royal Imtech NV		2,361,410	5,747
	TKH Group NV	179,140	4,934
	Unit4 NV	143,087	4,842
	Vastned Retail NV	91,407	3,895
	Sligro Food Group NV	98,232	3,550
	Koninklijke Ten Cate NV	129,862	3,138
^,* TomTom NV		501,491	2,928
	APERAM	229,389	2,831
^	BinckBank NV	272,580	2,415
	Brunel International NV	47,709	2,302
	USG People NV	306,502	2,284
^	Nieuwe Steen Investments NV	259,409	1,852
	Beter Bed Holding NV	88,315	1,708
	Accell Group	89,288	1,644
	Koninklijke Wessanen NV	369,386	1,372
*	Grontmij	268,395	1,216
*	AMG Advanced Metallurgical Group NV	123,797	1,042
	Aegon NV	922	7

^,* SNS REAAL NV		672,039	—
			1,845,326
New Zealand (0.2%)
	Fletcher Building Ltd.	3,252,318	21,108
	Telecom Corp. of New Zealand Ltd.	9,134,375	16,428
	Auckland International Airport Ltd.	4,954,482	12,450
	Ryman Healthcare Ltd.	2,070,902	11,755
	SKYCITY Entertainment Group Ltd.	2,920,400	9,764
	Sky Network Television Ltd.	1,898,933	8,118
	Contact Energy Ltd.	1,799,548	7,714
	Trade Me Group Ltd.	2,014,220	7,685
	Fisher & Paykel Healthcare Corp. Ltd.	2,721,690	7,560
	Infratil Ltd.	2,552,291	5,066
	Kiwi Income Property Trust	4,934,357	4,470
	Chorus Ltd.	1,849,572	3,989
	Mainfreight Ltd.	435,351	3,738
	Goodman Property Trust	4,425,667	3,619
	Precinct Properties New Zealand Ltd.	3,874,160	3,170
	Vector Ltd.	1,234,681	2,611
	Nuplex Industries Ltd.	952,270	2,371
	Freightways Ltd.	700,875	2,272
	Kathmandu Holdings Ltd.	944,284	2,019
	Air New Zealand Ltd.	1,501,175	1,739
	Warehouse Group Ltd.	510,380	1,598
^	Fletcher Building Ltd.	240,759	1,551
	Vital Healthcare Property Trust	1,172,403	1,296
	New Zealand Oil & Gas Ltd.	1,743,228	1,162
	Tower Ltd.	674,359	1,007
*	Vital Healthcare Property Trust Rights Exp. 08/16/2013	117,240	10
			144,270
Norway (0.7%)
	Statoil ASA	4,836,768	104,990
	DNB ASA	5,467,441	90,953
	Seadrill Ltd.	1,778,972	76,045
	Telenor ASA	3,181,473	70,459
	Yara International ASA	826,418	37,088
	Orkla ASA	3,912,302	30,215
	Subsea 7 SA	1,456,151	27,693
	Schibsted ASA	403,995	20,577
	Norsk Hydro ASA	4,542,232	19,309
	TGS Nopec Geophysical Co. ASA	503,291	16,142
	Gjensidige Forsikring ASA	979,064	15,153
	Petroleum Geo-Services ASA	1,062,842	14,284
^	Marine Harvest ASA	13,913,620	14,041
	Aker Solutions ASA	797,629	12,020
	Prosafe SE	1,188,892	11,917
^,* DNO International ASA		4,708,264	10,181
*	Storebrand ASA	1,675,667	9,634
*	Algeta ASA	192,918	7,886
	Fred Olsen Energy ASA	162,731	7,852
	Tomra Systems ASA	714,648	6,529
^,* Det Norske Oljeselskap ASA		346,777	5,076
	Cermaq ASA	275,019	5,065
^,* Renewable Energy Corp. ASA		9,624,414	4,963
*	Norwegian Air Shuttle AS	102,307	4,555
	SpareBank 1 SMN	545,522	4,500

	SpareBank 1 SR Bank ASA	492,018	4,162
	Aker ASA	121,223	3,862
	Atea ASA	349,489	3,674
	Norwegian Property ASA	2,417,864	3,382
	Stolt-Nielsen Ltd.	138,874	3,239
^	Opera Software ASA	361,714	2,939
	Leroy Seafood Group ASA	95,570	2,545
	Austevoll Seafood ASA	438,092	2,480
	BW Offshore Ltd.	1,745,925	2,298
	Wilh Wilhelmsen ASA	281,527	2,274
^,* Nordic Semiconductor ASA		502,776	1,632
*	Golden Ocean Group Ltd.	1,341,050	1,441
^	Kvaerner ASA	759,731	1,298
*	Archer Ltd.	1,244,930	1,000
^,* Songa Offshore		680,898	849
^,* Frontline Ltd.		255,392	662
	Northern Offshore Ltd.	56,484	81
			664,945
Other (0.0%)
*	Bank of Ireland	130,638,591	29,436
*	Phatra Securities PCL	265,800	285
*	Cathay Financial Holding Co. Ltd. Rights Exp. 09/2/2013	927,881	235
*	Nagarjuna Fertilizers & Chemicals Ltd.	312,129	58
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	111,300	56
*	Italian-Thai Development PCL Rights Exp. 08/09/2013	1,018,585	55
*	CUROCOM Co. Ltd. Rights Exp. 08/07/2013	46,417	25
*	ASTM SPA Warrants Exp. 08/23/2013	179,984	—
*	Asahi India Glass Ltd. Rights Exp. 09/05/2013	1,732	—
*	Irish Bank Resolution Corp. Ltd.	698,992	—
*	ProMOS Technologies Inc.	5,975,000	—
*	Amagerbanken A/S	537,565	—
			30,150
Peru (0.1%)
	Credicorp Ltd.	141,272	16,811
	Credicorp Ltd. (New York Shares)	123,327	14,650
	Cia de Minas Buenaventura SAA ADR	757,912	10,838
	Volcan Cia Minera SAA Class B	12,100,000	5,063
	Cia de Minas Buenaventura SAA	289,871	4,189
*	InRetail Peru Corp.	107,584	1,797
	Southern Copper Corp.	810	21
			53,348
Philippines (0.3%)
	SM Investments Corp.	1,585,881	34,686
	Philippine Long Distance Telephone Co.	436,465	30,486
	Ayala Land Inc.	28,683,520	19,846
	Bank of the Philippine Islands	7,275,241	15,762
	SM Prime Holdings Inc.	35,537,800	14,360
	Ayala Corp.	1,031,334	14,338
	BDO Unibank Inc.	7,329,197	13,667
	Aboitiz Equity Ventures Inc.	11,258,100	13,039
	Universal Robina Corp.	4,463,390	12,774
*	Alliance Global Group Inc.	21,000,041	12,704
	Metropolitan Bank & Trust	4,263,552	10,424
	San Miguel Corp.	4,749,987	9,405
	International Container Terminal Services Inc.	3,940,320	8,315
	Jollibee Foods Corp.	2,109,730	7,529

	Metro Pacific Investments Corp.	59,255,400	7,365
	Aboitiz Power Corp.	8,797,823	7,080
	GT Capital Holdings Inc.	355,200	6,673
	Globe Telecom Inc.	156,900	5,897
	Manila Electric Co.	807,030	5,325
	Energy Development Corp.	36,122,100	5,023
	DMCI Holdings Inc.	4,065,570	4,980
	Megaworld Corp.	58,908,000	4,389
	Robinsons Land Corp.	8,273,234	4,336
	Puregold Price Club Inc.	4,580,700	4,319
	Semirara Mining Corp. Class A	743,340	4,259
	Security Bank Corp.	1,014,000	3,362
*	Philippine National Bank	1,725,860	3,228
	Manila Water Co. Inc.	4,178,800	3,131
*	Bloomberry Resorts Corp.	10,460,000	2,866
	Petron Corp.	8,226,200	2,686
	Philex Mining Corp.	9,692,200	2,423
*	Belle Corp.	20,331,108	2,408
	First Gen Corp.	5,652,000	2,395
	First Philippine Holdings Corp.	1,131,330	2,240
	Vista Land & Lifescapes Inc.	16,654,950	2,203
	Filinvest Land Inc.	48,601,000	1,990
	Atlas Consolidated Mining & Development	4,167,500	1,382
	Cebu Air Inc.	915,960	1,326
	Lopez Holdings Corp.	10,708,570	1,252
*	Philex Petroleum Corp.	209,800	63
	SM Development Corp.	53	—
			309,936
Poland (0.3%)
^,* Powszechna Kasa Oszczednosci Bank Polski SA		4,395,100	51,157
	Powszechny Zaklad Ubezpieczen SA	284,552	40,394
^	Bank Pekao SA	659,426	33,849
^	KGHM Polska Miedz SA	701,980	24,325
^	Polski Koncern Naftowy Orlen SA	1,600,323	21,725
^	Polskie Gornictwo Naftowe i Gazownictwo SA	8,987,961	17,422
	PGE SA	3,674,231	17,374
^	BRE Bank SA	72,017	9,671
	Telekomunikacja Polska SA	3,636,311	8,609
	Tauron Polska Energia SA	5,246,694	7,211
^	Eurocash SA	341,131	6,351
^,* Cyfrowy Polsat SA		946,010	6,283
^,* Lubelski Wegiel Bogdanka SA		165,961	5,465
^	Jastrzebska Spolka Weglowa SA	250,575	5,237
	Asseco Poland SA	341,007	4,862
	Bank Handlowy w Warszawie SA	160,069	4,821
^,* Getin Noble Bank SA		7,283,774	4,666
*	ING Bank Slaski SA	146,477	4,550
*	Bank Millennium SA	2,091,738	4,059
*	Kernel Holding SA	253,668	3,959
	Synthos SA	2,623,185	3,606
^,* Globe Trade Centre SA		1,325,143	3,348
*	Grupa Lotos SA	319,753	3,298
^	TVN SA	876,089	2,954
*	Netia SA	1,902,512	2,709
^	Enea SA	579,592	2,451
^	Getin Holding SA	1,782,993	1,755
	Warsaw Stock Exchange	143,847	1,653

	Budimex SA	54,526	1,632
*	Ciech SA	164,039	1,279
^,* Boryszew SA		5,439,168	781
*	Agora SA	214,950	526
*	Bioton SA	27,647,071	346
^,* Polimex-Mostostal SA		2,614,973	131
			308,459
Portugal (0.1%)
	EDP - Energias de Portugal SA	9,316,265	33,120
	Jeronimo Martins SGPS SA	1,227,235	24,247
	Galp Energia SGPS SA	1,499,668	23,954
^	Portugal Telecom SGPS SA	3,044,677	11,617
^,* Banco Espirito Santo SA		9,810,714	9,553
^,* Banco Comercial Portugues SA		54,189,582	6,760
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,128,500	6,601
	EDP Renovaveis SA	894,081	4,589
	Sonae	3,909,751	4,053
	Portucel SA	964,925	3,417
	Semapa-Sociedade de Investimento e Gestao	296,928	2,629
	Altri SGPS SA	681,974	1,760
^	REN - Redes Energeticas Nacionais SGPS SA	541,831	1,602
	Mota-Engil SGPS SA	316,517	1,155
	Sonaecom - SGPS SA	405,499	964
			136,021
Russia (1.1%)
	Sberbank of Russia	54,132,082	155,763
	Gazprom OAO	31,188,530	121,299
	Gazprom OAO ADR	13,422,403	103,723
	Lukoil OAO	1,624,036	95,869
	Magnit OJSC GDR	1,418,512	81,612
	Lukoil OAO ADR	1,373,257	80,807
	Mobile Telesystems OJSC ADR	2,634,963	51,355
	NovaTek OAO GDR	337,951	39,207
	MMC Norilsk Nickel OJSC	241,173	32,447
	Uralkali OJSC	6,709,016	29,326
	Tatneft OAO ADR	682,314	25,078
	Rostelecom OJSC	7,267,972	24,388
	Rosneft OAO	3,170,529	22,519
	Tatneft OAO	3,357,923	20,554
	VTB Bank OJSC	13,724,174,410	19,285
	Rosneft OAO GDR	2,727,679	19,272
	AK Transneft OAO Prior Pfd.	7,777	18,432
	VTB Bank OJSC GDR	6,330,323	17,781
	Surgutneftegas OAO ADR	2,170,484	17,106
	Sistema JSFC GDR	734,129	16,128
	MegaFon OAO GDR	440,233	13,990
	Surgutneftegas OAO	14,691,036	11,618
	RusHydro JSC	622,805,352	10,755
	Novolipetsk Steel OJSC GDR	385,936	5,595
	E.ON Russia JSC	65,428,911	5,281
*	Federal Grid Co. Unified Energy System JSC	1,553,612,440	5,226
	LSR Group GDR	1,018,806	4,300
*	Pharmstandard OJSC GDR	285,388	3,959
	TMK OAO GDR	292,619	3,949
*	Inter Rao UES OJSC	10,310,839,373	3,798
	Aeroflot - Russian Airlines OJSC	2,042,621	3,544

Severstal OAO GDR	444,715	3,343
* PIK Group	1,442,210	3,133
* Russian Grids OAO	93,454,055	3,075
Severstal OAO	388,228	2,894
Sberbank of Russia ADR	230,152	2,642
Sollers OJSC	83,921	1,836
Acron JSC	50,790	1,645
Magnitogorsk Iron & Steel Works	7,040,690	1,641
* Mechel ADR	560,013	1,590
Polyus Gold OJSC	57,966	1,501
Phosagro OAO GDR	146,406	1,377
Mosenergo OAO	29,963,645	1,022
TGK-1 OAO	4,503,586,647	856
* OGK-2 OAO	96,947,306	805
* Raspadskaya OAO	773,900	746
Novolipetsk Steel OJSC	445,750	644
* AvtoVAZ OAO	924,495	265
MMC Norilsk Nickel OJSC ADR	9,538	128
Mosenergosbyt JSC	11,365,740	114
* Mechel	14,601	42
* Belon OJSC	321,725	41
		1,093,306
Singapore (1.2%)
Singapore Telecommunications Ltd.	37,725,814	116,495
DBS Group Holdings Ltd.	8,769,440	115,081
Oversea-Chinese Banking Corp. Ltd.	13,830,665	114,824
United Overseas Bank Ltd.	6,007,167	101,336
Keppel Corp. Ltd.	7,255,393	59,058
Global Logistic Properties Ltd.	15,159,957	33,807
CapitaLand Ltd.	12,834,470	32,558
Genting Singapore plc	30,757,536	32,081
^ Singapore Press Holdings Ltd.	8,101,593	27,965
Singapore Technologies Engineering Ltd.	7,817,188	26,324
Wilmar International Ltd.	10,630,895	26,314
Singapore Exchange Ltd.	4,190,769	25,126
City Developments Ltd.	3,001,619	25,084
Singapore Airlines Ltd.	2,625,442	20,873
CapitaMall Trust	13,046,481	20,792
Sembcorp Industries Ltd.	4,818,579	19,237
Hutchison Port Holdings Trust	25,355,374	18,740
Ascendas REIT	9,934,763	17,957
Jardine Cycle & Carriage Ltd.	519,824	16,464
ComfortDelGro Corp. Ltd.	10,211,254	16,073
UOL Group Ltd.	2,748,982	15,099
^ SembCorp Marine Ltd.	4,145,758	14,823
Golden Agri-Resources Ltd.	35,754,806	14,751
Noble Group Ltd.	19,059,213	13,391
Suntec REIT	10,444,000	13,057
StarHub Ltd.	3,757,110	13,005
Keppel Land Ltd.	3,812,601	11,045
CapitaMalls Asia Ltd.	6,921,853	10,846
CapitaCommercial Trust	9,751,000	10,763
^ Olam International Ltd.	7,739,897	10,324
SATS Ltd.	3,286,000	8,573
^ Yangzijiang Shipbuilding Holdings Ltd.	10,439,636	7,675
Venture Corp. Ltd.	1,273,000	7,332
Singapore Post Ltd.	6,976,000	7,213

	Ezion Holdings Ltd.	3,900,000	6,798
^	Keppel REIT	6,369,778	6,369
	Mapletree Commercial Trust	6,514,000	6,093
	Mapletree Logistics Trust	7,268,000	6,093
	Mapletree Industrial Trust	5,545,880	5,884
^,* Blumont Group Ltd.		5,321,000	5,778
^	Fortune REIT	6,035,000	5,315
	Starhill Global REIT	7,200,000	4,646
	M1 Ltd.	1,770,000	4,496
	Biosensors International Group Ltd.	5,326,000	4,357
^,* LionGold Corp. Ltd.		4,588,000	4,208
	SMRT Corp. Ltd.	3,742,000	4,165
	Super Group Ltd.	1,078,000	4,079
	CDL Hospitality Trusts	3,081,000	4,032
	SIA Engineering Co. Ltd.	1,042,000	3,992
	Wing Tai Holdings Ltd.	2,353,117	3,934
^	Overseas Union Enterprise Ltd.	1,714,000	3,814
^,* Neptune Orient Lines Ltd.		4,325,630	3,651
	Frasers Centrepoint Trust	2,406,000	3,633
	Parkway Life REIT	1,850,000	3,632
	Ascott Residence Trust	3,372,000	3,328
	Cache Logistics Trust	3,479,000	3,296
	Raffles Medical Group Ltd.	1,299,000	3,287
	Yanlord Land Group Ltd.	3,374,000	3,275
2	ARA Asset Management Ltd.	2,247,880	3,251
*	Gallant Venture Ltd.	13,107,000	3,144
	Frasers Commercial Trust	3,027,600	3,106
	AIMS AMP Capital Industrial REIT	2,465,400	3,086
	First Resources Ltd.	2,324,000	3,069
	Cambridge Industrial Trust	5,742,000	3,026
	Lippo Malls Indonesia Retail Trust	7,517,000	2,926
^	Cosco Corp. Singapore Ltd.	4,942,513	2,913
	Far East Hospitality Trust	3,934,000	2,893
	First REIT	3,025,000	2,890
	CapitaRetail China Trust	2,403,000	2,887
^	Hyflux Ltd.	2,732,000	2,805
^	Sabana Shari'ah Compliant Industrial REIT	3,037,118	2,781
^	Ascendas Hospitality Trust	3,484,300	2,314
^,* Ezra Holdings Ltd.		3,328,000	2,261
^,* Yoma Strategic Holdings Ltd.		3,081,000	2,092
	Cityspring Infrastructure Trust	5,069,000	1,952
	United Engineers Ltd.	1,020,000	1,886
	Ho Bee Investment Ltd.	1,091,000	1,878
^	Midas Holdings Ltd.	4,827,000	1,819
	Vard Holdings Ltd.	2,772,000	1,796
	Ascendas India Trust	3,194,000	1,795
^	OSIM International Ltd.	1,072,000	1,729
	Religare Health Trust	2,553,000	1,705
^	Indofood Agri Resources Ltd.	2,425,000	1,689
	Perennial China Retail Trust	3,642,000	1,618
^,* Asiasons Capital Ltd.		1,910,000	1,413
	CSE Global Ltd.	2,170,000	1,406
*	Ying Li International Real Estate Ltd.	4,100,000	1,385
^	GuocoLeisure Ltd.	2,239,000	1,381
	Metro Holdings Ltd.	1,894,000	1,333
^,* Tiger Airways Holdings Ltd.		2,821,800	1,332
^	Swiber Holdings Ltd.	2,218,000	1,288

	UOB-Kay Hian Holdings Ltd.	946,000	1,254
^,* Sound Global Ltd.		2,565,000	1,215
^	Tat Hong Holdings Ltd.	1,251,000	1,146
	GMG Global Ltd.	12,624,000	1,032
	Far East Orchard Ltd.	575,000	917
	Hong Leong Asia Ltd.	675,000	818
^	China Fishery Group Ltd.	2,257,000	665
*	Raffles Education Corp. Ltd.	2,761,398	640
	Hi-P International Ltd.	866,000	564
	Pacific Andes Resources Development Ltd.	3,651,000	368
^,* Oceanus Group Ltd.		13,179,000	300
	Keppel Telecommunications & Transportation Ltd.	190,000	220
*	Synear Food Holdings Ltd.	1,321,000	191
	Wheelock Properties Singapore Ltd.	115,000	165
			1,214,585
South Africa (1.5%)
	Naspers Ltd.	1,990,092	166,435
	MTN Group Ltd.	8,518,329	159,477
	Sasol Ltd.	2,790,935	128,228
	Standard Bank Group Ltd.	6,100,080	68,210
	Remgro Ltd.	2,457,054	46,928
	Sanlam Ltd.	9,619,768	46,230
	FirstRand Ltd.	15,184,063	45,549
	Shoprite Holdings Ltd.	2,182,323	36,903
	Bidvest Group Ltd.	1,448,488	35,782
	Aspen Pharmacare Holdings Ltd.	1,371,787	30,406
	Impala Platinum Holdings Ltd.	2,618,502	25,719
	Woolworths Holdings Ltd.	3,697,353	25,222
	AngloGold Ashanti Ltd.	1,910,222	25,065
	Tiger Brands Ltd.	791,811	24,624
^	Steinhoff International Holdings Ltd.	9,061,779	23,993
	ABSA Group Ltd.	1,642,354	23,727
	Gold Fields Ltd.	3,769,148	22,584
	Growthpoint Properties Ltd.	8,871,024	22,351
	Vodacom Group Ltd.	1,819,159	21,474
	Truworths International Ltd.	2,307,958	19,538
	Imperial Holdings Ltd.	880,221	18,347
	Nedbank Group Ltd.	989,809	17,824
	Netcare Ltd.	7,193,688	17,091
	Life Healthcare Group Holdings Ltd.	4,550,285	16,581
	Mr Price Group Ltd.	1,160,784	15,132
	RMB Holdings Ltd.	3,614,540	14,859
	Mediclinic International Ltd.	2,015,603	14,056
	Discovery Ltd.	1,431,679	12,922
	Kumba Iron Ore Ltd.	288,132	12,759
*	Anglo American Platinum Ltd.	329,289	11,650
	MMI Holdings Ltd.	5,048,766	10,981
	Exxaro Resources Ltd.	684,947	10,558
	Foschini Group Ltd.	988,769	10,063
	Nampak Ltd.	3,037,413	9,826
	Spar Group Ltd.	839,950	9,757
	Brait SE	2,137,942	9,067
	AVI Ltd.	1,554,452	9,059
	Massmart Holdings Ltd.	528,535	8,950
	Barloworld Ltd.	1,068,792	8,861
	Coronation Fund Managers Ltd.	1,303,073	8,666
	African Rainbow Minerals Ltd.	522,972	8,595

	Mondi Ltd.	549,950	8,130
	Hyprop Investments Ltd.	1,064,537	8,103
	Investec Ltd.	1,176,539	7,884
	Clicks Group Ltd.	1,348,114	7,827
	Aeci Ltd.	620,000	7,314
	Harmony Gold Mining Co. Ltd.	1,935,611	7,307
	PPC Ltd.	2,454,426	7,176
	Capital Property Fund	6,695,452	7,100
*	Sappi Ltd.	2,623,065	7,000
	Liberty Holdings Ltd.	551,545	6,836
	Tongaat Hulett Ltd.	527,263	6,750
	Reunert Ltd.	878,721	5,955
	Aveng Ltd.	1,965,362	5,835
	Assore Ltd.	171,779	5,792
	Sun International Ltd.	550,957	5,467
	Adcock Ingram Holdings Ltd.	794,895	5,447
^	African Bank Investments Ltd.	3,583,797	5,282
*	Murray & Roberts Holdings Ltd.	2,182,938	5,242
	DataTec Ltd.	906,766	5,192
^	Capitec Bank Holdings Ltd.	268,092	4,899
	Grindrod Ltd.	1,930,934	4,481
	Pick n Pay Stores Ltd.	1,163,886	4,453
	Fountainhead Property Trust	5,626,833	4,415
	Omnia Holdings Ltd.	245,763	4,386
*	Northam Platinum Ltd.	1,150,445	4,220
	Wilson Bayly Holmes-Ovcon Ltd.	245,613	3,879
	Illovo Sugar Ltd.	1,132,620	3,747
	Acucap Properties Ltd.	793,536	3,549
*	Super Group Ltd.	1,472,080	3,488
	Vukile Property Fund Ltd.	2,150,963	3,481
	JSE Ltd.	404,253	3,314
	Santam Ltd.	172,579	3,240
	SA Corporate Real Estate Fund Nominees Pty Ltd.	7,605,469	2,989
*	ArcelorMittal South Africa Ltd.	860,920	2,904
^,* Sibanye Gold Ltd.		3,610,057	2,802
	Emira Property Fund	1,786,607	2,648
	Lewis Group Ltd.	442,683	2,612
	EOH Holdings Ltd.	430,139	2,577
*	Telkom SA SOC Ltd.	1,287,392	2,523
	Mpact Ltd.	889,923	2,325
	Pick'n Pay Holdings Ltd.	1,260,913	2,246
	Group Five Ltd.	535,671	2,145
	City Lodge Hotels Ltd.	160,522	2,110
	JD Group Ltd.	648,726	1,992
^	Astral Foods Ltd.	182,407	1,715
	Metair Investments Ltd.	463,420	1,684
	Blue Label Telecoms Ltd.	1,897,530	1,579
*	Royal Bafokeng Platinum Ltd.	293,457	1,506
	Pinnacle Technology Holdings Ltd.	568,614	1,465
	Clover Industries Ltd.	872,733	1,461
	Cashbuild Ltd.	109,154	1,402
	Raubex Group Ltd.	475,475	1,067
*	Allied Technologies Ltd.	208,553	993
	DRDGOLD Ltd.	1,732,371	941
*	Palabora Mining Co. Ltd.	68,473	797
	Eqstra Holdings Ltd.	974,403	674
	Invicta Holdings Ltd.	50,617	483

	Ellies Holdings Ltd.	518,781	402
	Redefine Properties International Ltd.	542,479	374
*	Merafe Resources Ltd.	5,279,266	344
	Allied Electronics Corp. Ltd.	133,319	258
	Advtech Ltd.	141,019	97
	Redefine Properties Ltd.	32,859	33
	Allied Electronics Corp. Ltd. Prior Pfd.	10,118	20
^,* Great Basin Gold Ltd.		2,279,068	4
			1,478,412
South Korea (3.1%)
	Samsung Electronics Co. Ltd.	497,675	567,109
	Hyundai Motor Co.	782,232	161,745
	Hyundai Mobis	340,862	83,093
	POSCO	284,784	81,794
	Kia Motors Corp.	1,315,464	74,483
	Shinhan Financial Group Co. Ltd.	1,825,250	66,534
*	SK Hynix Inc.	2,643,160	63,940
2	Samsung Electronics Co. Ltd. GDR	100,583	57,494
	LG Chem Ltd.	226,445	56,796
	NHN Corp.	201,666	52,686
	KB Financial Group Inc.	1,607,831	50,858
	Samsung Life Insurance Co. Ltd.	507,794	48,565
	Hana Financial Group Inc.	1,482,332	47,474
	Samsung Fire & Marine Insurance Co. Ltd.	198,397	42,347
	SK Innovation Co. Ltd.	309,893	41,901
	Hyundai Heavy Industries Co. Ltd.	223,836	41,783
	KT&G Corp.	613,504	41,342
	LG Electronics Inc.	548,456	35,577
	SK Telecom Co. Ltd.	176,077	34,499
	Samsung Heavy Industries Co. Ltd.	902,690	32,063
	Samsung C&T Corp.	631,434	31,226
*	LG Display Co. Ltd.	1,151,260	28,562
	LG Corp.	463,942	26,963
*	POSCO ADR	370,747	26,575
	Samsung SDI Co. Ltd.	174,280	25,251
	LG Household & Health Care Ltd.	47,175	24,840
^	Celltrion Inc.	369,765	21,482
	Samsung Electro-Mechanics Co. Ltd.	291,698	20,979
	SK Holdings Co. Ltd.	131,055	20,588
	E-Mart Co. Ltd.	106,773	20,094
	Hankook Tire Co. Ltd.	363,465	19,442
	Cheil Industries Inc.	240,715	19,035
	Hyundai Engineering & Construction Co. Ltd.	359,591	18,927
*	Korea Electric Power Corp.	734,890	18,760
	Woori Finance Holdings Co. Ltd.	1,811,217	18,124
*	Shinhan Financial Group Co. Ltd. ADR	494,976	18,052
	Lotte Shopping Co. Ltd.	57,663	18,023
	KT Corp.	530,432	17,164
	Hyundai Steel Co.	280,219	17,062
	Orion Corp.	18,785	17,056
	Coway Co. Ltd.	283,596	15,120
	S-Oil Corp.	220,368	14,805
	Kangwon Land Inc.	564,420	14,367
*	Korea Electric Power Corp. ADR	1,102,582	13,926
	BS Financial Group Inc.	967,160	13,805
	Amorepacific Corp.	16,122	13,598
	Hyundai Glovis Co. Ltd.	78,595	13,540

	Korea Zinc Co. Ltd.	52,601	13,453
^	OCI Co. Ltd.	89,646	13,269
	LG Uplus Corp.	1,057,780	12,900
	GS Holdings	260,198	12,778
	Lotte Chemical Corp.	82,946	12,537
	Samsung Techwin Co. Ltd.	196,644	12,316
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	465,400	12,265
	Samsung Securities Co. Ltd.	298,283	12,213
^	Hotel Shilla Co. Ltd.	195,855	11,594
	Hyundai Wia Corp.	78,844	11,507
*	KB Financial Group Inc. ADR	360,506	11,399
	NCSoft Corp.	74,770	11,330
	Hyundai Department Store Co. Ltd.	77,854	11,184
	Daelim Industrial Co. Ltd.	135,617	10,719
	Cheil Worldwide Inc.	450,430	10,323
	Dongbu Insurance Co. Ltd.	241,080	10,208
	Samsung Engineering Co. Ltd.	145,205	10,154
	SK C&C Co. Ltd.	110,029	9,936
	DGB Financial Group Inc.	657,661	9,853
	CJ CheilJedang Corp.	38,456	9,699
	Doosan Heavy Industries & Construction Co. Ltd.	229,777	9,426
	Hyundai Marine & Fire Insurance Co. Ltd.	302,870	8,309
	Daewoo Securities Co. Ltd.	929,263	8,229
	Industrial Bank of Korea	794,615	8,057
	KCC Corp.	25,730	7,986
^,* Kumho Tire Co. Inc.		749,860	7,679
	Yuhan Corp.	40,763	7,644
	Daewoo International Corp.	223,147	7,628
	Samsung Card Co. Ltd.	225,378	7,571
	Korea Investment Holdings Co. Ltd.	204,290	7,386
	Hanwha Corp.	266,850	7,296
	Hyosung Corp.	120,905	7,250
	CJ Corp.	71,099	7,243
	Kumho Petro chemical Co. Ltd.	87,525	6,990
	Hanwha Chemical Corp.	413,710	6,917
*	Daewoo Engineering & Construction Co. Ltd.	991,673	6,806
	Hanwha Life Insurance Co. Ltd.	1,104,320	6,618
	Shinsegae Co. Ltd.	33,926	6,602
	Mando Corp.	62,706	6,584
	S-1 Corp.	105,013	6,496
	Woori Investment & Securities Co. Ltd.	622,695	6,481
	Macquarie Korea Infrastructure Fund	1,064,040	6,452
^	Hyundai Mipo Dockyard	53,382	6,309
	Korea Gas Corp.	112,790	6,265
^	Seoul Semiconductor Co. Ltd.	184,821	6,123
	Lotte Confectionery Co. Ltd.	4,114	5,805
	Doosan Corp.	45,318	5,743
	Hyundai Hysco Co. Ltd.	159,130	5,582
	LS Corp.	86,262	5,528
	Hyundai Development Co-Engineering & Construction	308,770	5,477
^,* Doosan Infracore Co. Ltd.		490,710	5,387
^	Halla Visteon Climate Control Corp.	180,410	5,347
	Daum Communications Corp.	66,659	5,200
	AMOREPACIFIC Group	15,018	5,190
^	Hyundai Greenfood Co. Ltd.	326,670	5,159
*	SK Telecom Co. Ltd. ADR	236,107	5,098
	Young Poong Corp.	3,693	5,074

	LG International Corp.	183,240	5,010
	Seah Besteel Corp.	177,110	4,993
	Hyundai Home Shopping Network Corp.	32,557	4,911
	CJ O Shopping Co. Ltd.	14,852	4,835
	Youngone Corp.	153,010	4,736
	GS Engineering & Construction Corp.	174,603	4,733
^,* CJ Korea Express Co. Ltd.		52,114	4,561
	Korean Reinsurance Co.	460,493	4,556
	Ottogi Corp.	12,843	4,495
^,* Hyundai Merchant Marine Co. Ltd.		312,388	4,458
	LOTTE Himart Co. Ltd.	58,296	4,403
	CJ CGV Co. Ltd.	101,700	4,348
*	Korean Air Lines Co. Ltd.	172,740	4,336
	SK Networks Co. Ltd.	747,120	4,318
^	LS Industrial Systems Co. Ltd.	71,718	4,282
^	Grand Korea Leisure Co. Ltd.	149,420	4,255
*	LG Life Sciences Ltd.	81,806	4,204
	SFA Engineering Corp.	82,935	4,191
	Mirae Asset Securities Co. Ltd.	111,997	4,138
	LIG Insurance Co. Ltd.	187,200	4,113
^,* LG Innotek Co. Ltd.		50,069	4,068
	Lotte Chilsung Beverage Co. Ltd.	3,060	4,009
	NongShim Co. Ltd.	16,630	3,854
	Daewoong Pharmaceutical Co. Ltd.	58,334	3,837
^	Samsung Fine Chemicals Co. Ltd.	89,604	3,807
	Daesang Corp.	118,870	3,730
*	KT Corp. ADR	228,320	3,658
*	Hanmi Pharm Co. Ltd.	24,398	3,650
	LG Fashion Corp.	144,620	3,545
	Taekwang Industrial Co. Ltd.	3,695	3,537
^	Paradise Co. Ltd.	174,023	3,494
	Kolon Industries Inc.	77,691	3,490
	GS Home Shopping Inc.	15,569	3,441
*	SK Broadband Co. Ltd.	720,007	3,428
	Hite Jinro Co. Ltd.	138,100	3,378
	Chong Kun Dang Pharm Corp.	53,983	3,378
	LG Hausys Ltd.	29,755	3,377
^	SK Chemicals Co. Ltd.	88,088	3,355
	Green Cross Corp.	27,872	3,250
*	CJ E&M Corp.	92,942	3,182
^,* Hanjin Shipping Co. Ltd.		437,163	3,138
^	Dongsuh Co. Inc.	119,232	3,052
	KIWOOM Securities Co. Ltd.	59,913	3,033
	KEPCO Engineering & Construction Co. Inc.	46,786	3,014
	Hyundai Securities Co. Ltd.	535,180	2,963
	Poongsan Corp.	127,770	2,876
	Hana Tour Service Inc.	41,727	2,858
	Meritz Fire & Marine Insurance Co. Ltd.	227,969	2,831
	Nexen Tire Corp.	188,730	2,813
	Hankook Tire Worldwide Co. Ltd.	123,154	2,802
	Partron Co. Ltd.	188,035	2,771
	Fila Korea Ltd.	45,246	2,703
^	KEPCO Plant Service & Engineering Co. Ltd.	54,527	2,655
	Lotte Food Co. Ltd.	4,826	2,568
	KT Skylife Co. Ltd.	90,550	2,565
^,* SM Entertainment Co.		76,068	2,556
^,* Dong-A ST Co. Ltd.		19,992	2,527

^	SKC Co. Ltd.	94,760	2,461
	Binggrae Co. Ltd.	25,682	2,411
^	iMarketKorea Inc.	104,200	2,373
*	CJ Hellovision Co. Ltd.	137,000	2,199
^	GSretail Co. Ltd.	73,250	2,199
	Hyundai Elevator Co. Ltd.	40,816	2,196
*	Seegene Inc.	44,675	2,189
^	Cosmax Inc.	51,491	2,187
*	Hanjin Heavy Industries & Construction Co. Ltd.	197,000	2,171
^,* GemVax & Kael Co. Ltd.		111,202	2,125
*	Asiana Airlines Inc.	492,490	2,104
^	Dongkuk Steel Mill Co. Ltd.	185,090	2,033
	Samchully Co. Ltd.	17,977	2,006
	Meritz Finance Group Inc.	454,700	2,005
	E1 Corp.	29,609	1,995
	Hanssem Co. Ltd.	58,570	1,972
	Kolao Holdings	70,035	1,945
	Namyang Dairy Products Co. Ltd.	2,477	1,940
	Medy-Tox Inc.	18,485	1,930
^	Lock & Lock Co. Ltd.	91,187	1,930
	Hansol Paper Co.	177,330	1,926
^,* Medipost Co. Ltd.		31,919	1,897
	Sung Kwang Bend Co. Ltd.	72,813	1,877
^,* Chabio & Diostech Co. Ltd.		201,753	1,875
	Huchems Fine Chemical Corp.	105,520	1,866
	Kwang Dong Pharmaceutical Co. Ltd.	243,310	1,841
	Sungwoo Hitech Co. Ltd.	136,084	1,810
^,* ViroMed Co. Ltd.		55,195	1,810
	Tongyang Life Insurance	177,210	1,797
	Posco ICT Co. Ltd.	208,915	1,789
	TONGYANG Securities Inc.	543,590	1,725
*	Gamevil Inc.	24,317	1,724
	Hanil Cement Co. Ltd.	33,953	1,721
	Daou Technology Inc.	114,630	1,698
	Dongwon Industries Co. Ltd.	5,429	1,668
*	JB Financial Group Co. Ltd.	280,503	1,652
	Youngone Holdings Co. Ltd.	28,533	1,650
	Handsome Co. Ltd.	65,700	1,622
	Soulbrain Co. Ltd.	39,803	1,618
^	Interpark Corp.	202,446	1,599
^	Maeil Dairy Industry Co. Ltd.	46,289	1,566
*	TK Corp.	68,910	1,537
	Dong-A Socio Holdings Co. Ltd.	11,802	1,532
^	Ilyang Pharmaceutical Co. Ltd.	58,336	1,531
*	Hanmi Science Co. ltd	104,080	1,483
*	Green Cross Cell Corp.	42,591	1,469
*	Wonik IPS Co. Ltd.	223,571	1,440
	Daeduck GDS Co. Ltd.	85,700	1,435
^,* Osstem Implant Co. Ltd.		53,321	1,433
^	Interflex Co. Ltd.	36,739	1,412
	Taeyoung Engineering & Construction Co. Ltd.	254,300	1,409
	Korea Electric Terminal Co. Ltd.	42,220	1,396
	Samyang Holdings Corp.	18,284	1,392
	Daishin Securities Co. Ltd.	174,590	1,385
	Green Cross Holdings Corp.	105,620	1,367
^,* Duksan Hi-Metal Co. Ltd.		64,112	1,360
^	YG Entertainment Inc.	26,609	1,344

^,* CNK International Co. Ltd.		259,916	1,310
^	Able C&C Co. Ltd.	38,687	1,280
	S&T Dynamics Co. Ltd.	107,250	1,275
^	STX Offshore & Shipbuilding Co. Ltd.	261,430	1,266
^,* Woongjin Chemical Co. Ltd.		139,132	1,256
^,* Ssangyong Motor Co.		165,960	1,250
	POSCO Chemtech Co. Ltd.	10,682	1,247
^	Hansae Co. Ltd.	81,489	1,225
	Daeduck Electronics Co.	145,300	1,215
^	SBS Media Holdings Co. Ltd.	263,300	1,188
*	Ssangyong Cement Industrial Co. Ltd.	203,750	1,167
*	Neowiz Games Corp.	81,815	1,164
	Meritz Securities Co. Ltd.	848,050	1,162
^	Kolon Global Corp.	330,690	1,148
	SK Gas Ltd.	17,052	1,144
^	Hancom Inc.	71,353	1,137
^,* 3S Korea Co. Ltd.		203,947	1,119
	MegaStudy Co. Ltd.	18,784	1,094
^,* Hansol Technics Co. Ltd.		61,696	1,067
	Sindoh Co. Ltd.	17,792	1,030
	Dongyang Mechatronics Corp.	108,340	1,017
^	STX Pan Ocean Co. Ltd.	472,400	1,010
	Kumho Electric Co. Ltd.	33,850	999
*	Foosung Co. Ltd.	239,573	995
^,* Komipharm International Co. Ltd.		142,986	985
^	Iljin Display Co. Ltd.	70,840	972
^,* Seobu T&D		51,483	932
	S&T Motiv Co. Ltd.	36,990	919
	Daekyo Co. Ltd.	136,120	897
^,* Com2uSCorp		28,448	896
	SL Corp.	60,480	896
	SK Securities Co. Ltd.	1,106,110	894
^,* Jusung Engineering Co. Ltd.		150,886	893
^	DuzonBIzon Co. Ltd.	88,710	891
^,* Taihan Electric Wire Co. Ltd.		377,723	888
^	OCI Materials Co. Ltd.	26,106	882
^	Ahnlab Inc.	19,178	881
	Hanjin Transportation Co. Ltd.	42,650	873
^	Silicon Works Co. Ltd.	44,092	854
	Bukwang Pharmaceutical Co. Ltd.	68,635	843
	NEPES Corp.	77,241	818
	Humax Co. Ltd.	69,458	812
	Namhae Chemical Corp.	118,990	808
^	Melfas Inc.	64,559	781
^,* Doosan Engine Co. Ltd.		106,590	768
*	Dongbu HiTek Co. Ltd.	116,850	756
*	Taewoong Co. Ltd.	35,801	716
^,* Pharmicell Co. Ltd.		182,712	705
^	Capro Corp.	98,950	699
	Hanwha Investment & Securities Co. Ltd.	218,450	699
^	STS Semiconductor & Telecommunications	154,014	676
	Daishin Securities Co. Ltd. Prior Pfd.	117,720	666
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	100,460	659
^,* ICD Co. Ltd.		47,843	627
	INTOPS Co. Ltd.	28,942	608
	Dae Han Flour Mills Co. Ltd.	4,263	598
^,* CUROCOM Co. Ltd.		360,794	597

	Youlchon Chemical Co. Ltd.	49,800	589
	Kolon Corp.	30,530	567
*	KTB Investment & Securities Co. Ltd.	229,680	522
	NH Investment & Securities Co. Ltd.	118,311	519
	Sam Young Electronics Co. Ltd.	62,700	502
^	STX Engine Co. Ltd.	80,200	491
^	EG Corp.	21,542	457
^	Agabang&Company	80,953	452
	KISCO Corp.	17,630	423
^	STX Corp. Co. Ltd.	143,421	423
^,* SK Communications Co. Ltd.		68,842	386
	Woongjin Thinkbig Co. Ltd.	60,020	385
^,* Woongjin Energy Co. Ltd.		172,970	376
	Hitejinro Holdings Co. Ltd.	32,310	372
*	Eugene Investment & Securities Co. Ltd.	182,205	365
*	China Ocean Resources Co. Ltd.	153,840	358
*	Hanjin Shipping Holdings Co. Ltd.	85,480	355
^,* Tera Resource Co. Ltd.		836,893	355
	Dongbu Securities Co. Ltd.	101,120	349
^,* Tongyang Inc.		337,280	319
^,* Unison Co. Ltd.		72,738	316
	Kyobo Securities Co.	67,740	283
*	Hanwha General Insurance Co. Ltd.	62,670	258
*	Dongbu Steel Co. Ltd.	82,690	211
	Samyang Corp.	5,448	209
*	Korea Line Corp.	2,100	107
*	Sewon Cellontech Co. Ltd.	35,310	106
*	Insun ENT Co. Ltd.	48,710	101
*	Shinsung Solar Energy Co. Ltd.	54,680	66
	Hyunjin Materials Co. Ltd.	11,745	55
*	Dongbu Corp.	12,260	41
			3,059,591
Spain (2.0%)
*	Banco Santander SA	54,862,229	401,368
*	Telefonica SA	20,325,454	290,496
	Banco Bilbao Vizcaya Argentaria SA	28,017,441	265,690
	Inditex SA	1,078,646	143,983
	Iberdrola SA	24,107,691	133,404
	Repsol SA	4,431,859	106,219
	Amadeus IT Holding SA	2,002,594	68,874
	Abertis Infraestructuras SA	2,382,620	44,243
	Grifols SA	826,548	34,909
	Gas Natural SDG SA	1,713,566	34,887
	Ferrovial SA	2,031,711	34,661
	Red Electrica Corp. SA	550,992	30,725
^	Banco de Sabadell SA	13,732,775	28,122
*	Banco Popular Espanol SA	5,834,554	25,646
	Enagas SA	1,033,206	25,532
*	ACS Actividades de Construccion y Servicios SA	860,758	24,786
	Distribuidora Internacional de Alimentacion SA	2,975,116	24,620
*	CaixaBank	5,965,746	22,005
	Mapfre SA	3,806,339	13,933
	Bankinter SA	2,960,035	13,497
	Zardoya Otis SA	838,884	12,223
	Viscofan SA	231,503	11,919
^	Bolsas y Mercados Espanoles SA	416,216	11,495
*	Endesa SA	418,311	9,713

	Ebro Foods SA	408,095	8,813
*	Mediaset Espana Comunicacion SA	781,764	8,142
*	Gamesa Corp. Tecnologica SA	1,094,758	8,062
	Prosegur Cia de Seguridad SA	1,543,220	7,961
^	Indra Sistemas SA	571,585	7,747
	Grupo Catalana Occidente SA	296,275	7,709
	Obrascon Huarte Lain SA	193,840	7,397
	Tecnicas Reunidas SA	137,473	6,273
^	Acciona SA	125,619	5,923
	Construcciones y Auxiliar de Ferrocarriles SA	12,656	5,463
^	Acerinox SA	492,059	5,043
	Corp Financiera Alba SA	86,664	4,302
^,* NH Hoteles SA		1,048,410	4,216
^	Atresmedia Corp. de Medios de Comunicaion SA	377,360	3,937
^,* Fomento de Construcciones y Contratas SA		254,215	3,509
*	Almirall SA	248,442	3,263
*	Zeltia SA	1,063,690	3,253
*	Faes Farma SA	1,004,298	2,961
*	Sacyr Vallehermoso SA	765,934	2,840
	Melia Hotels International SA	246,035	2,208
^	Abengoa SA	858,717	2,050
	Tubacex SA	551,659	1,973
	Ence Energia y Celulosa S.A	544,316	1,759
	Duro Felguera SA	264,345	1,712
	Tubos Reunidos SA	447,338	1,042
	Papeles y Cartones de Europa SA	190,405	837
*	Deoleo SA	2,015,631	763
^	Abengoa SA	168,103	445
^,* Promotora de Informaciones SA		1,660,290	409
^,* Realia Business SA		240,362	197
^,* Codere SA		82,212	136
*	Pescanova SA	63,151	—
			1,933,295
Sweden (2.3%)
	Nordea Bank AB	14,713,525	186,502
	Hennes & Mauritz AB Class B	4,836,644	180,753
	Telefonaktiebolaget LM Ericsson Class B	15,148,682	179,062
	Swedbank AB Class A	5,299,568	127,748
	Volvo AB Class B	7,638,676	112,527
	Svenska Handelsbanken AB Class A	2,452,111	111,243
	Atlas Copco AB Class A	3,139,013	81,883
	Skandinaviska Enskilda Banken AB Class A	7,399,999	81,622
	TeliaSonera AB	10,948,781	79,191
	Svenska Cellulosa AB Class B	2,896,190	76,612
	Assa Abloy AB Class B	1,633,338	72,416
	Sandvik AB	5,483,264	69,411
	Investor AB Class B	2,281,621	68,506
	SKF AB	2,083,574	57,830
	Atlas Copco AB Class B	1,955,724	45,815
	Hexagon AB Class B	1,293,948	39,530
	Swedish Match AB	1,043,181	39,016
	Alfa Laval AB	1,645,153	37,335
	Getinge AB	981,932	36,312
	Skanska AB Class B	1,862,634	35,147
	Electrolux AB Class B	1,179,224	34,383
	Scania AB Class B	1,563,904	32,627
	Elekta AB Class B	1,799,702	30,819

	Investment AB Kinnevik	1,005,812	30,279
*	Lundin Petroleum AB	1,087,076	23,873
	Trelleborg AB Class B	1,191,653	20,959
	Tele2 AB	1,544,918	19,803
	Boliden AB	1,332,976	18,822
	Industrivarden AB Class A	971,056	18,521
	Securitas AB Class B	1,531,360	14,926
	Meda AB Class A	1,107,032	12,959
	Modern Times Group AB Class B	263,779	12,415
	Husqvarna AB	1,967,880	11,827
	Castellum AB	795,012	11,367
	Industrivarden AB	578,909	10,397
	JM AB	384,022	10,210
	NCC AB Class B	380,886	9,999
	Intrum Justitia AB	350,571	8,900
^,* ICA Gruppen AB		316,983	8,863
	Hexpol AB	120,039	8,799
	Ratos AB	932,691	8,321
	Lundbergforetagen AB Class B	183,346	7,742
	Holmen AB	254,740	7,391
	Wallenstam AB	518,636	7,168
	Hoganas AB Class B	141,261	6,992
	Hufvudstaden AB Class A	550,652	6,991
	AarhusKarlshamn AB	119,382	6,857
	Fabege AB	603,309	6,802
	Nibe Industrier AB Class B	396,492	6,762
	BillerudKorsnas AB	680,646	6,384
	Loomis AB Class B	288,453	6,185
^	SSAB AB Class A	945,590	6,149
^	Axis Communications AB	202,007	5,764
	Saab AB Class B	311,340	5,626
*	Swedish Orphan Biovitrum AB	720,809	5,405
^	Axfood AB	115,353	5,369
	Wihlborgs Fastigheter AB	315,602	5,172
	Peab AB	828,428	4,541
	Nobia AB	616,820	4,470
	Kungsleden AB	666,059	4,267
	Betsson AB	152,296	4,090
	AF AB	121,879	3,416
	Mekonomen AB	107,773	3,304
*	Fastighets AB Balder	354,838	2,844
^,* Lindab International AB		314,674	2,840
^	Clas Ohlson AB	177,273	2,548
^,* Investment AB Oresund		137,628	2,426
	Avanza Bank Holding AB	97,929	2,259
	SSAB AB Class B	390,652	2,180
	Melker Schorling AB	53,137	2,155
	Concentric AB	178,855	2,108
*	Rezidor Hotel Group AB	374,324	2,039
	Klovern AB Prior Pfd.	80,361	1,782
	Klovern AB	399,362	1,675
	Haldex AB	185,215	1,619
^,* Eniro AB		501,346	1,507
^,* Active Biotech AB		191,636	1,462
	SkiStar AB	122,568	1,448
*	SAS AB	675,746	1,338
	Nordnet AB	402,889	1,228

^,* CDON Group AB		347,832	1,065
	Bure Equity AB	270,603	971
^,* KappAhl AB		95,239	474
	NCC AB Class A	3,163	83
*	Black Earth Farming Ltd.	48,946	55
*	Alliance Oil Co. Ltd.	2,943	19
*	RusForest AB	9,367	3
	Proffice AB	10	—
			2,240,505
Switzerland (6.0%)
	Nestle SA	16,469,345	1,114,689
	Roche Holding AG	3,588,242	883,027
	Novartis AG	11,892,906	854,943
	UBS AG	18,008,534	354,607
	ABB Ltd.	11,821,603	260,618
	Cie Financiere Richemont SA	2,538,417	248,315
	Credit Suisse Group AG	7,715,182	226,624
	Zurich Insurance Group AG	752,194	202,617
	Syngenta AG	474,995	187,819
	Swiss Re AG	1,893,204	150,949
	Swatch Group AG (Bearer)	156,791	93,173
	Transocean Ltd.	1,757,044	82,862
	Holcim Ltd.	1,141,899	82,607
	SGS SA	26,819	60,702
	Givaudan SA	41,916	58,341
	Swisscom AG	115,796	51,766
	Geberit AG	192,926	51,759
	Julius Baer Group Ltd.	1,132,558	51,553
	Adecco SA	646,511	41,105
	Sonova Holding AG	338,079	37,312
	Actelion Ltd.	539,320	35,841
	Schindler Holding AG	237,452	33,976
	Kuehne & Nagel International AG	264,435	32,003
	Sika AG	10,608	29,542
	Swiss Life Holding AG	148,904	26,721
	Coca-Cola HBC AG	1,000,190	26,341
	Swatch Group AG (Registered)	252,635	26,088
	Baloise Holding AG	238,935	25,940
	Lindt & Spruengli AG	523	23,766
	Partners Group Holding AG	87,620	23,202
	Aryzta AG	350,346	21,635
	Clariant AG	1,354,142	21,169
	Lonza Group AG	269,174	20,718
	Swiss Prime Site AG	277,806	20,430
	Galenica AG	24,897	19,103
	Lindt & Spruengli AG	4,592	18,041
	Sulzer AG	117,148	17,508
	PSP Swiss Property AG	197,564	17,439
*	Dufry AG	131,460	17,203
	Schindler Holding AG (Registered)	111,086	15,488
	GAM Holding AG	914,972	14,596
	EMS-Chemie Holding AG	39,607	13,903
	Helvetia Holding AG	27,528	12,290
	DKSH Holding AG	126,398	11,297
	Georg Fischer AG	20,510	10,729
	OC Oerlikon Corp. AG	800,374	10,522
	Pargesa Holding SA	144,616	10,383

^	Panalpina Welttransport Holding AG	67,548	9,845
	Flughafen Zuerich AG	18,130	9,806
	Allreal Holding AG	65,481	9,114
	Temenos Group AG	337,823	8,847
	BB Biotech AG	64,203	8,709
	Barry Callebaut AG	8,898	8,622
	Forbo Holding AG	11,253	8,127
	Bucher Industries AG	31,207	7,848
	Kaba Holding AG Class B	18,850	7,554
	Banque Cantonale Vaudoise	14,627	7,533
	Valiant Holding	76,089	7,136
	Nobel Biocare Holding AG	576,573	7,019
	Burckhardt Compression Holding AG	15,779	6,312
^	Straumann Holding AG	41,937	6,309
	Mobimo Holding AG	29,768	6,252
	Kuoni Reisen Holding AG	16,429	5,919
	Vontobel Holding AG	162,180	5,743
^	Logitech International SA	803,557	5,711
	Tecan Group AG	54,142	5,215
^	Rieter Holding AG	23,790	4,726
	Aryzta AG	76,275	4,686
	St. Galler Kantonalbank AG	12,161	4,554
	ams AG	56,552	3,988
	Belimo Holding AG	1,519	3,563
^	EFG International AG	245,533	3,225
	Daetwyler Holding AG	29,141	3,179
	Emmi AG	10,067	3,111
	Huber & Suhner AG	64,899	2,958
^,* Gategroup Holding AG		127,324	2,876
	Basilea Pharmaceutica	34,713	2,792
	Schweiter Technologies AG	4,285	2,747
	Schweizerische National-Versicherungs-Gesellschaft AG	58,475	2,731
	Valora Holding AG	13,468	2,730
^,* Meyer Burger Technology AG		388,799	2,612
*	AFG Arbonia-Forster Holding AG	82,462	2,584
*	Immofonds	5,786	2,480
	Kudelski SA	183,294	2,433
^	Basler Kantonalbank	28,900	2,367
	BKW AG	62,941	2,062
	Vetropack Holding AG	1,022	2,013
	Siegfried Holding AG	13,236	1,956
	Zehnder Group AG	47,197	1,942
	Ascom Holding AG	145,331	1,881
	Autoneum Holding AG	19,896	1,841
	Liechtensteinische Landesbank AG	44,435	1,803
^	Alpiq Holding AG	12,371	1,532
	Verwaltungs- und Privat-Bank AG	17,401	1,337
	Swissquote Group Holding SA	40,168	1,265
*	Acino Holding AG	15,865	1,260
^,* Schmolz & Bickenbach AG		290,704	951
^	Bachem Holding AG	13,550	638
^,* Orascom Development Holding AG		58,894	564
^,* Von Roll Holding AG		359,027	536
	Cie Financiere Tradition SA	9,702	507
	Swisscanto CH Real Estate Fund Ifca	3,049	377
			5,875,690

Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	102,115,063	347,262
Hon Hai Precision Industry Co. Ltd.	52,597,331	136,191
MediaTek Inc.	6,408,689	76,936
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,040,713	68,611
Formosa Plastics Corp.	24,968,091	62,739
* Nan Ya Plastics Corp.	28,802,780	60,489
Formosa Chemicals & Fibre Corp.	22,421,645	55,776
China Steel Corp.	62,152,342	51,363
Cathay Financial Holding Co. Ltd.	35,202,236	51,145
Delta Electronics Inc.	10,356,240	50,235
Fubon Financial Holding Co. Ltd.	34,489,018	48,415
Chunghwa Telecom Co. Ltd.	13,779,456	44,052
Uni-President Enterprises Corp.	21,080,884	42,999
CTBC Financial Holding Co. Ltd.	61,931,357	40,851
Mega Financial Holding Co. Ltd.	42,438,264	35,443
Asustek Computer Inc.	3,653,168	31,860
Taiwan Mobile Co. Ltd.	8,525,400	30,970
Cheng Shin Rubber Industry Co. Ltd.	8,945,938	29,596
Yuanta Financial Holding Co. Ltd.	48,830,440	25,468
Formosa Petrochemical Corp.	9,633,950	25,042
Quanta Computer Inc.	10,340,950	24,053
Hotai Motor Co. Ltd.	2,081,000	22,997
Far Eastern New Century Corp.	19,249,887	21,719
President Chain Store Corp.	2,857,536	21,291
Far EasTone Telecommunications Co. Ltd.	8,142,000	20,716
United Microelectronics Corp.	45,803,175	20,487
China Development Financial Holding Corp.	71,852,856	20,330
First Financial Holding Co. Ltd.	32,755,485	20,303
HTC Corp.	3,807,792	20,206
Taiwan Cement Corp.	16,346,700	19,965
Hua Nan Financial Holdings Co. Ltd.	32,890,210	19,137
Lite-On Technology Corp.	10,699,321	18,214
^ Chunghwa Telecom Co. Ltd. ADR	562,281	18,032
Advanced Semiconductor Engineering Inc.	21,946,201	17,993
* SinoPac Financial Holdings Co. Ltd.	35,507,828	17,879
Largan Precision Co. Ltd.	510,376	17,725
* Innolux Corp.	36,976,313	16,381
Taiwan Cooperative Financial Holding Co. Ltd.	28,061,180	16,042
Taishin Financial Holding Co. Ltd.	33,510,025	15,587
E.Sun Financial Holding Co. Ltd.	23,187,608	15,464
TPK Holding Co. Ltd.	1,302,695	15,290
Catcher Technology Co. Ltd.	3,532,800	15,277
Compal Electronics Inc.	21,248,689	14,720
Asia Cement Corp.	11,390,685	14,279
China Life Insurance Co. Ltd.	12,225,904	12,539
Foxconn Technology Co. Ltd.	4,918,373	12,199
Chang Hwa Commercial Bank	21,114,485	12,104
* Pegatron Corp.	7,967,639	11,763
Inventec Corp.	15,434,315	11,641
* Novatek Microelectronics Corp.	2,608,275	11,529
* Shin Kong Financial Holding Co. Ltd.	33,964,581	11,500
MStar Semiconductor Inc.	1,397,263	11,059
Giant Manufacturing Co. Ltd.	1,428,319	10,798
* Wistron Corp.	11,160,623	10,631
Chailease Holding Co. Ltd.	4,197,000	10,068
* Acer Inc.	13,565,297	10,016

* AU Optronics Corp.	27,480,640	9,898
Teco Electric and Machinery Co. Ltd.	8,647,000	9,419
WPG Holdings Ltd.	7,522,553	9,354
Taiwan Fertilizer Co. Ltd.	3,755,000	9,173
Siliconware Precision Industries Co.	7,673,000	8,892
Siliconware Precision Industries Co. ADR	1,477,765	8,423
Synnex Technology International Corp.	6,555,463	8,234
Merida Industry Co. Ltd.	1,206,650	8,046
Ruentex Development Co. Ltd.	4,043,304	7,902
Pou Chen Corp.	7,565,517	7,742
* Yulon Motor Co. Ltd.	4,620,015	7,455
Ruentex Industries Ltd.	3,208,015	7,340
Advantech Co. Ltd.	1,516,924	7,333
Eclat Textile Co. Ltd.	941,527	7,243
United Microelectronics Corp. ADR	3,289,148	7,236
* Kenda Rubber Industrial Co. Ltd.	2,800,343	7,232
Epistar Corp.	4,308,179	7,174
Advanced Semiconductor Engineering Inc. ADR	1,775,372	7,119
Radiant Opto-Electronics Corp.	2,235,948	6,999
Powertech Technology Inc.	3,617,955	6,930
Chicony Electronics Co. Ltd.	2,833,745	6,790
Simplo Technology Co. Ltd.	1,479,443	6,508
Taiwan Glass Industry Corp.	6,827,747	6,404
TSRC Corp.	3,502,930	6,351
Hiwin Technologies Corp.	1,009,159	6,302
Highwealth Construction Corp.	2,813,400	6,272
Unimicron Technology Corp.	6,709,750	6,158
* AU Optronics Corp. ADR	1,686,596	6,139
China Petrochemical Development Corp.	11,879,647	6,080
CTCI Corp.	3,324,000	5,977
* St. Shine Optical Co. Ltd.	209,000	5,847
Clevo Co.	3,135,796	5,834
Realtek Semiconductor Corp.	2,363,580	5,646
* Chipbond Technology Corp.	2,430,000	5,353
Tripod Technology Corp.	2,479,023	5,160
* Taiwan Business Bank	16,744,883	5,089
Far Eastern Department Stores Co. Ltd.	5,314,219	5,061
Standard Foods Corp.	1,668,420	5,041
* Phison Electronics Corp.	673,510	5,020
* HannStar Display Corp.	12,528,000	4,979
* Walsin Lihwa Corp.	16,843,000	4,927
Kinsus Interconnect Technology Corp.	1,351,000	4,810
Formosa Taffeta Co. Ltd.	5,105,000	4,780
* China Airlines Ltd.	12,799,646	4,738
* LCY Chemical Corp.	3,406,288	4,628
* Evergreen Marine Corp. Taiwan Ltd.	8,219,979	4,604
Makalot Industrial Co. Ltd.	842,000	4,602
Zhen Ding Technology Holding Ltd.	2,042,355	4,602
Hermes Microvision Inc.	147,038	4,553
* Eva Airways Corp.	8,054,290	4,488
Yungtay Engineering Co. Ltd.	1,834,000	4,427
Nan Kang Rubber Tire Co. Ltd.	3,664,209	4,365
China Steel Chemical Corp.	758,000	4,310
King's Town Bank	4,951,000	4,290
Feng Hsin Iron & Steel Co.	2,405,000	4,237
* Macronix International	17,584,878	4,233
Far Eastern International Bank	10,137,496	4,221

Wowprime Corp.	298,500	4,109
Transcend Information Inc.	1,411,363	4,094
Waterland Financial Holdings Co. Ltd.	11,830,472	3,968
Cheng Uei Precision Industry Co. Ltd.	1,893,485	3,842
Huaku Development Co. Ltd.	1,184,087	3,819
Wei Chuan Foods Corp.	2,059,000	3,806
Chroma ATE Inc.	1,796,800	3,754
Airtac International Group	660,600	3,735
ScinoPharm Taiwan Ltd.	1,299,000	3,693
Vanguard International Semiconductor Corp.	3,696,000	3,689
Capital Securities Corp.	10,946,175	3,650
* Yageo Corp.	10,831,000	3,630
King Yuan Electronics Co. Ltd.	5,435,000	3,624
* Sanyang Industry Co. Ltd.	3,496,540	3,527
Oriental Union Chemical Corp.	3,600,700	3,521
* Wintek Corp.	8,565,974	3,484
* Inotera Memories Inc.	9,307,002	3,479
Tung Ho Steel Enterprise Corp.	4,032,842	3,414
Jih Sun Financial Holdings Co. Ltd.	10,783,259	3,385
* Chong Hong Construction Co.	808,732	3,360
Cathay Real Estate Development Co. Ltd.	4,673,000	3,341
Elan Microelectronics Corp.	1,760,000	3,301
U-Ming Marine Transport Corp.	2,153,000	3,259
Ton Yi Industrial Corp.	3,706,850	3,249
Tong Yang Industry Co. Ltd.	2,261,587	3,221
Tong Hsing Electronic Industries Ltd.	660,259	3,214
Eternal Chemical Co. Ltd.	3,934,254	3,175
Farglory Land Development Co. Ltd.	1,745,000	3,171
YFY Inc.	6,391,515	3,120
FLEXium Interconnect Inc.	848,519	3,109
Everlight Electronics Co. Ltd.	1,962,497	3,089
Taiwan Secom Co. Ltd.	1,366,000	3,079
Formosa International Hotels Corp.	239,385	3,077
* Winbond Electronics Corp.	13,966,000	3,076
USI Corp.	4,229,105	3,022
* Win Semiconductors Corp.	2,793,000	3,021
Wan Hai Lines Ltd.	5,646,325	3,020
* Hey Song Corp.	2,278,000	3,014
Chin-Poon Industrial Co.	1,584,000	3,008
Coretronic Corp.	3,475,000	2,994
Prince Housing & Development Corp.	4,200,810	2,900
* Yang Ming Marine Transport Corp.	6,790,553	2,887
China Motor Corp.	3,423,000	2,884
Taichung Commercial Bank	7,901,430	2,883
TTY Biopharm Co. Ltd.	802,047	2,860
Richtek Technology Corp.	676,105	2,747
King Slide Works Co. Ltd.	306,000	2,736
AmTRAN Technology Co. Ltd.	3,887,716	2,724
* Medigen Biotechnology Corp.	443,000	2,717
Sino-American Silicon Products Inc.	2,290,428	2,711
Lung Yen Life Service Corp.	867,000	2,673
Goldsun Development & Construction Co. Ltd.	6,762,830	2,671
* Casetek Holdings Ltd.	532,000	2,659
Grand Pacific Petrochemical	4,364,000	2,646
* Tainan Spinning Co. Ltd.	5,362,260	2,609
Kerry TJ Logistics Co. Ltd.	2,106,000	2,597
* China Man-Made Fiber Corp.	5,886,000	2,586

Kindom Construction Co.	1,679,000	2,578
* Tatung Co. Ltd.	9,993,738	2,528
President Securities Corp.	4,308,926	2,497
Taiwan Hon Chuan Enterprise Co. Ltd.	1,115,629	2,476
Shinkong Synthetic Fibers Corp.	7,471,451	2,468
Gigabyte Technology Co. Ltd.	2,704,000	2,442
China Synthetic Rubber Corp.	2,333,000	2,422
Senao International Co. Ltd.	709,000	2,375
Compeq Manufacturing Co.	5,176,000	2,362
G Tech Optoelectronics Corp.	1,230,334	2,361
* Ritek Corp.	12,337,000	2,354
* Ta Chong Bank Ltd.	6,914,780	2,349
Shihlin Electric & Engineering Corp.	1,999,000	2,348
* Mercuries Life Insurance Co. Ltd.	3,849,000	2,337
* Radium Life Tech Co. Ltd.	2,603,095	2,335
Hung Sheng Construction Co. Ltd.	2,418,000	2,317
MIN AIK Technology Co. Ltd.	814,000	2,304
E Ink Holdings Inc.	4,013,000	2,270
* Compal Communications Inc.	1,586,000	2,255
* China Metal Products	1,400,081	2,138
* CMC Magnetics Corp.	12,077,000	2,116
* Lien Hwa Industrial Corp.	3,139,767	2,077
* Depo Auto Parts Ind Co. Ltd.	662,000	2,031
Genius Electronic Optical Co. Ltd.	384,363	2,030
Micro-Star International Co. Ltd.	3,366,000	1,995
Kinpo Electronics	6,482,000	1,989
Mitac International Corp.	5,703,995	1,974
Cheng Loong Corp.	4,454,600	1,968
China Bills Finance Corp.	5,097,000	1,940
Test-Rite International Co. Ltd.	2,407,314	1,928
Faraday Technology Corp.	1,682,110	1,924
UPC Technology Corp.	3,695,955	1,910
Huang Hsiang Construction Co.	802,000	1,904
Dynapack International Technology Corp.	667,000	1,887
* Motech Industries Inc.	1,456,100	1,883
TXC Corp.	1,393,979	1,870
* Taiwan TEA Corp.	2,946,000	1,866
* Shining Building Business Co. Ltd.	2,226,420	1,863
Taiwan Surface Mounting Technology Co. Ltd.	1,336,966	1,842
BES Engineering Corp.	6,532,000	1,817
Great Wall Enterprise Co. Ltd.	2,001,939	1,803
ITEQ Corp.	1,635,140	1,786
King's Town Construction Co. Ltd.	1,845,854	1,784
* Qisda Corp.	7,651,880	1,777
Microbio Co. Ltd.	1,652,559	1,744
A-DATA Technology Co. Ltd.	927,000	1,731
Shinkong Textile Co. Ltd.	1,314,000	1,700
CyberTAN Technology Inc.	1,615,000	1,700
Taiwan Sogo Shin Kong SEC	1,431,000	1,697
Wistron NeWeb Corp.	1,092,236	1,692
* Mercuries & Associates Ltd.	2,066,335	1,660
D-Link Corp.	2,933,000	1,655
Merry Electronics Co. Ltd.	760,073	1,653
* Neo Solar Power Corp.	2,308,724	1,640
Formosan Rubber Group Inc.	2,075,000	1,632
Gourmet Master Co. Ltd.	280,000	1,628
San Shing Fastech Corp.	765,320	1,617

WT Microelectronics Co. Ltd.	1,468,824	1,594
* TA Chen Stainless Pipe	3,085,000	1,576
Federal Corp.	1,995,089	1,571
* Taiwan Life Insurance Co. Ltd.	2,059,100	1,566
Great China Metal Industry	1,419,000	1,543
Career Technology MFG. Co. Ltd.	1,607,000	1,533
Sinyi Realty Co.	927,400	1,533
YungShin Global Holding Corp.	1,033,000	1,523
Yieh Phui Enterprise Co. Ltd.	5,133,114	1,523
* Ho Tung Chemical Corp.	3,386,396	1,513
Sigurd Microelectronics Corp.	1,773,000	1,509
Solar Applied Materials Technology Co.	1,640,740	1,503
* Nan Ya Printed Circuit Board Corp.	1,196,059	1,496
Holy Stone Enterprise Co. Ltd.	1,445,000	1,493
Shin Zu Shing Co. Ltd.	657,000	1,478
* Gintech Energy Corp.	1,577,149	1,475
Taiwan PCB Techvest Co. Ltd.	1,217,153	1,471
Lealea Enterprise Co. Ltd.	4,244,684	1,470
AcBel Polytech Inc.	1,662,000	1,470
Gemtek Technology Corp.	1,396,564	1,457
PChome Online Inc.	255,495	1,455
Ambassador Hotel	1,551,000	1,444
Ardentec Corp.	2,239,403	1,435
* Taiwan Styrene Monomer	2,490,945	1,435
Evergreen International Storage & Transport Corp.	2,238,000	1,429
Gloria Material Technology Corp.	1,988,404	1,424
Accton Technology Corp.	2,460,800	1,423
* Pan-International Industrial	1,747,810	1,420
Long Bon International Co. Ltd.	2,126,000	1,417
Firich Enterprises Co. Ltd.	733,670	1,412
Kuoyang Construction Co. Ltd.	2,022,000	1,388
* Shihlin Paper Corp.	926,000	1,380
Rechi Precision Co. Ltd.	1,548,210	1,342
Taiwan Paiho Ltd.	1,270,300	1,340
Namchow Chemical Industrial Ltd.	1,031,000	1,328
Ability Enterprise Co. Ltd.	1,651,000	1,326
Visual Photonics Epitaxy Co. Ltd.	1,141,750	1,319
ALI Corp.	1,379,000	1,312
* Continental Holdings Corp.	3,540,000	1,310
KEE TAI Properties Co. Ltd.	1,818,740	1,302
Sincere Navigation Corp.	1,463,000	1,282
CSBC Corp. Taiwan	2,121,100	1,276
Test Research Inc.	947,503	1,268
GeoVision Inc.	227,990	1,251
* Chung Hung Steel Corp.	4,419,240	1,237
* Asia Optical Co. Inc.	1,122,000	1,231
Global Unichip Corp.	385,000	1,227
Elite Material Co. Ltd.	1,354,965	1,225
* Formosa Epitaxy Inc.	1,913,000	1,223
Pixart Imaging Inc.	630,711	1,219
* Li Peng Enterprise Co. Ltd.	3,206,494	1,217
Nien Hsing Textile Co. Ltd.	1,454,725	1,217
Elite Semiconductor Memory Technology Inc.	1,154,000	1,212
* Via Technologies Inc.	1,996,500	1,195
Greatek Electronics Inc.	1,415,000	1,191
Johnson Health Tech Co. Ltd.	346,540	1,190
* Newmax Technology Co. Ltd.	324,370	1,189

Yung Chi Paint & Varnish Manufacturing Co. Ltd.	444,000	1,187
* HannsTouch Solution Inc.	3,438,000	1,185
Elitegroup Computer Systems Co. Ltd.	3,077,000	1,184
Asia Polymer Corp.	1,511,300	1,173
Taiwan Acceptance Corp.	483,000	1,166
Cyberlink Corp.	351,489	1,148
Sanyo Electric Taiwan Co. Ltd.	995,000	1,147
Zinwell Corp.	1,311,000	1,137
Wah Lee Industrial Corp.	817,000	1,129
Great Taipei Gas Co. Ltd.	1,522,000	1,112
Topco Scientific Co. Ltd.	684,410	1,109
* Syncmold Enterprise Corp.	626,000	1,103
Taiwan Cogeneration Corp.	1,695,550	1,097
Everlight Chemical Industrial Corp.	1,620,538	1,094
China General Plastics Corp.	1,749,000	1,087
IEI Integration Corp.	895,700	1,065
Aten International Co. Ltd.	575,000	1,061
* Chunghwa Picture Tubes Ltd.	20,347,351	1,055
Hung Poo Real Estate Development Corp.	1,058,946	1,040
Quanta Storage Inc.	1,051,000	1,027
CHC Healthcare Group	373,000	1,024
* Taiwan Land Development Corp.	2,790,155	1,015
* Unitech Printed Circuit Board Corp.	2,700,248	1,011
* Unity Opto Technology Co. Ltd.	1,292,409	1,005
Long Chen Paper Co. Ltd.	2,646,000	988
Systex Corp.	820,000	985
Chung Hsin Electric & Machinery Manufacturing Corp.	1,737,000	984
Taiflex Scientific Co. Ltd.	669,852	962
National Petroleum Co. Ltd.	1,082,000	949
HUA ENG Wire & Cable	2,636,000	927
Silitech Technology Corp.	615,100	924
United Integrated Services Co. Ltd.	947,000	921
Unizyx Holding Corp.	1,982,000	905
Chia Hsin Cement Corp.	1,901,112	903
Holtek Semiconductor Inc.	711,000	886
Sonix Technology Co. Ltd.	673,000	886
First Hotel	1,334,452	881
Alpha Networks Inc.	1,466,000	862
Global Mixed Mode Technology Inc.	322,000	859
Kinik Co.	524,000	854
Getac Technology Corp.	1,684,000	843
China Electric Manufacturing Corp.	1,711,000	841
* Sunplus Technology Co. Ltd.	2,415,000	837
Lingsen Precision Industries Ltd.	1,592,000	835
* Silicon Integrated Systems Corp.	2,517,000	828
Altek Corp.	1,517,648	818
OptoTech Corp.	2,143,000	818
* E-Ton Solar Tech Co. Ltd.	2,027,096	805
* Walsin Technology Corp.	3,140,954	800
Lite-On Semiconductor Corp.	1,400,000	797
Young Fast Optoelectronics Co. Ltd.	547,143	792
Taiwan Semiconductor Co. Ltd.	1,035,000	787
AV Tech Corp.	264,000	784
Parade Technologies Ltd.	107,000	782
Soft-World International Corp.	438,620	771
* Chung Hwa Pulp Corp.	2,411,820	770
China Chemical & Pharmaceutical Co. Ltd.	1,052,000	749

Darfon Electronics Corp.	1,052,000	743
Microlife Corp.	272,400	741
* Concord Securities Corp.	2,900,219	739
Sampo Corp.	2,215,000	724
* Etron Technology Inc.	1,931,000	711
Forhouse Corp.	1,634,000	705
Taiwan Fire & Marine Insurance Co.	980,000	704
Gigastorage Corp.	1,152,096	703
Young Optics Inc.	306,000	701
Phihong Technology Co. Ltd.	1,095,000	699
YC INOX Co. Ltd.	1,298,000	697
* Pan Jit International Inc.	1,842,000	696
Tong-Tai Machine & Tool Co. Ltd.	892,306	693
EnTie Commercial Bank	1,329,000	692
Taiyen Biotech Co. Ltd.	755,000	691
Lotes Co. Ltd.	262,000	689
Shih Wei Navigation Co. Ltd.	996,457	686
Chun Yuan Steel	1,845,653	677
* Microelectronics Technology Inc.	1,003,000	669
* AGV Products Corp.	2,001,265	667
* Green Energy Technology Inc.	1,035,405	660
* Solartech Energy Corp.	1,096,450	649
* Champion Building Materials Co. Ltd.	1,918,000	643
Tsann Kuen Enterprise Co. Ltd.	449,000	643
Globe Union Industrial Corp.	882,000	637
Hsin Kuang Steel Co. Ltd.	1,073,000	636
Wafer Works Corp.	1,427,925	630
FSP Technology Inc.	716,478	622
* Genesis Photonics Inc.	1,030,161	620
* Bank of Kaohsiung	1,908,049	618
Asia Vital Components Co. Ltd.	1,221,148	614
* Jess-Link Products Co. Ltd.	727,458	614
Entire Technology Co. Ltd.	603,617	613
* ITE Technology Inc.	783,000	609
Infortrend Technology Inc.	1,224,000	604
* International Games System Co. Ltd.	249,000	588
WUS Printed Circuit Co. Ltd.	1,456,000	582
* Pihsiang Machinery Manufacturing Co. Ltd.	680,000	580
L&K Engineering Co. Ltd.	657,000	577
Taiwan Navigation Co. Ltd.	747,000	575
Jentech Precision Industrial Co. Ltd.	305,354	559
* Basso Industry Corp.	563,000	549
Ta Ya Electric Wire & Cable	2,185,950	511
* J Touch Corp.	613,000	511
Sitronix Technology Corp.	427,000	499
Advanced International Multitech Co. Ltd.	461,000	498
First Steamship Co. Ltd.	740,000	492
LES Enphants Co. Ltd.	812,461	490
Weltrend Semiconductor	863,000	486
Global Brands Manufacture Ltd.	1,408,462	484
Chinese Maritime Transport Ltd.	447,000	477
* Eastern Media International Corp.	2,917,000	472
TYC Brother Industrial Co. Ltd.	933,000	466
Chinese Gamer International Corp.	246,000	431
* Gold Circuit Electronics Ltd.	1,777,000	410
ENG Electric Co. Ltd.	519,135	399
Dynamic Electronics Co. Ltd.	1,093,000	357

Sunrex Technology Corp.	756,000	337
ACES Electronic Co. Ltd.	373,000	316
Taiwan Mask Corp.	963,000	314
* Mosel Vitelic Inc.	1,513,000	293
Sheng Yu Steel Co. Ltd.	458,000	290
* Tyntek Corp.	1,315,000	272
KYE Systems Corp.	654,000	227
Avermedia Technologies	485,000	207
* Tatung Co. Ltd. GDR	38,879	197
* Bright Led Electronics Corp.	352,000	160
O-TA Precision Industry Co. Ltd.	216,000	136
Harvatek Corp.	245,000	94
WAN HWA Enterprise Co.	169,040	81
* Tang Eng Iron Works Co. Ltd.	79,000	78
Formosan Union Chemical	136,689	67
* Giantplus Technology Co. Ltd.	134,000	49
Southeast Cement Co. Ltd.	51,000	26
		2,716,267
Thailand (0.6%)
* Advanced Info Service PCL (Local)	3,481,900	31,660
PTT Exploration & Production PCL (Foreign)	6,111,969	30,367
PTT PCL (Foreign)	2,366,115	25,017
CP ALL PCL (Foreign)	21,481,570	24,556
Advanced Info Service PCL (Foreign)	2,574,600	22,835
Siam Cement PCL (Foreign)	1,527,500	22,422
Siam Commercial Bank PCL (Foreign)	4,402,600	21,896
* PTT PCL	1,989,000	21,030
Shin Corp. PCL	7,362,200	20,461
* Kasikornbank PCL	3,382,600	19,716
* Siam Commercial Bank PCL (Local)	3,799,400	19,242
Bangkok Bank PCL (Foreign)	2,440,900	16,306
Kasikornbank PCL (Foreign)	2,581,100	15,424
Total Access Communication PCL	3,616,700	13,573
* Airports of Thailand PCL	2,170,100	12,327
* Siam Makro PCL	465,193	11,539
* Bank of Ayudhya PCL (Local)	9,300,900	11,073
Central Pattana PCL	6,887,786	9,473
PTT Global Chemical PCL	4,225,236	9,005
* PTT Global Chemical PCL	4,172,000	8,802
Krung Thai Bank PCL (Foreign)	14,913,137	8,389
* TMB Bank PCL	110,222,800	8,242
Big C Supercenter PCL	1,246,000	7,703
Charoen Pokphand Foods PCL (Foreign)	8,304,300	7,307
* True Corp. PCL	26,654,100	6,674
* Charoen Pokphand Foods PCL	7,409,900	6,635
Bangkok Dusit Medical Services PCL	1,468,000	6,555
Bank of Ayudhya PCL (Foreign)	5,379,779	6,407
* Minor International PCL	7,330,800	5,379
Glow Energy PCL (Foreign)	2,486,345	5,239
* Electricity Generating PCL	1,201,500	5,222
* BEC World PCL	2,630,400	5,169
* Land and Houses PCL	15,429,100	4,981
* PTT Exploration and Production PCL (Local)	990,600	4,938
Home Product Center PCL	12,683,900	4,777
* Bumrungrad Hospital PCL	1,821,000	4,721
* Siam City Cement PCL (Local)	342,817	4,681
* Thai Union Frozen Products PCL	2,600,700	4,675

BEC World PCL (Foreign)	2,370,905	4,621
Thai Oil PCL (Foreign)	2,328,100	4,500
* Robinson Department Store PCL	2,317,500	4,181
Jasmine International PCL	15,089,900	4,006
* Thai Oil PCL	1,823,500	3,551
* Delta Electronics Thailand PCL	2,465,800	3,536
CPN Retail Growth Leasehold Property Fund	6,202,700	3,465
* Thanachart Capital PCL	3,139,300	3,363
* Siam Global House PCL	4,724,750	3,051
Ratchaburi Electricity Generating Holding PCL	1,795,400	2,924
BTS Group Holdings PCL	11,555,648	2,916
IRPC PCL (Foreign)	28,064,000	2,905
* Berli Jucker PCL	2,026,100	2,796
* Central Plaza Hotel PCL	2,666,900	2,575
* Tisco Financial Group PCL	2,120,920	2,573
* Thai Airways International PCL	3,415,800	2,482
Kiatnakin Bank PCL	1,775,743	2,440
* Hemaraj Land and Development PCL	23,211,700	2,435
Indorama Ventures PCL	4,205,648	2,390
* IRPC PCL	23,028,200	2,339
* Bangkokland PCL	49,953,900	2,328
* Banpu PCL (Local)	310,050	2,288
* Sino Thai Engineering & Construction PCL	3,662,142	2,260
Banpu PCL	253,740	2,254
* Thaicom PCL	2,225,900	2,189
* Bangkok Expressway PCL	1,876,200	2,189
Bangkok Life Assurance PCL	1,137,800	2,145
* LPN Development PCL	2,900,100	1,974
* Bangchak Petroleum PCL	1,747,900	1,929
* Indorama Ventures PCL	3,207,900	1,823
Pruksa Real Estate PCL	2,710,500	1,654
VGI Global Media PCL	427,600	1,590
* Krung Thai Bank PCL	2,767,300	1,566
* Supalai PCL	2,998,100	1,482
* Amata Corp. PCL	2,640,300	1,426
Hana Microelectronics PCL (Foreign)	2,059,900	1,406
* Dynasty Ceramic PCL	739,400	1,395
* Major Cineplex Group PCL	2,057,000	1,386
* Esso Thailand PCL	6,169,700	1,370
* Thai Reinsurance PCL	8,500,100	1,295
* Khon Kaen Sugar Industry PCL	3,132,100	1,282
WHA Corp. PCL	797,500	1,280
* Thai Tap Water Supply PCL	3,705,700	1,279
* Thai Vegetable Oil PCL	2,020,700	1,207
BTS Group Holdings PCL	4,698,400	1,193
* Sri Trang Agro-Industry PCL	2,956,600	1,152
* CP ALL PCL (Local)	992,300	1,111
Thai Tap Water Supply PCL	3,214,600	1,089
Quality Houses PCL	12,774,016	1,089
* Precious Shipping PCL	1,984,900	1,048
* Thai Stanley Electric PCL	131,500	1,043
Univentures PCL	4,060,200	1,020
Thoresen Thai Agencies PCL	1,915,200	1,006
* Italian-Thai Development PCL	6,406,200	962
Siam Global House PCL	1,746,920	938
* Sansiri PCL (Local)	10,790,000	922
* Samart Corp. PCL	1,490,600	901

* CalComp Electronics Thailand PCL	9,670,800	872
* Sahaviriya Steel Industries PCL	65,923,400	802
* TPI Polene PCL	2,212,600	784
Bangkok Chain Hospital PCL	3,467,450	766
Bangkok Life Assurance PCL	402,900	760
Jasmine International PCL	2,659,400	706
* G J Steel PCL (Local)	265,466,800	680
Asian Property Development PCL (Foreign)	3,223,440	603
Sansiri PCL (Foreign)	7,035,464	601
* Bangkok Dusit Medical Services PCL	123,900	580
* Hana Microelectronics PCL	830,800	539
Bangkok Chain Hospital PCL	2,414,375	533
* Quality Houses PCL	6,002,500	521
* Maybank Kim Eng Securities Thailand PCL	444,700	340
Samart Corp. PCL	810,500	289
* Pruksa Real Estate PCL	482,500	289
* Tata Steel Thailand PCL	9,065,000	214
* Saha-Union PCL	145,900	190
* Thoresen Thai Agencies PCL	331,100	162
AP Thailand PCL	715,600	134
Vibhavadi Medical Center PCL	291,440	97
* Regional Container Lines PCL	410,300	77
* Thoresen Thai Agencies PCL Warrants Exp. 09/12/2015	273,600	38
* Bangkok Bank PCL (Local)	5,400	35
* G Steel PCL	70	—
		602,550
Turkey (0.4%)
Turkiye Garanti Bankasi AS	10,642,673	41,534
Akbank TAS	8,777,059	33,604
BIM Birlesik Magazalar AS	1,140,831	26,246
Turkiye Halk Bankasi AS	3,133,140	23,536
* Turkcell Iletisim Hizmetleri AS	4,000,417	23,201
Haci Omer Sabanci Holding AS (Bearer)	4,079,821	20,396
Turkiye Is Bankasi	7,675,087	20,329
Turk Hava Yollari	3,364,452	14,128
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,011,679	13,923
KOC Holding AS	3,096,012	13,652
Tupras Turkiye Petrol Rafinerileri AS	613,396	13,132
Turkiye Vakiflar Bankasi Tao	5,215,387	11,352
Enka Insaat ve Sanayi AS	3,634,949	10,021
Coca-Cola Icecek AS	330,696	9,293
Yapi ve Kredi Bankasi AS	4,232,924	9,210
Turk Telekomunikasyon AS	2,570,523	9,207
Arcelik AS	1,164,288	7,759
TAV Havalimanlari Holding AS	802,894	5,018
Eregli Demir ve Celik Fabrikalari TAS	5,034,815	4,994
Ford Otomotiv Sanayi AS	345,265	4,954
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,068,697	4,252
Tofas Turk Otomobil Fabrikasi AS	603,827	3,990
* Asya Katilim Bankasi AS	3,383,428	3,399
Turkiye Sise ve Cam Fabrikalari AS	2,296,583	3,297
* Gubre Fabrikalari TAS	416,679	3,271
Turkiye Sinai Kalkinma Bankasi AS	3,145,119	3,041
Ulker Biskuvi Sanayi AS	409,773	2,768
* Petkim Petrokimya Holding AS	1,925,414	2,684
Yazicilar Holding AS Class A	230,486	2,653
Koza Altin Isletmeleri AS	186,683	2,574

Aselsan Elektronik Sanayi Ve Ticaret AS	495,811	2,251
Dogus Otomotiv Servis ve Ticaret AS	373,143	2,120
Turk Traktor ve Ziraat Makineleri AS	67,410	2,101
Aygaz AS	417,508	1,904
* Yapi Kredi Sigorta AS	182,963	1,744
* Migros Ticaret AS	164,581	1,736
* Dogan Sirketler Grubu Holding AS	3,551,534	1,736
* Sekerbank TAS	1,688,423	1,670
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,527,675	1,522
* Ipek Dogal Enerji Kaynaklari Ve Uretim AS	743,377	1,478
* Koza Anadolu Metal Madencilik Isletmeleri AS	905,054	1,464
Tekfen Holding AS	462,216	1,459
Aksa Akrilik Kimya Sanayii	378,122	1,439
Trakya Cam Sanayi AS	1,073,228	1,386
* Albaraka Turk Katilim Bankasi AS	1,464,185	1,383
Cimsa Cimento Sanayi VE Tica	238,004	1,376
* Ihlas Holding AS	3,143,110	1,340
Aksigorta AS	1,048,737	1,327
Bizim Toptan Satis Magazalari AS	82,758	1,234
Torunlar Gayrimenkul Yatirim Ortakligi AS	642,034	1,133
Is Gayrimenkul Yatirim Ortakligi AS	1,456,463	1,047
Akfen Holding AS	422,172	932
Alarko Holding AS	305,020	895
* Dogan Yayin Holding AS	2,401,706	866
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	754,417	844
Anadolu Cam Sanayii AS	545,426	738
* Akenerji Elektrik Uretim AS	979,516	667
Konya Cimento Sanayii AS	5,062	654
* Vestel Elektronik Sanayi ve Ticaret AS	497,282	537
* Zorlu Enerji Elektrik Uretim AS	734,556	499
Turcas Petrol AS	307,232	474
Akmerkez Gayrimenkul Yatirim Ortakligi AS	50,373	415
* Hurriyet Gazetecilik AS	605,721	234
* Baticim Bati Anadolu Cimento Sanayii AS	1,742	6
		388,029
United Arab Emirates (0.1%)
Emaar Properties PJSC	15,270,808	24,841
First Gulf Bank PJSC	3,839,172	17,260
DP World Ltd.	838,987	13,324
Aldar Properties PJSC	15,370,018	11,273
* Dubai Financial Market	8,319,342	4,481
Air Arabia PJSC	11,562,312	4,380
* Arabtec Holding Co.	5,472,339	3,362
Dubai Islamic Bank PJSC	2,814,000	2,743
* Dana Gas PJSC	15,971,829	2,740
Dubai Investments PJSC	3,526,638	1,815
* Drake & Scull International	5,533,674	1,761
RAK Properties PJSC	5,488,704	885
Aramex PJSC	710,646	493
* Islamic Arab Insurance Co.	1,588,866	297
		89,655
United Kingdom (15.4%)
HSBC Holdings plc	95,116,619	1,079,909
Vodafone Group plc	248,740,882	745,003
BP plc	97,219,913	671,680
GlaxoSmithKline plc	25,155,620	643,576

Royal Dutch Shell plc Class A	16,181,982	552,152
British American Tobacco plc	9,798,364	522,715
Royal Dutch Shell plc Class B	13,101,110	463,394
Diageo plc	12,863,309	403,124
AstraZeneca plc	6,370,865	323,169
BG Group plc	17,381,120	313,421
BHP Billiton plc	10,786,542	308,761
Barclays plc	65,680,568	286,959
Rio Tinto plc	6,371,776	286,733
Unilever plc	6,161,459	250,209
SABMiller plc	4,828,049	236,652
Reckitt Benckiser Group plc	3,294,684	234,552
Standard Chartered plc	10,096,843	234,185
Prudential plc	13,031,647	231,441
Tesco plc	41,032,824	229,372
* Lloyds Banking Group plc	214,292,349	223,115
National Grid plc	18,579,390	222,050
BT Group plc	40,212,524	208,068
Glencore Xstrata plc	44,411,856	187,559
Rolls-Royce Holdings plc	9,559,224	170,433
Imperial Tobacco Group plc	4,975,707	167,010
Centrica plc	26,312,409	156,433
Anglo American plc London Shares	6,674,132	143,165
Compass Group plc	9,287,201	126,974
SSE plc	4,894,471	117,172
WPP plc	6,363,231	114,883
BAE Systems plc	16,568,004	112,361
Royal Dutch Shell plc Class A (Amsterdam Shares)	3,214,620	109,729
Shire plc	2,856,610	104,214
Experian plc	5,158,146	96,721
ARM Holdings plc	7,133,099	95,714
Legal & General Group plc	29,935,195	87,846
Pearson plc	4,153,180	85,268
Aviva plc	15,040,887	84,867
Reed Elsevier plc	6,054,881	78,374
CRH plc	3,693,628	77,622
Old Mutual plc	24,909,571	73,566
Kingfisher plc	12,082,179	73,098
Tullow Oil plc	4,618,689	73,062
Standard Life plc	12,004,639	69,324
Wolseley plc	1,392,527	66,668
British Sky Broadcasting Group plc	4,961,733	62,507
Next plc	789,845	59,950
Marks & Spencer Group plc	8,196,044	59,933
Land Securities Group plc	3,971,442	57,410
Smith & Nephew plc	4,574,378	54,503
Capita plc	3,320,146	52,744
Associated British Foods plc	1,778,420	52,611
Burberry Group plc	2,236,799	52,142
* Royal Bank of Scotland Group	10,546,617	50,930
WM Morrison Supermarkets plc	11,063,145	48,695
ITV plc	18,674,969	48,031
British Land Co. plc	5,037,763	45,801
Johnson Matthey plc	1,043,000	45,005
Whitbread plc	905,252	44,522
GKN plc	8,290,387	44,091
J Sainsbury plc	7,135,002	42,757

Smiths Group plc	1,995,610	41,974
InterContinental Hotels Group plc	1,362,660	39,542
United Utilities Group plc	3,484,113	38,214
Intertek Group plc	817,853	37,653
Bunzl plc	1,696,432	36,415
Carnival plc	933,006	35,915
Aggreko plc	1,309,606	35,503
RSA Insurance Group plc	18,608,649	35,447
Weir Group plc	1,080,371	35,346
Randgold Resources Ltd.	467,166	34,419
Resolution Ltd.	6,973,350	34,317
IMI plc	1,627,168	33,987
Meggitt plc	3,996,681	33,327
Severn Trent plc	1,217,020	32,779
Babcock International Group plc	1,828,667	32,726
William Hill plc	4,408,470	32,620
Travis Perkins plc	1,242,285	32,145
Tate & Lyle plc	2,369,965	30,275
Sage Group plc	5,652,019	30,128
Rexam plc	4,014,439	30,029
Persimmon plc	1,545,536	29,046
Hammerson plc	3,598,589	29,016
3i Group plc	4,911,483	28,596
Aberdeen Asset Management plc	4,773,914	27,942
Mondi plc	1,867,939	27,833
Melrose Industries plc	6,431,862	27,627
Ashtead Group plc	2,555,859	27,420
Taylor Wimpey plc	16,432,048	26,639
Petrofac Ltd.	1,320,984	26,356
easyJet plc	1,226,020	26,350
Croda International plc	687,796	26,269
Antofagasta plc	1,932,820	25,928
John Wood Group plc	1,838,115	25,238
Invensys plc	3,319,191	25,146
AMEC plc	1,516,324	24,842
G4S plc	7,165,810	24,659
* Barratt Developments plc	4,965,504	24,615
Informa plc	3,062,695	24,465
Serco Group plc	2,531,453	24,207
Cobham plc	5,506,472	24,124
Inmarsat plc	2,191,243	22,801
London Stock Exchange Group plc	903,116	21,551
Admiral Group plc	1,003,712	21,431
Schroders plc (Voting Shares)	574,664	21,401
Berkeley Group Holdings plc	621,026	21,332
* International Consolidated Airlines Group SA (London Shares)	4,662,748	20,619
Inchcape plc	2,370,675	20,568
Drax Group plc	2,039,231	19,922
Pennon Group plc	1,844,359	19,506
Spectris plc	598,995	19,182
St. James's Place plc	2,028,497	19,045
DS Smith plc	4,715,524	18,569
Rightmove plc	494,092	18,274
Capital & Counties Properties plc	3,321,757	18,271
Provident Financial plc	703,050	18,051
Investec plc	2,666,389	17,840
Segro plc	3,772,437	17,818

	Hiscox Ltd.	1,793,156	17,758
	Rotork plc	438,227	17,683
	Intu Properties plc	3,412,481	17,468
	Daily Mail & General Trust plc	1,416,361	17,405
	Hargreaves Lansdown plc	1,156,017	17,243
	Derwent London plc	464,515	17,035
*	Thomas Cook Group plc	7,285,267	16,975
	ICAP plc	2,715,696	16,791
	Spirax-Sarco Engineering plc	381,445	16,617
	IG Group Holdings plc	1,844,585	16,180
	Halma plc	1,911,493	16,170
	Booker Group plc	7,996,594	16,070
	Amlin plc	2,542,868	15,571
	Ladbrokes plc	4,667,877	15,123
	Intermediate Capital Group plc	2,038,716	15,053
	Premier Oil plc	2,708,907	14,895
	Greene King plc	1,110,493	14,776
	TUI Travel plc	2,541,869	14,763
*	Ophir Energy plc	2,572,491	14,742
	Great Portland Estates plc	1,746,438	14,729
	Essentra plc	1,191,046	14,052
	Howden Joinery Group plc	3,140,014	13,816
	Telecity Group plc	1,019,445	13,774
	Fresnillo plc	875,955	13,756
	Rentokil Initial plc	9,228,614	13,723
	Direct Line Insurance Group plc	3,960,797	13,674
	UBM plc	1,243,342	13,469
	Balfour Beatty plc	3,520,980	13,205
	Catlin Group Ltd.	1,703,140	13,096
	Henderson Group plc	5,234,876	13,040
	Bellway plc	617,817	12,965
*	Dixons Retail plc	18,544,985	12,793
*	Cairn Energy plc	3,044,128	12,458
	International Personal Finance plc	1,265,084	12,213
	Shaftesbury plc	1,262,920	12,143
	Close Brothers Group plc	753,172	11,926
	Aveva Group plc	320,537	11,725
	Hikma Pharmaceuticals plc	679,475	11,481
*	Afren plc	5,475,432	11,336
	Ashmore Group plc	1,979,935	11,164
	BBA Aviation plc	2,415,260	11,026
	Hays plc	7,021,085	11,023
	Stagecoach Group plc	2,163,715	11,004
	Berendsen plc	868,075	10,794
*	Sports Direct International plc	1,063,884	10,661
^,* Lonmin plc		2,240,733	10,638
*	BTG plc	1,830,604	10,557
	Debenhams plc	6,382,385	10,527
	Lancashire Holdings Ltd.	841,312	10,316
	Polyus Gold International Ltd.	3,370,296	10,223
	Man Group plc	8,394,664	10,213
*	Ocado Group plc	2,143,437	10,029
*	Genel Energy plc	679,654	9,921
	Michael Page International plc	1,455,031	9,903
	Carillion plc	2,181,402	9,895
	Polymetal International plc	1,003,557	9,892
	Britvic plc	1,196,226	9,892

Phoenix Group Holdings	868,096	9,697
Ultra Electronics Holdings plc	349,724	9,658
Home Retail Group plc	4,149,286	9,505
TalkTalk Telecom Group plc	2,523,323	9,490
QinetiQ Group plc	3,321,346	9,354
Victrex plc	406,217	9,322
Vedanta Resources plc	521,063	9,225
Firstgroup plc	6,047,503	9,211
PZ Cussons plc	1,522,497	9,128
Bodycote plc	965,902	9,093
Micro Focus International plc	748,115	9,044
Vesuvius plc	1,393,725	9,020
WS Atkins plc	510,388	9,000
AZ Electronic Materials SA	1,934,258	8,996
Regus plc	3,187,064	8,960
Beazley plc	2,610,648	8,767
Hunting plc	692,289	8,708
Elementis plc	2,284,916	8,707
Jardine Lloyd Thompson Group plc	637,377	8,667
Jupiter Fund Management plc	1,737,438	8,576
Senior plc	2,087,777	8,446
Playtech plc	785,488	8,313
National Express Group plc	2,136,652	8,249
Bovis Homes Group plc	676,155	8,227
Electrocomponents plc	2,192,726	8,212
Restaurant Group plc	1,012,405	8,128
SIG plc	2,854,864	7,891
Cable & Wireless Communications plc	12,772,999	7,862
Mitie Group plc	1,869,674	7,704
De La Rue plc	505,272	7,594
* SVG Capital plc	1,274,840	7,589
Alent plc	1,356,326	7,571
Pace plc	1,586,815	7,528
Bwin.Party Digital Entertainment plc	3,548,641	7,527
* Mitchells & Butlers plc	1,185,207	7,516
Paragon Group of Cos. plc	1,512,762	7,403
WH Smith plc	622,371	7,365
CSR plc	845,453	7,314
Schroders plc	244,861	7,140
Dunelm Group plc	462,037	6,924
* EnQuest plc	3,635,260	6,847
Marston's plc	2,880,197	6,808
Millennium & Copthorne Hotels plc	796,322	6,706
Morgan Advanced Materials plc	1,427,919	6,638
Spirent Communications plc	3,273,458	6,579
Betfair Group plc	468,808	6,553
United Drug plc	1,212,056	6,483
Dignity plc	286,339	6,436
Premier Farnell plc	1,858,929	6,409
Genus plc	305,198	6,388
^ APR Energy plc	399,772	6,372
Savills plc	645,347	6,195
* Soco International plc	1,107,304	6,193
Galliford Try plc	406,404	6,160
Keller Group plc	362,721	6,127
N Brown Group plc	775,895	6,108
Kier Group plc	266,413	6,017

Unite Group plc	992,043	5,906
Oxford Instruments plc	270,818	5,898
Rathbone Brothers plc	231,637	5,890
Domino's Pizza Group plc	669,774	5,815
RPC Group plc	828,685	5,797
Fidessa Group plc	189,528	5,773
Homeserve plc	1,390,428	5,595
Grainger plc	2,113,098	5,595
Halfords Group plc	990,992	5,540
JD Wetherspoon plc	500,853	5,429
Domino Printing Sciences plc	561,988	5,420
Telecom Plus plc	267,644	5,372
Tullett Prebon plc	1,054,336	5,336
Carphone Warehouse Group plc	1,433,420	5,307
Dairy Crest Group plc	677,287	5,258
ITE Group plc	1,216,570	5,255
* Enterprise Inns plc	2,606,184	5,119
Go-Ahead Group plc	212,215	5,109
Londonmetric Property plc	2,933,351	5,068
Interserve plc	650,640	5,052
Fenner plc	964,753	5,048
* Kenmare Resources plc	12,541,869	5,036
Diploma plc	572,328	5,020
* Redrow plc	1,326,053	4,960
Moneysupermarket.com Group plc	1,788,567	4,907
Brewin Dolphin Holdings plc	1,232,665	4,768
Synergy Health plc	276,453	4,672
Chemring Group plc	995,719	4,659
Hansteen Holdings plc	3,183,739	4,546
Dechra Pharmaceuticals plc	432,280	4,498
Greencore Group plc	2,010,740	4,493
Big Yellow Group plc	649,479	4,310
Renishaw plc	180,063	4,298
ST Modwen Properties plc	894,786	4,295
Cineworld Group plc	745,544	4,254
Eurasian Natural Resources Corp. plc	1,280,242	4,246
F&C Commercial Property Trust Ltd.	2,466,327	4,220
Cranswick plc	239,306	4,195
^ Kazakhmys plc	1,049,333	4,168
Synthomer plc	1,377,767	4,127
Spirit Pub Co. plc	3,384,633	4,006
Workspace Group plc	578,958	3,976
Devro plc	822,748	3,915
Laird plc	1,331,864	3,910
RPS Group plc	1,087,894	3,746
* Imagination Technologies Group plc	1,038,484	3,709
Evraz plc	2,509,461	3,580
* Petra Diamonds Ltd.	1,912,671	3,486
* Perform Group plc	454,977	3,452
Euromoney Institutional Investor plc	212,810	3,447
Greggs plc	520,331	3,427
F&C Asset Management plc	2,173,944	3,311
* Essar Energy plc	1,634,413	3,304
Kcom Group plc	2,558,121	3,231
Darty plc	2,586,899	3,044
Ferrexpo plc	1,159,067	2,985
Computacenter plc	401,136	2,965

*	Centamin plc			5,201,108	2,964
	Sthree plc			563,556	2,956
*	Colt Group SA			1,718,992	2,708
*	SuperGroup plc			161,971	2,655
	Shanks Group plc			1,973,990	2,640
	Smiths News plc			944,389	2,452
	UK Commercial Property Trust Ltd.			2,050,334	2,373
*	Mothercare plc			373,764	2,366
	Xchanging plc			1,154,839	2,363
	Cape plc			611,456	2,363
*	Salamander Energy plc			1,301,916	2,358
	Helical Bar plc			513,575	2,334
	Speedy Hire plc			2,555,637	2,294
*	Heritage Oil plc			908,563	2,288
	Chesnara plc			551,522	2,167
^	Stobart Group Ltd.			1,459,477	2,166
^	Hochschild Mining plc			807,413	2,154
	SDL plc			406,891	2,053
*	Lamprell plc			849,924	1,874
	Development Securities plc			609,038	1,854
	Morgan Sindall Group plc			177,995	1,820
	888 Holdings plc			663,222	1,720
*	Bumi plc			486,056	1,633
^,* Aquarius Platinum Ltd.				2,122,769	1,459
	Anglo Pacific Group plc			500,025	1,415
	Daejan Holdings plc			22,755	1,390
	Mucklow A & J Group plc			212,684	1,299
	Picton Property Income Ltd.			1,714,170	1,283
*	Premier Foods plc			943,961	1,252
	Schroder REIT Ltd.			1,762,857	1,197
	Petropavlovsk plc			886,577	1,196
	WPP plc ADR			12,807	1,154
*	Gem Diamonds Ltd.			523,353	1,119
	African Barrick Gold plc			574,458	989
^,* Talvivaara Mining Co. plc				5,591,303	891
*	JKX Oil & Gas plc			401,296	389
^	New World Resources plc			437,842	366
					15,047,917
Total Common Stocks (Cost $90,941,578)					96,940,957
		Coupon
Temporary Cash Investments (2.7%)[1]
Money Market Fund (2.6%)
[4,5] Vanguard Market Liquidity Fund		0.124%		2,562,566,238	2,562,567

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[6,7] Fannie Mae Discount Notes		0.110%	8/21/13	1,150	1,150
[6,7,8]Fannie Mae Discount Notes		0.100%	11/13/13	6,000	5,997
[7,8,9]Federal Home Loan Bank Discount Notes		0.085%	10/23/13	7,000	6,998
[8,9]	Federal Home Loan Bank Discount Notes	0.120%	12/20/13	3,800	3,797
[7,8,9]Federal Home Loan Bank Discount Notes		0.140%	12/26/13	10,000	9,993
[6,7] Freddie Mac Discount Notes		0.130%	9/16/13	19,200	19,197
[6,7] Freddie Mac Discount Notes		0.090%	9/23/13	1,000	1,000
[6,8] Freddie Mac Discount Notes		0.093%	9/30/13	2,000	2,000

[6,7,8]Freddie Mac Discount Notes	0.105%	12/9/13	5,000	4,997
[6,8] Freddie Mac Discount Notes	0.125%	12/30/13	2,000	1,998
				57,127
Total Temporary Cash Investments (Cost $2,619,699)				2,619,694
Total Investments (102.0%) (Cost $93,561,277)				99,560,651
Other Assets and Liabilities-Net (-2.0%)[5]				(1,990,446)
Net Assets (100%)				97,570,205

Securities with a market value of less than $500 are displayed with a dash.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,057,768,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 2.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate value of these securities was $88,816,000, representing 0.1% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $2,149,967,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $29,493,000 have been segregated as initial margin for open futures contracts.
8 Securities with a value of $10,853,000 have been segregated as collateral for open forward currency contracts.
9 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the

Total International Stock Index Fund

securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America and South
America	11,100,012	20,035	311
Common Stocks—Other	435,256	85,372,950	12,393
Temporary Cash Investments	2,562,567	57,127	—
Futures Contracts—Liabilities[1]	(1,665)	—	—
Forward Currency Contracts—Liabilities	—	(9,922)	—
Total	14,096,170	85,440,190,	12,704
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by, entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting

Total International Stock Index Fund

arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
FTSE 100 Index	September 2013	1,674	166,575	5,856
Dow Jones EURO STOXX 50 Index	September 2013	4,221	154,472	3,444
Topix Index	September 2013	960	109,855	1,446
S&P ASX 200 Index	September 2013	551	61,936	2,403

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50
Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

Total International Stock Index Fund

At July 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Brown Brothers Harriman & Co.	9/25/13	GBP	106,006	USD	165,916	(4,714)
Brown Brothers Harriman & Co.	9/25/13	EUR	113,722	USD	152,506	(1,185)
Brown Brothers Harriman & Co.	9/18/13	JPY	10,228,800	USD	105,066	(568)
Brown Brothers Harriman & Co.	9/24/13	AUD	66,332	USD	62,853	(3,455)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2013, the cost of investment securities for tax purposes was $93,767,899,000. Net unrealized appreciation of investment securities for tax purposes was $5,792,752,000, consisting of unrealized gains of $15,324,450,000 on securities that had risen in value since their purchase and $9,531,698,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (56.4%)
Vanguard Total Stock Market Index Fund Investor Shares	121,186,361	5,150,420

International Stock Fund (23.8%)
Vanguard Total International Stock Index Fund Investor Shares	141,959,926	2,179,085

U.S. Bond Fund (15.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	136,512,042	1,445,663

International Bond Fund (4.0%)
Vanguard Total International Bond Index Fund Investor Shares	36,781,750	364,139
Total Investment Companies (Cost $6,613,213)		9,139,307
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.124% (Cost $3,141)	3,140,748	3,141
Total Investments (100.0%) (Cost $6,616,354)		9,142,448
Other Assets and Liabilities-Net (0.0%)		(3,113)
Net Assets (100%)		9,139,335
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2013, the cost of investment securities for tax purposes was $6,616,354,000. Net unrealized appreciation of investment securities for tax purposes was $2,526,094,000, consisting of unrealized gains of $2,536,548,000 on securities that had risen in value since their purchase and $10,454,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Income Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (13.9%)
Vanguard Total Stock Market Index Fund Investor Shares	9,101,094	386,796

International Stock Fund (5.8%)
Vanguard Total International Stock Index Fund Investor Shares	10,538,277	161,763

U.S. Bond Fund (64.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	168,868,951	1,788,322

International Bond Fund (16.1%)
Vanguard Total International Bond Index Fund Investor Shares	45,076,783	446,260
Total Investment Companies (100.2%) (Cost $2,642,935)		2,783,141
Other Assets and Liabilities-Net (-0.2%)		(4,245)
Net Assets (100%)		2,778,896
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2013, the cost of investment securities for tax purposes was $2,642,935,000. Net unrealized appreciation of investment securities for tax purposes was $140,206,000, consisting of unrealized gains of $153,830,000 on securities that had risen in value since their purchase and $13,624,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (28.1%)
Vanguard Total Stock Market Index Fund Investor Shares	54,285,412	2,307,130

International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	63,963,391	981,838

U.S. Bond Fund (47.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	370,420,819	3,922,757

International Bond Fund (12.0%)
Vanguard Total International Bond Index Fund Investor Shares	99,070,846	980,801
Total Investment Companies (Cost $7,105,701)		8,192,526
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.124% (Cost $2,542)	2,542,037	2,542
Total Investments (100.0%) (Cost $7,108,243)		8,195,068
Other Assets and Liabilities-Net (0.0%)		(2,199)
Net Assets (100%)		8,192,869
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2013, the cost of investment securities for tax purposes was $7,108,243,000. Net unrealized appreciation of investment securities for tax purposes was $1,086,825,000, consisting of unrealized gains of $1,115,830,000 on securities that had risen in value since their purchase and $29,005,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (42.3%)
Vanguard Total Stock Market Index Fund Investor Shares	100,318,457	4,263,534

International Stock Fund (17.8%)
Vanguard Total International Stock Index Fund Investor Shares	117,048,194	1,796,690

U.S. Bond Fund (31.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	302,874,726	3,207,443

International Bond Fund (8.0%)
Vanguard Total International Bond Index Fund Investor Shares	80,980,204	801,704
Total Investment Companies (Cost $7,771,096)		10,069,371
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.124% (Cost $895)	894,635	895
Total Investments (100.0%) (Cost $7,771,991)		10,070,266
Other Assets and Liabilities-Net (0.0%)		(2,841)
Net Assets (100%)		10,067,425
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2013, the cost of investment securities for tax purposes was $7,771,991,000. Net unrealized appreciation of investment securities for tax purposes was $2,298,275,000, consisting of unrealized gains of $2,321,486,000 on securities that had risen in value since their purchase and $23,211,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Australia (7.6%)
Commonwealth Bank of Australia	1,868,307	124,533
BHP Billiton Ltd.	3,725,953	116,491
Westpac Banking Corp.	3,575,970	99,200
Australia & New Zealand Banking Group Ltd.	3,153,318	84,250
National Australia Bank Ltd.	2,667,140	74,840
Woolworths Ltd.	1,424,430	42,657
Wesfarmers Ltd.	1,161,972	42,351
CSL Ltd.	594,672	35,290
Rio Tinto Ltd.	505,906	26,164
Westfield Group	2,406,024	24,267
Woodside Petroleum Ltd.	717,404	24,225
Telstra Corp. Ltd.	5,090,760	22,810
QBE Insurance Group Ltd.	1,389,376	20,520
Suncorp Group Ltd.	1,493,673	17,183
Macquarie Group Ltd.	393,666	15,516
Brambles Ltd.	1,803,264	14,703
AMP Ltd.	3,401,994	13,814
Santos Ltd.	1,108,599	13,603
Origin Energy Ltd.	1,260,854	13,531
Amcor Ltd.	1,400,858	13,313
Insurance Australia Group Ltd.	2,404,727	12,554
Transurban Group	1,692,942	10,311
Newcrest Mining Ltd.	885,810	9,757
Oil Search Ltd.	1,323,649	9,630
Aurizon Holdings Ltd.	2,285,458	9,322
Westfield Retail Trust	3,301,091	8,922
Stockland	2,681,647	8,626
Goodman Group	1,992,901	8,449
AGL Energy Ltd.	640,272	8,370
Coca-Cola Amatil Ltd.	621,933	7,178
ASX Ltd.	222,743	6,968
Orica Ltd.	422,491	6,864
Wesfarmers Ltd. Price Protected Shares	176,652	6,536
Mirvac Group	4,258,984	6,275
Fortescue Metals Group Ltd.	1,872,033	6,146
GPT Group	1,829,037	6,014
Sonic Healthcare Ltd.	442,471	5,694
Crown Ltd.	471,999	5,427
Asciano Ltd.	1,129,250	5,152
APA Group	936,432	5,051
Computershare Ltd.	572,348	5,032
Ramsay Health Care Ltd.	149,896	4,959
WorleyParsons Ltd.	249,652	4,939
Lend Lease Group	623,046	4,908
Dexus Property Group	5,158,963	4,863
Iluka Resources Ltd.	485,984	4,806
Tatts Group Ltd.	1,607,769	4,609
Bendigo and Adelaide Bank Ltd.	467,386	4,484
Incitec Pivot Ltd.	1,885,966	4,457

	CFS Retail Property Trust Group	2,295,638	4,229
	James Hardie Industries plc	509,053	4,228
	Toll Holdings Ltd.	786,792	3,766
	Cochlear Ltd.	66,416	3,644
	Boral Ltd.	895,801	3,412
	ALS Ltd.	428,210	3,264
	Treasury Wine Estates Ltd.	751,334	3,219
	Metcash Ltd.	1,015,710	3,148
*	BlueScope Steel Ltd.	644,888	3,111
	Federation Centres Ltd.	1,466,129	3,085
	Bank of Queensland Ltd.	356,931	3,052
	Leighton Holdings Ltd.	194,604	2,887
	Commonwealth Property Office Fund	2,714,091	2,818
	Sydney Airport	861,399	2,780
	Flight Centre Ltd.	64,860	2,645
	Caltex Australia Ltd.	156,270	2,627
	Ansell Ltd.	151,364	2,522
	Tabcorp Holdings Ltd.	846,529	2,487
*	Alumina Ltd.	2,824,741	2,459
	Challenger Ltd.	634,476	2,434
	Echo Entertainment Group Ltd.	953,198	2,247
	Aristocrat Leisure Ltd.	542,879	2,118
	SP AusNet	1,946,599	2,064
	IOOF Holdings Ltd.	264,784	1,970
	DuluxGroup Ltd.	428,621	1,718
	Downer EDI Ltd.	500,928	1,696
	Adelaide Brighton Ltd.	556,431	1,640
	Perpetual Ltd.	44,200	1,591
	Sims Metal Management Ltd.	196,149	1,579
*	Qantas Airways Ltd.	1,302,193	1,474
	Platinum Asset Management Ltd.	258,456	1,469
	Seven West Media Ltd.	742,235	1,426
	Arrium Ltd.	1,555,851	1,390
*	Goodman Fielder Ltd.	2,014,594	1,384
^	Harvey Norman Holdings Ltd.	578,972	1,383
	OZ Minerals Ltd.	345,839	1,266
	Whitehaven Coal Ltd.	667,293	1,179
	CSR Ltd.	587,852	1,157
	Envestra Ltd.	1,102,961	1,101
	Shopping Centres Australasia Property Group	737,272	1,070
	New Hope Corp. Ltd.	291,746	986
^	Fairfax Media Ltd.	2,184,562	942
	Macquarie Atlas Roads Group	440,557	890
	Australand Property Group	280,964	871
*,^ Paladin Energy Ltd.		943,694	848
*,^ Lynas Corp. Ltd.		2,264,962	824
	Nufarm Ltd.	198,047	800
	GWA Group Ltd.	348,849	771
	Atlas Iron Ltd.	1,031,314	755
*	Ten Network Holdings Ltd.	2,046,269	506
*	Aquila Resources Ltd.	201,149	377
*	Energy Resources of Australia Ltd.	175,267	231
			1,137,104
Austria (0.3%)
^	Erste Group Bank AG	330,676	10,026
	OMV AG	167,157	7,395
	Voestalpine AG	130,105	4,991

	IMMOFINANZ AG	1,122,055	4,596
	Andritz AG	84,548	4,569
	Vienna Insurance Group AG Wiener Versicherung Gruppe	44,643	2,305
	Telekom Austria AG	253,718	1,763
^	Raiffeisen Bank International AG	50,523	1,533
^	Verbund AG	75,584	1,489
	Strabag SE	20,062	450
			39,117
Belgium (1.0%)
	Anheuser-Busch InBev NV	926,068	89,052
	KBC Groep NV	295,274	11,887
	Ageas	247,044	9,895
	Solvay SA Class A	66,606	9,029
	Delhaize Group SA	117,378	7,745
	Groupe Bruxelles Lambert SA	90,094	7,312
	UCB SA	125,126	7,205
	Umicore SA	130,192	5,861
	Colruyt SA	81,650	4,656
	Belgacom SA	146,725	3,591
	Telenet Group Holding NV	55,692	2,694
			158,927
Denmark (1.1%)
	Novo Nordisk A/S Class B	462,563	78,481
*	Danske Bank A/S	913,339	16,812
	AP Moeller - Maersk A/S Class B	1,561	12,241
	Carlsberg A/S Class B	122,804	12,163
	Novozymes A/S	267,484	9,168
	TDC A/S	848,317	7,425
	Coloplast A/S Class B	113,643	6,639
	AP Moeller - Maersk A/S Class A	763	5,643
	DSV A/S	197,582	5,178
	Chr Hansen Holding A/S	103,764	3,439
^	FLSmidth & Co. A/S	60,132	2,853
	Tryg A/S	28,017	2,539
*	William Demant Holding A/S	27,210	2,396
	H Lundbeck A/S	68,203	1,373
	Rockwool International A/S Class B	7,294	1,153
			167,503
Finland (0.7%)
	Sampo	546,289	23,926
*,^ Nokia Oyj		4,347,681	17,188
	Kone Oyj Class B	218,997	16,311
	Fortum Oyj	517,048	10,227
	Wartsila OYJ Abp	194,561	8,820
	Nokian Renkaat Oyj	153,322	6,810
	UPM-Kymmene Oyj	611,391	6,806
	Metso Oyj	154,865	5,456
	Stora Enso Oyj	667,100	4,949
	Kesko Oyj Class B	77,716	2,444
	Neste Oil Oyj	149,020	2,153
			105,090
France (8.9%)
	Sanofi	1,314,672	137,625
	Total SA	2,358,490	125,681
	BNP Paribas SA	1,133,858	73,516
	LVMH Moet Hennessy Louis Vuitton SA	287,603	52,352

	Danone SA	647,524	51,281
	Schneider Electric SA	608,711	48,491
	Air Liquide SA	361,354	47,970
	L'Oreal SA	271,287	45,476
	AXA SA	2,009,175	44,285
	European Aeronautic Defence and Space Co. NV	649,863	38,917
	Vivendi SA	1,534,923	32,821
	GDF Suez	1,513,910	31,753
	Societe Generale SA	761,546	30,639
	Vinci SA	537,279	29,062
	Pernod-Ricard SA	227,935	27,197
	Unibail-Rodamco SE	110,168	26,767
	Essilor International SA	228,380	25,560
	Carrefour SA	691,908	21,198
	Cie Generale des Etablissements Michelin	211,295	21,188
	Orange SA	2,090,943	20,623
	Cie de St-Gobain	436,364	20,269
	Kering	85,595	19,630
	Safran SA	261,325	15,346
	Renault SA	193,008	15,207
	Publicis Groupe SA	178,275	14,383
	Legrand SA	267,495	13,861
	Technip SA	123,345	13,610
	Lafarge SA	211,902	13,555
*	Credit Agricole SA	1,159,967	11,073
	Christian Dior SA	61,022	10,813
	SES SA	344,960	10,153
	Sodexo	105,112	9,600
	Dassault Systemes SA	71,996	9,464
	Gemalto NV	89,572	9,381
	Cap Gemini SA	170,726	9,338
	Electricite de France SA	302,412	8,865
	Alstom SA	249,579	8,445
	Vallourec SA	132,329	7,816
	Accor SA	201,057	7,579
	Bureau Veritas SA	253,715	7,531
	Edenred	231,814	7,429
	Valeo SA	92,389	7,315
*,^ Alcatel-Lucent		2,619,860	6,613
	STMicroelectronics NV	751,164	6,435
	Zodiac Aerospace	44,079	6,404
	Iliad SA	26,614	6,279
	Casino Guichard Perrachon SA	60,381	6,218
	Arkema SA	59,339	5,947
	Thales SA	114,951	5,920
	Veolia Environnement SA	438,172	5,899
	Bouygues SA	188,555	5,521
	Natixis	1,072,125	5,479
	SCOR SE	162,642	5,183
	Rexel SA	207,803	5,054
*	CGG	194,755	4,917
	Klepierre	113,238	4,913
	Aeroports de Paris	45,959	4,749
	AtoS	61,545	4,630
	Wendel SA	36,480	4,218
	Suez Environnement Co.	296,395	4,205
	Groupe Eurotunnel SA	535,457	4,201

	Lagardere SCA	131,748	4,175
	Eutelsat Communications SA	147,334	4,118
	Societe BIC SA	31,104	3,455
	ICADE	36,623	3,312
	Hermes International	9,592	3,259
*,^ Peugeot SA		249,868	3,191
	CNP Assurances	178,835	3,025
	Bollore SA	6,223	2,984
	Fonciere Des Regions	36,151	2,965
	Remy Cointreau SA	27,963	2,896
	Gecina SA	21,275	2,605
	SEB SA	30,525	2,539
	JCDecaux SA	77,919	2,496
	Imerys SA	37,616	2,487
	Eiffage SA	45,901	2,463
	Eurazeo	37,092	2,383
	Societe Television Francaise 1	121,282	1,796
	Euler Hermes SA	15,473	1,732
	BioMerieux	16,642	1,700
*	Air France-KLM	176,693	1,428
	Ipsen SA	31,039	1,245
	Eramet	10,471	922
*	Groupe Fnac	10,149	228
			1,343,254
Germany (8.1%)
	Bayer AG	960,109	111,599
	Siemens AG	920,363	101,085
	BASF SE	1,071,776	94,990
	Allianz SE	528,613	82,375
	SAP AG	1,037,722	76,036
	Daimler AG (Registered)	1,078,879	74,844
	Deutsche Bank AG	1,183,652	53,399
	Deutsche Telekom AG	3,493,703	42,483
	Linde AG	214,786	41,375
	Volkswagen AG Prior Pfd.	167,905	39,833
	Bayerische Motoren Werke AG	377,414	36,941
	Muenchener Rueckversicherungs AG	185,311	36,798
	E.ON SE	2,123,736	36,059
	Deutsche Post AG	978,013	27,349
	Adidas AG	242,896	27,074
	Henkel AG & Co. KGaA Prior Pfd.	201,474	19,694
	Fresenius SE & Co. KGaA	151,723	19,100
	Continental AG	116,098	18,282
	RWE AG	561,462	16,911
	Fresenius Medical Care AG & Co. KGaA	246,023	15,535
	Deutsche Boerse AG	216,791	15,359
	Porsche Automobil Holding SE Prior Pfd.	177,767	15,072
	HeidelbergCement AG	163,251	12,577
	Merck KGaA	74,986	12,389
	Kabel Deutschland Holding AG	102,766	11,570
	Infineon Technologies AG	1,261,958	11,198
	Henkel AG & Co. KGaA	132,257	10,960
	Beiersdorf AG	115,856	10,714
	Brenntag AG	59,830	9,847
*	ThyssenKrupp AG	448,308	9,739
*	Commerzbank AG	1,097,825	9,345
	GEA Group AG	205,577	8,496

	Volkswagen AG	34,175	7,766
	Lanxess AG	96,908	6,066
*	QIAGEN NV	278,803	5,728
	DaimlerChrysler AG	79,466	5,499
^	K&S AG	222,181	5,488
	Metro AG	153,935	5,312
*	Deutsche Lufthansa AG	264,876	5,308
	Hannover Rueckversicherung SE	69,849	5,188
	MAN SE	40,923	4,665
	Bilfinger SE	43,666	4,151
	Hugo Boss AG	35,376	4,107
*	Osram Licht AG	99,128	3,864
	MTU Aero Engines AG	39,456	3,584
	United Internet AG	108,763	3,553
	Fuchs Petrolub SE Prior Pfd.	40,941	3,055
	Fraport AG Frankfurt Airport Services Worldwide	42,683	2,763
	Hochtief AG	35,017	2,667
*,^ Suedzucker AG		80,567	2,632
	Axel Springer AG	48,282	2,528
	Software AG	73,461	2,233
	Celesio AG	98,711	2,231
	Telefonica Deutschland Holding AG	311,359	2,133
*	TUI AG	161,365	2,036
^	Wacker Chemie AG	17,273	1,685
	Salzgitter AG	45,077	1,678
	Fielmann AG	14,860	1,550
	Talanx AG	43,252	1,364
	Fuchs Petrolub SE	19,860	1,305
	Puma SE	4,354	1,216
	Deutsche Postbank AG	17,477	769
	Generali Deutschland Holding AG	4,365	634
			1,211,786
Greece (0.0%)
*	Hellenic Telecommunications Organization SA	285,038	2,574
	Hellenic Petroleum SA	80,228	788
			3,362
Hong Kong (3.5%)
	AIA Group Ltd.	13,983,371	66,188
	Hutchison Whampoa Ltd.	2,771,399	31,259
	Sun Hung Kai Properties Ltd.	1,788,728	23,845
	Cheung Kong Holdings Ltd.	1,532,824	21,515
	Hong Kong Exchanges and Clearing Ltd.	1,334,816	20,740
	Hong Kong & China Gas Co. Ltd.	6,548,143	16,776
	Sands China Ltd.	2,802,810	15,149
	Wharf Holdings Ltd.	1,757,575	15,101
	Jardine Matheson Holdings Ltd.	271,200	14,846
	CLP Holdings Ltd.	1,788,920	14,830
	Power Assets Holdings Ltd.	1,536,302	13,792
	Hang Seng Bank Ltd.	887,790	13,579
	BOC Hong Kong Holdings Ltd.	4,172,949	13,092
	Link REIT	2,652,003	12,950
*	Galaxy Entertainment Group Ltd.	2,422,864	12,752
	Want Want China Holdings Ltd.	7,666,000	10,373
	Swire Pacific Ltd. Class A	788,467	9,300
	Hongkong Land Holdings Ltd.	1,363,000	9,207
	Jardine Strategic Holdings Ltd.	260,000	8,944

Li & Fung Ltd.	6,695,264	8,848
Hang Lung Properties Ltd.	2,599,605	8,415
Henderson Land Development Co. Ltd.	1,195,893	7,448
New World Development Co. Ltd.	4,372,025	6,377
China Mengniu Dairy Co. Ltd.	1,545,000	6,182
MTR Corp. Ltd.	1,617,108	6,013
Bank of East Asia Ltd.	1,556,366	5,834
Prada SPA	592,200	5,522
Tingyi Cayman Islands Holding Corp.	2,198,000	5,435
SJM Holdings Ltd.	2,118,457	5,304
Wheelock & Co. Ltd.	942,132	4,900
Sino Land Co. Ltd.	3,452,400	4,871
Hang Lung Group Ltd.	941,000	4,844
Samsonite International SA	1,493,700	4,088
Cheung Kong Infrastructure Holdings Ltd.	581,498	4,015
Swire Properties Ltd.	1,362,155	4,001
AAC Technologies Holdings Inc.	814,500	3,790
Techtronic Industries Co.	1,469,500	3,589
Sun Art Retail Group Ltd.	2,562,500	3,560
Esprit Holdings Ltd.	2,147,300	3,496
Wynn Macau Ltd.	1,196,736	3,390
Hysan Development Co. Ltd.	723,359	3,069
First Pacific Co. Ltd.	2,710,909	3,064
Kerry Properties Ltd.	742,729	3,053
ASM Pacific Technology Ltd.	276,537	3,003
VTech Holdings Ltd.	184,500	2,824
Yue Yuen Industrial Holdings Ltd.	964,062	2,652
Shangri-La Asia Ltd.	1,658,913	2,608
MGM China Holdings Ltd.	884,051	2,547
NWS Holdings Ltd.	1,562,318	2,396
Television Broadcasts Ltd.	335,700	2,275
Cathay Pacific Airways Ltd.	1,200,747	2,220
PCCW Ltd.	4,600,497	2,094
Hopewell Holdings Ltd.	637,601	2,020
Xinyi Glass Holdings Ltd.	2,198,000	2,010
Wing Hang Bank Ltd.	200,881	1,861
Melco International Development Ltd.	919,000	1,850
* Semiconductor Manufacturing International Corp.	24,982,000	1,840
Chow Tai Fook Jewellery Group Ltd.	1,292,400	1,647
* FIH Mobile Ltd.	2,584,000	1,393
^ Shougang Fushan Resources Group Ltd.	4,114,000	1,347
Lifestyle International Holdings Ltd.	546,000	1,299
Champion REIT	2,923,000	1,283
Orient Overseas International Ltd.	228,931	1,269
New World China Land Ltd.	3,008,000	1,247
Cafe de Coral Holdings Ltd.	378,000	1,228
L'Occitane International SA	508,750	1,141
^ Uni-President China Holdings Ltd.	1,241,000	1,131
Great Eagle Holdings Ltd.	294,000	1,114
Shui On Land Ltd.	3,525,000	1,055
Johnson Electric Holdings Ltd.	1,697,500	1,009
^ Huabao International Holdings Ltd.	2,287,000	984
Shun Tak Holdings Ltd.	2,138,000	917
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,420,000	809
Texwinca Holdings Ltd.	716,000	697
* United Co. RUSAL plc	1,880,000	642
Dah Sing Financial Holdings Ltd.	153,600	640

	Parkson Retail Group Ltd.	1,600,000	635
*	Brightoil Petroleum Holdings Ltd.	3,447,000	600
	China Travel International Inv HK	3,050,000	558
	Hopewell Highway Infrastructure Ltd.	1,089,500	517
	Kowloon Development Co. Ltd.	406,000	489
	Dah Sing Banking Group Ltd.	388,000	450
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		3,397,500	359
	Hutchison Harbour Ring Ltd.	2,758,000	224
*	Mongolian Mining Corp.	670,500	139
			520,369
Ireland (0.2%)
	Kerry Group plc Class A	169,104	10,390
*	Elan Corp. plc	556,463	8,510
	Ryanair Holdings plc ADR	152,413	7,852
	Ryanair Holdings plc	65,012	601
			27,353
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	994,800	39,537
	Bank Hapoalim BM	1,142,033	5,461
*	Bank Leumi Le-Israel BM	1,448,056	4,858
	Israel Chemicals Ltd.	513,509	4,095
	Bezeq The Israeli Telecommunication Corp. Ltd.	2,165,767	3,499
	NICE Systems Ltd.	63,225	2,447
*	Mellanox Technologies Ltd.	49,673	2,240
*	Israel Discount Bank Ltd. Class A	930,387	1,583
	Delek Group Ltd.	5,402	1,517
*	Mizrahi Tefahot Bank Ltd.	129,698	1,383
	Azrieli Group	42,113	1,311
*	Israel Corp. Ltd.	2,646	1,241
	Elbit Systems Ltd.	26,750	1,180
	Gazit-Globe Ltd.	84,902	1,155
*	EZchip Semiconductor Ltd.	33,528	1,061
	Osem Investments Ltd.	43,847	978
*	Paz Oil Co. Ltd.	5,411	879
	Partner Communications Co. Ltd.	101,035	767
	Harel Insurance Investments & Financial Services Ltd.	12,679	704
*	Cellcom Israel Ltd. (Registered)	58,449	653
	Strauss Group Ltd.	37,010	638
	Shikun & Binui Ltd.	234,759	558
*	Delek Energy Systems Ltd.	870	462
	Clal Insurance Enterprises Holdings Ltd.	23,977	449
*	Oil Refineries Ltd.	965,927	415
	Migdal Insurance & Financial Holding Ltd.	242,254	396
	First International Bank Of Israel Ltd.	24,660	389
*	Ormat Industries	64,228	385
	Delek Automotive Systems Ltd.	35,684	364
	Shufersal Ltd.	69,837	274
*	Koor Industries Ltd.	8,374	136
			81,015
Italy (2.0%)
	Eni SPA	2,859,926	63,168
	Assicurazioni Generali SPA	1,448,906	28,662
	UniCredit SPA	5,173,375	28,259
	Enel SPA	7,532,765	25,206
	Intesa Sanpaolo SPA (Registered)	12,777,533	24,374
	Tenaris SA	548,193	12,231

	Fiat Industrial SPA	965,102	11,915
	Snam SPA	2,431,793	11,493
	Luxottica Group SPA	200,856	10,641
	Telecom Italia SPA (Registered)	12,114,227	8,311
*	Fiat SPA	987,967	7,877
	Terna Rete Elettrica Nazionale SPA	1,656,576	7,399
	Atlantia SPA	332,633	6,333
	Saipem SPA	289,006	6,161
	Prysmian SPA	245,362	4,988
	Unione di Banche Italiane SCPA	1,007,677	4,295
	Enel Green Power SPA	1,807,309	4,023
	Telecom Italia SPA (Bearer)	7,024,303	3,702
	Exor SPA	107,549	3,546
	Pirelli & C. SPA	263,427	3,459
*	Mediaset SPA	774,207	3,382
	Mediobanca SPA	488,109	3,007
*	Banco Popolare SC	2,043,140	2,608
	Davide Campari-Milano SPA	327,672	2,537
*,^ Finmeccanica SPA		442,879	2,317
	Gtech SPA	76,176	2,115
*,^ Banca Monte dei Paschi di Siena SPA		6,923,219	1,897
	Mediolanum SPA	248,277	1,892
*	Autogrill SPA	121,272	1,852
	Buzzi Unicem SPA	83,644	1,236
	Parmalat SPA	350,558	1,146
			300,032
Japan (21.7%)
	Toyota Motor Corp.	3,075,498	187,146
	Mitsubishi UFJ Financial Group Inc.	16,426,719	101,895
	Honda Motor Co. Ltd.	2,082,096	77,123
	Sumitomo Mitsui Financial Group Inc.	1,559,655	71,255
	Softbank Corp.	1,092,891	69,373
	Mizuho Financial Group Inc.	27,780,497	57,778
	Japan Tobacco Inc.	1,350,509	47,147
	Canon Inc.	1,313,811	40,523
	Takeda Pharmaceutical Co. Ltd.	898,422	40,064
	Mitsubishi Estate Co. Ltd.	1,468,650	37,229
	Hitachi Ltd.	5,384,269	36,070
	East Japan Railway Co.	440,674	35,453
	KDDI Corp.	635,238	35,147
	FANUC Corp.	228,038	34,528
	Seven & I Holdings Co. Ltd.	905,608	34,115
	Nomura Holdings Inc.	4,074,731	30,957
	Nissan Motor Co. Ltd.	2,946,244	30,765
	Mitsubishi Corp.	1,670,109	30,428
	Shin-Etsu Chemical Co. Ltd.	478,416	29,806
	Mitsui Fudosan Co. Ltd.	982,486	29,614
	Astellas Pharma Inc.	537,884	28,768
	Nippon Steel & Sumitomo Metal Corp.	9,818,996	28,487
	Bridgestone Corp.	774,054	27,407
	Mitsui & Co. Ltd.	2,009,055	26,911
	Central Japan Railway Co.	210,495	25,786
	Denso Corp.	554,244	25,158
	Tokio Marine Holdings Inc.	783,685	25,013
	NTT DOCOMO Inc.	16,328	24,869
	Komatsu Ltd.	1,105,879	24,621
	Sony Corp.	1,157,780	24,308

Nippon Telegraph & Telephone Corp.	463,273	23,372
Sumitomo Realty & Development Co. Ltd.	552,818	23,097
Mitsubishi Electric Corp.	2,292,924	22,235
* Panasonic Corp.	2,469,673	21,909
ITOCHU Corp.	1,801,565	21,396
Kubota Corp.	1,462,706	21,293
ORIX Corp.	1,418,000	21,045
Fast Retailing Co. Ltd.	61,555	21,023
Toshiba Corp.	4,772,301	20,643
Sumitomo Mitsui Trust Holdings Inc.	4,439,806	20,419
Mitsubishi Heavy Industries Ltd.	3,720,353	19,976
Kao Corp.	610,869	19,561
Kyocera Corp.	187,830	19,034
Fuji Heavy Industries Ltd.	727,172	17,904
Sumitomo Corp.	1,306,692	17,463
Keyence Corp.	52,965	17,270
Daiwa Securities Group Inc.	2,030,789	17,228
MS&AD Insurance Group Holdings	631,075	16,333
Tokyo Gas Co. Ltd.	2,917,627	16,038
Murata Manufacturing Co. Ltd.	232,728	15,984
Nintendo Co. Ltd.	123,377	15,719
Kirin Holdings Co. Ltd.	1,030,425	15,235
SMC Corp.	72,002	15,227
Dai-ichi Life Insurance Co. Ltd.	11,145	15,171
JX Holdings Inc.	2,810,157	14,916
Otsuka Holdings Co. Ltd.	446,849	14,425
Eisai Co. Ltd.	320,039	13,528
Marubeni Corp.	1,934,013	13,427
Secom Co. Ltd.	240,543	13,239
Daiichi Sankyo Co. Ltd.	806,634	13,127
Daiwa House Industry Co. Ltd.	702,132	12,895
* Mazda Motor Corp.	3,088,455	12,868
Daikin Industries Ltd.	309,676	12,866
Asahi Group Holdings Ltd.	499,646	12,727
JFE Holdings Inc.	536,381	12,098
Sumitomo Electric Industries Ltd.	889,009	11,997
Inpex Corp.	2,674	11,692
FUJIFILM Holdings Corp.	531,673	11,649
Suzuki Motor Corp.	485,287	11,603
Toray Industries Inc.	1,798,923	11,452
Chubu Electric Power Co. Inc.	823,736	11,421
NKSJ Holdings Inc.	448,452	11,250
* Kansai Electric Power Co. Inc.	900,809	11,013
Hoya Corp.	505,036	10,884
Resona Holdings Inc.	2,189,686	10,865
Nitto Denko Corp.	191,670	10,797
Terumo Corp.	211,582	10,698
Nidec Corp.	129,168	10,608
Isuzu Motors Ltd.	1,477,312	10,475
Ajinomoto Co. Inc.	746,253	10,410
* Tokyo Electric Power Co. Inc.	1,697,644	10,359
* Olympus Corp.	335,450	10,253
Yamato Holdings Co. Ltd.	467,251	10,244
Oriental Land Co. Ltd.	61,247	9,966
Asahi Kasei Corp.	1,548,069	9,790
Osaka Gas Co. Ltd.	2,298,036	9,727
T&D Holdings Inc.	767,327	9,692

Tokyu Corp.	1,467,264	9,530
Aeon Co. Ltd.	693,196	9,527
West Japan Railway Co.	220,915	9,328
Ricoh Co. Ltd.	812,542	9,122
Aisin Seiki Co. Ltd.	229,496	9,091
JGC Corp.	257,766	9,086
Tokyo Electron Ltd.	199,369	9,070
Nikon Corp.	409,533	8,549
Sekisui House Ltd.	661,514	8,535
Hankyu Hanshin Holdings Inc.	1,471,636	8,419
Yahoo Japan Corp.	15,563	8,271
shimano inc.	91,534	8,251
dentsu inc.	258,590	8,234
daito trust construction co. ltd.	88,680	8,103
toyota industries corp.	197,288	8,099
kintetsu corp.	1,884,398	8,091
sumitomo metal mining co. ltd.	618,019	8,055
bank of yokohama ltd.	1,453,925	7,969
shizuoka bank ltd.	736,033	7,960
fujitsu ltd.	2,072,221	7,933
lixil group corp.	330,687	7,754
makita corp.	145,853	7,587
shionogi & co. ltd.	370,893	7,524
* kyushu electric power co. inc.	539,386	7,502
omron corp.	241,446	7,467
Mitsubishi Chemical Holdings Corp.	1,573,615	7,384
Unicharm Corp.	136,926	7,289
Asahi Glass Co. Ltd.	1,104,839	7,146
Shiseido Co. Ltd.	455,224	6,994
IHI Corp.	1,653,725	6,957
Toyota Tsusho Corp.	261,850	6,944
Ono Pharmaceutical Co. Ltd.	108,021	6,923
Odakyu Electric Railway Co. Ltd.	725,360	6,886
NEC Corp.	3,025,384	6,837
Kawasaki Heavy Industries Ltd.	1,797,737	6,567
* Tohoku Electric Power Co. Inc.	554,866	6,476
Tobu Railway Co. Ltd.	1,250,173	6,449
Dai Nippon Printing Co. Ltd.	724,088	6,444
Chiba Bank Ltd.	899,281	6,222
Lawson Inc.	76,542	5,998
Sumitomo Chemical Co. Ltd.	1,793,827	5,897
Yakult Honsha Co. Ltd.	126,125	5,876
Isetan Mitsukoshi Holdings Ltd.	423,022	5,834
* Mitsubishi Motors Corp.	440,126	5,797
Electric Power Development Co. Ltd.	170,964	5,655
Kuraray Co. Ltd.	402,784	5,493
Sega Sammy Holdings Inc.	232,810	5,413
Sysmex Corp.	83,780	5,403
Daihatsu Motor Co. Ltd.	242,904	5,339
Chugoku Electric Power Co. Inc.	360,255	5,291
NTT Data Corp.	1,461	5,236
Nippon Yusen KK	1,870,399	5,179
NSK Ltd.	549,670	5,139
TDK Corp.	142,607	5,135
Chugai Pharmaceutical Co. Ltd.	257,513	5,106
Mitsubishi Materials Corp.	1,446,591	5,089
Keikyu Corp.	607,142	5,066

NGK Spark Plug Co. Ltd.	253,545	5,030
Mitsui OSK Lines Ltd.	1,298,445	4,993
Hisamitsu Pharmaceutical Co. Inc.	90,533	4,984
Sekisui Chemical Co. Ltd.	495,600	4,968
Konica Minolta Inc.	604,713	4,948
Nippon Express Co. Ltd.	1,046,931	4,941
Keio Corp.	701,923	4,939
Tokyu Land Corp.	510,699	4,861
Hirose Electric Co. Ltd.	36,417	4,855
Hino Motors Ltd.	314,537	4,820
Taisei Corp.	1,230,959	4,792
Toppan Printing Co. Ltd.	705,365	4,787
Taiheiyo Cement Corp.	1,397,623	4,697
* Kobe Steel Ltd.	2,974,822	4,694
Oji Holdings Corp.	1,097,649	4,676
* Sharp Corp.	1,135,112	4,665
J Front Retailing Co. Ltd.	586,766	4,662
Fukuoka Financial Group Inc.	1,000,186	4,506
Joyo Bank Ltd.	821,920	4,421
Yamaha Motor Co. Ltd.	325,285	4,357
NGK Insulators Ltd.	326,548	4,351
Rohm Co. Ltd.	110,636	4,265
JSR Corp.	234,644	4,236
Suruga Bank Ltd.	237,741	4,219
Obayashi Corp.	789,751	4,215
Credit Saison Co. Ltd.	185,277	4,148
Tokyo Tatemono Co. Ltd.	499,000	4,133
Hulic Co. Ltd.	344,481	4,123
Yamada Denki Co. Ltd.	101,242	4,097
TOTO Ltd.	398,179	4,059
Santen Pharmaceutical Co. Ltd.	92,954	4,050
Trend Micro Inc.	121,755	4,043
Aozora Bank Ltd.	1,294,267	3,998
Shinsei Bank Ltd.	1,762,014	3,908
MEIJI Holdings Co. Ltd.	82,655	3,877
Kansai Paint Co. Ltd.	298,717	3,870
Nitori Holdings Co. Ltd.	44,591	3,804
Nomura Research Institute Ltd.	115,478	3,779
Yokogawa Electric Corp.	291,767	3,774
Japan Airlines Co. Ltd.	70,568	3,742
Kajima Corp.	1,061,658	3,731
Taisho Pharmaceutical Holdings Co. Ltd.	54,618	3,720
Namco Bandai Holdings Inc.	228,207	3,692
Nissin Foods Holdings Co. Ltd.	91,863	3,651
Nippon Meat Packers Inc.	237,237	3,651
Shimamura Co. Ltd.	31,560	3,618
Mitsubishi Gas Chemical Co. Inc.	487,068	3,600
Toyo Suisan Kaisha Ltd.	113,971	3,563
Kikkoman Corp.	206,537	3,554
Mitsubishi Tanabe Pharma Corp.	262,573	3,537
Yaskawa Electric Corp.	294,578	3,510
Stanley Electric Co. Ltd.	180,032	3,485
Iyo Bank Ltd.	363,237	3,465
Sumitomo Rubber Industries Ltd.	206,198	3,431
Yokohama Rubber Co. Ltd.	348,000	3,426
Nippon Paint Co. Ltd.	267,000	3,398
Bank of Kyoto Ltd.	425,114	3,395

Asics Corp.	200,782	3,373
Hachijuni Bank Ltd.	565,029	3,315
Sony Financial Holdings Inc.	200,729	3,293
JTEKT Corp.	261,579	3,280
Toyo Seikan Group Holdings Ltd.	197,481	3,263
Miraca Holdings Inc.	67,397	3,250
Takashimaya Co. Ltd.	328,978	3,233
Brother Industries Ltd.	291,183	3,233
Toho Co. Ltd.	154,800	3,226
Nomura Real Estate Holdings Inc.	138,405	3,219
Aeon Mall Co. Ltd.	128,335	3,191
* Shikoku Electric Power Co. Inc.	178,246	3,188
FamilyMart Co. Ltd.	72,226	3,187
Keisei Electric Railway Co. Ltd.	330,312	3,178
Kyowa Hakko Kirin Co. Ltd.	316,957	3,159
^ AEON Financial Service Co. Ltd.	108,210	3,155
Sanrio Co. Ltd.	64,741	3,154
TonenGeneral Sekiyu KK	325,576	3,149
Shimizu Corp.	755,359	3,142
Don Quijote Co. Ltd.	59,508	3,112
Hokuriku Electric Power Co.	215,732	3,111
Amada Co. Ltd.	425,743	3,054
Sumitomo Heavy Industries Ltd.	656,770	3,047
Daicel Corp.	348,689	3,001
Marui Group Co. Ltd.	305,396	2,970
Toho Gas Co. Ltd.	593,095	2,964
Mitsubishi UFJ Lease & Finance Co. Ltd.	579,560	2,963
Gunma Bank Ltd.	519,958	2,939
USS Co. Ltd.	24,585	2,937
Hokuhoku Financial Group Inc.	1,557,000	2,935
Air Water Inc.	199,928	2,929
Nisshin Seifun Group Inc.	252,579	2,926
THK Co. Ltd.	138,115	2,876
Ebara Corp.	520,000	2,854
Rinnai Corp.	38,880	2,847
Nagoya Railroad Co. Ltd.	1,009,000	2,819
Seven Bank Ltd.	757,149	2,801
* Hokkaido Electric Power Co. Inc.	213,839	2,791
Hamamatsu Photonics KK	80,231	2,786
^ ANA Holdings Inc.	1,351,648	2,783
Nabtesco Corp.	132,498	2,774
Alfresa Holdings Corp.	55,672	2,762
MISUMI Group Inc.	101,400	2,756
Kurita Water Industries Ltd.	135,057	2,754
Suzuken Co. Ltd.	87,464	2,734
^ Dena Co. Ltd.	142,964	2,713
Yamaguchi Financial Group Inc.	284,631	2,709
Shimadzu Corp.	342,050	2,694
Sankyo Co. Ltd.	60,982	2,693
Hiroshima Bank Ltd.	647,302	2,691
SBI Holdings Inc.	257,109	2,690
Kakaku.com Inc.	77,700	2,689
Keihan Electric Railway Co. Ltd.	655,000	2,666
Nippon Kayaku Co. Ltd.	205,000	2,643
Benesse Holdings Inc.	76,450	2,636
Nissan Chemical Industries Ltd.	189,900	2,627
Yamaha Corp.	203,490	2,607

Koito Manufacturing Co. Ltd.	134,744	2,598
Nippon Electric Glass Co. Ltd.	479,986	2,578
Kaneka Corp.	378,752	2,561
Advantest Corp.	195,617	2,548
Casio Computer Co. Ltd.	284,802	2,538
Dowa Holdings Co. Ltd.	277,000	2,529
Zeon Corp.	232,000	2,515
Konami Corp.	112,659	2,493
Mitsui Chemicals Inc.	1,078,133	2,491
Kamigumi Co. Ltd.	300,413	2,490
Taiyo Nippon Sanso Corp.	353,212	2,489
Mitsubishi Logistics Corp.	170,575	2,485
Tosoh Corp.	697,000	2,468
Sojitz Corp.	1,448,782	2,463
Chugoku Bank Ltd.	188,878	2,452
Dainippon Sumitomo Pharma Co. Ltd.	184,375	2,445
Teijin Ltd.	1,127,082	2,444
Idemitsu Kosan Co. Ltd.	29,310	2,441
MediPal Holdings Corp.	196,494	2,437
Ryohin Keikaku Co. Ltd.	27,800	2,436
Fuji Electric Co. Ltd.	648,559	2,423
DIC Corp.	924,000	2,408
Hitachi Construction Machinery Co. Ltd.	122,052	2,401
Chiyoda Corp.	202,364	2,401
Japan Steel Works Ltd.	419,025	2,350
Showa Denko KK	1,745,002	2,347
M3 Inc.	848	2,334
Hitachi Metals Ltd.	191,116	2,294
NHK Spring Co. Ltd.	195,445	2,267
Tsumura & Co.	79,269	2,258
Seiko Epson Corp.	180,000	2,248
Ube Industries Ltd.	1,177,176	2,232
Otsuka Corp.	19,666	2,220
Obic Co. Ltd.	7,870	2,207
Daido Steel Co. Ltd.	376,580	2,181
Nishi-Nippon City Bank Ltd.	843,195	2,173
Toyoda Gosei Co. Ltd.	87,012	2,136
Park24 Co. Ltd.	115,617	2,128
Ibiden Co. Ltd.	142,412	2,122
NOK Corp.	132,194	2,103
Showa Shell Sekiyu KK	226,122	2,083
77 Bank Ltd.	428,000	2,068
Hitachi Chemical Co. Ltd.	121,698	2,048
Citizen Holdings Co. Ltd.	358,059	2,044
Kewpie Corp.	130,600	2,011
GS Yuasa Corp.	453,439	1,997
Yamazaki Baking Co. Ltd.	169,007	1,993
Hakuhodo DY Holdings Inc.	28,927	1,991
NTN Corp.	607,000	1,987
Sawai Pharmaceutical Co. Ltd.	16,300	1,974
Denki Kagaku Kogyo KK	535,633	1,974
Nippon Shokubai Co. Ltd.	189,000	1,953
* Haseko Corp.	1,556,000	1,932
Furukawa Electric Co. Ltd.	798,514	1,928
Sugi Holdings Co. Ltd.	48,600	1,887
^ Nippon Paper Industries Co. Ltd.	128,710	1,873
Maruichi Steel Tube Ltd.	77,852	1,873

Sotetsu Holdings Inc.	514,000	1,865
Takara Holdings Inc.	220,000	1,864
COMSYS Holdings Corp.	146,200	1,856
Taiyo Yuden Co. Ltd.	138,000	1,843
Nagase & Co. Ltd.	141,900	1,842
Ushio Inc.	149,655	1,836
Azbil Corp.	84,900	1,822
Hoshizaki Electric Co. Ltd.	52,100	1,811
Yamato Kogyo Co. Ltd.	54,789	1,775
K's Holdings Corp.	51,000	1,736
Sundrug Co. Ltd.	40,200	1,728
Shiga Bank Ltd.	302,000	1,721
Kobayashi Pharmaceutical Co. Ltd.	32,900	1,715
Lion Corp.	304,000	1,709
Nishi-Nippon Railroad Co. Ltd.	445,000	1,693
Ito En Ltd.	71,600	1,678
Disco Corp.	28,300	1,673
Aoyama Trading Co. Ltd.	66,900	1,669
Nichirei Corp.	344,000	1,655
Seino Holdings Co. Ltd.	184,000	1,650
Mabuchi Motor Co. Ltd.	31,758	1,648
UNY Group Holdings Co. Ltd.	254,700	1,635
Sumitomo Forestry Co. Ltd.	154,500	1,635
Rohto Pharmaceutical Co. Ltd.	118,000	1,629
Hitachi High-Technologies Corp.	74,553	1,625
Toyobo Co. Ltd.	1,041,000	1,622
Glory Ltd.	69,100	1,620
Keiyo Bank Ltd.	304,000	1,595
Sapporo Holdings Ltd.	442,000	1,590
Minebea Co. Ltd.	401,000	1,572
*,^ Aiful Corp.	166,900	1,562
Japan Petroleum Exploration Co.	36,255	1,555
Calbee Inc.	16,017	1,541
Juroku Bank Ltd.	419,000	1,538
Mitsui Engineering & Shipbuilding Co. Ltd.	867,000	1,536
NTT Urban Development Corp.	1,271	1,532
Mori Seiki Co. Ltd.	117,800	1,526
Oracle Corp. Japan	39,124	1,524
Century Tokyo Leasing Corp.	55,400	1,521
Kagome Co. Ltd.	89,400	1,519
Wacoal Holdings Corp.	149,000	1,511
Nexon Co. Ltd.	119,463	1,508
Kawasaki Kisen Kaisha Ltd.	733,055	1,499
Alps Electric Co. Ltd.	199,100	1,492
Kinden Corp.	153,293	1,490
Sumitomo Osaka Cement Co. Ltd.	452,000	1,465
Shimachu Co. Ltd.	58,800	1,446
Coca-Cola West Co. Ltd.	74,191	1,441
*,^ Acom Co. Ltd.	46,545	1,427
Onward Holdings Co. Ltd.	157,000	1,419
Fujikura Ltd.	389,000	1,418
Mitsui Mining & Smelting Co. Ltd.	630,000	1,411
Hikari Tsushin Inc.	22,800	1,401
Kaken Pharmaceutical Co. Ltd.	90,000	1,396
Sohgo Security Services Co. Ltd.	78,100	1,393
Rengo Co. Ltd.	274,000	1,388
Nisshinbo Holdings Inc.	180,000	1,385

San-In Godo Bank Ltd.	183,000	1,382
* Dainippon Screen Manufacturing Co. Ltd.	246,000	1,360
Musashino Bank Ltd.	38,100	1,353
OKUMA Corp.	182,000	1,342
KYORIN Holdings Inc.	61,500	1,341
House Foods Corp.	83,400	1,340
Daishi Bank Ltd.	396,000	1,340
* Orient Corp.	490,217	1,335
Higo Bank Ltd.	227,000	1,332
Senshu Ikeda Holdings Inc.	263,300	1,329
Autobacs Seven Co. Ltd.	90,200	1,323
^ Nipro Corp.	135,600	1,300
Izumi Co. Ltd.	42,700	1,288
* Cosmo Oil Co. Ltd.	693,525	1,287
Hitachi Capital Corp.	53,700	1,280
Tokai Rika Co. Ltd.	59,100	1,273
Fukuyama Transporting Co. Ltd.	208,000	1,266
SKY Perfect JSAT Holdings Inc.	2,412	1,265
H2O Retailing Corp.	143,000	1,258
Kagoshima Bank Ltd.	187,000	1,222
Jafco Co. Ltd.	33,200	1,205
ABC-Mart Inc.	26,469	1,194
Matsumotokiyoshi Holdings Co. Ltd.	39,600	1,194
Hokkoku Bank Ltd.	351,000	1,188
North Pacific Bank Ltd.	304,000	1,174
Nanto Bank Ltd.	307,000	1,171
Lintec Corp.	61,600	1,161
Itochu Techno-Solutions Corp.	29,154	1,155
Anritsu Corp.	91,600	1,149
Matsui Securities Co. Ltd.	124,100	1,139
Hyakugo Bank Ltd.	287,000	1,138
Square Enix Holdings Co. Ltd.	82,300	1,131
Ogaki Kyoritsu Bank Ltd.	386,000	1,129
Nippon Television Holdings Inc.	61,500	1,112
* Nippon Sheet Glass Co. Ltd.	1,056,000	1,107
KYB Co. Ltd.	210,000	1,091
Exedy Corp.	39,900	1,073
SCSK Corp.	52,000	1,060
Awa Bank Ltd.	202,000	1,056
Capcom Co. Ltd.	59,400	1,055
Sumco Corp.	118,536	1,045
Kose Corp.	36,800	1,042
Toyota Boshoku Corp.	71,842	1,039
Nippo Corp.	61,000	1,038
FP Corp.	14,700	1,035
Mochida Pharmaceutical Co. Ltd.	82,000	1,030
Ezaki Glico Co. Ltd.	98,000	1,013
Shochiku Co. Ltd.	100,000	996
Fuji Media Holdings Inc.	550	994
Maeda Road Construction Co. Ltd.	60,000	984
Point Inc.	19,180	961
Hyakujushi Bank Ltd.	309,000	954
Komeri Co. Ltd.	38,300	943
Calsonic Kansei Corp.	177,000	928
Asatsu-DK Inc.	34,000	891
^ Gree Inc.	106,625	864
Tsuruha Holdings Inc.	9,100	837

Toshiba TEC Corp.	145,000	835
Takata Corp.	38,700	808
Toda Corp.	276,000	785
Heiwa Corp.	45,400	781
Pola Orbis Holdings Inc.	22,100	774
Kokuyo Co. Ltd.	105,300	772
Kissei Pharmaceutical Co. Ltd.	39,700	770
Canon Marketing Japan Inc.	60,000	767
Nisshin Steel Holdings Co. Ltd.	87,700	765
Sumitomo Bakelite Co. Ltd.	203,000	763
Pacific Metals Co. Ltd.	167,000	744
Cosmos Pharmaceutical Corp.	7,000	743
Shinko Electric Industries Co. Ltd.	76,600	736
Hitachi Transport System Ltd.	49,500	711
Nissan Shatai Co. Ltd.	55,000	705
Tokai Carbon Co. Ltd.	239,000	687
Kandenko Co. Ltd.	123,000	618
Tokyo Broadcasting System Holdings Inc.	44,400	587
PanaHome Corp.	87,000	538
TV Asahi Corp.	23,700	520
Sumitomo Real Estate Sales Co. Ltd.	8,880	480
Mitsubishi Shokuhin Co. Ltd.	17,500	441
^ OSAKA Titanium Technologies Co.	22,400	436
Hitachi Koki Co. Ltd.	58,800	433
Toppan Forms Co. Ltd.	49,300	425
Tokai Rubber Industries Ltd.	44,400	384
NS Solutions Corp.	19,600	366
Kansai Urban Banking Corp.	320,000	352
* Renesas Electronics Corp.	40,000	159
		3,266,269
Netherlands (2.6%)
Unilever NV	1,800,105	72,223
* ING Groep NV	4,483,630	45,764
Koninklijke Philips NV	1,111,226	35,536
ASML Holding NV	381,023	34,323
Heineken NV	334,360	23,486
Koninklijke Ahold NV	1,096,257	18,061
Akzo Nobel NV	276,574	16,862
Aegon NV	2,082,492	16,046
ArcelorMittal	1,160,043	15,155
Reed Elsevier NV	789,757	15,130
Koninklijke DSM NV	210,621	14,802
* DE Master Blenders 1753 NV	686,773	11,339
* Koninklijke KPN NV	3,605,597	9,495
Wolters Kluwer NV	350,179	8,459
Ziggo NV	192,694	7,669
Heineken Holding NV	113,752	7,136
Randstad Holding NV	124,027	5,999
Fugro NV	91,138	5,559
Koninklijke Vopak NV	77,214	4,448
* SBM Offshore NV	211,108	4,085
* OCI NV	93,141	3,485
Corio NV	75,534	3,293
TNT Express NV	412,804	3,249
Koninklijke Boskalis Westminster NV	85,051	3,201
ASML Holding NV (New York Shares)	6,459	581

Aegon NV (New York) ARS	860	7
		385,393
New Zealand (0.1%)
Fletcher Building Ltd.	793,259	5,148
Telecom Corp. of New Zealand Ltd.	2,119,400	3,812
Auckland International Airport Ltd.	1,144,147	2,875
SKYCITY Entertainment Group Ltd.	672,143	2,247
Sky Network Television Ltd.	450,084	1,924
Contact Energy Ltd.	421,535	1,807
Fisher & Paykel Healthcare Corp. Ltd.	630,760	1,752
Kiwi Income Property Trust	1,164,818	1,055
Chorus Ltd.	434,453	937
Vector Ltd.	289,014	611
Air New Zealand Ltd.	358,579	415
Warehouse Group Ltd.	122,119	383
		22,966
Norway (0.8%)
Statoil ASA	1,110,578	24,107
DNB ASA	1,242,875	20,676
Seadrill Ltd.	408,580	17,465
Telenor ASA	720,859	15,965
Yara International ASA	185,608	8,330
Orkla ASA	893,424	6,900
Subsea 7 SA	333,358	6,340
Schibsted ASA	94,143	4,795
Norsk Hydro ASA	910,512	3,870
Gjensidige Forsikring ASA	197,184	3,052
Aker Solutions ASA	188,009	2,833
		114,333
Other (0.0%)
* Bank of Ireland	29,569,455	6,663

Portugal (0.2%)
EDP - Energias de Portugal SA	1,920,344	6,827
Jeronimo Martins SGPS SA	283,622	5,604
Galp Energia SGPS SA	348,095	5,560
^ Portugal Telecom SGPS SA	605,706	2,311
* Banco Espirito Santo SA	2,344,193	2,283
EDP Renovaveis SA	232,461	1,193
		23,778
Singapore (1.6%)
Singapore Telecommunications Ltd.	8,492,432	26,224
DBS Group Holdings Ltd.	1,991,742	26,137
Oversea-Chinese Banking Corp. Ltd.	3,143,905	26,101
United Overseas Bank Ltd.	1,357,988	22,908
Keppel Corp. Ltd.	1,655,294	13,474
Global Logistic Properties Ltd.	3,471,204	7,741
CapitaLand Ltd.	2,945,252	7,472
Genting Singapore plc	7,058,711	7,362
^ Singapore Press Holdings Ltd.	1,852,823	6,396
Singapore Technologies Engineering Ltd.	1,805,512	6,080
Wilmar International Ltd.	2,449,476	6,063
City Developments Ltd.	683,369	5,711
Singapore Exchange Ltd.	951,442	5,704
CapitaMall Trust	3,007,457	4,793
Singapore Airlines Ltd.	583,934	4,643

	Hutchison Port Holdings Trust	5,870,185	4,339
	Sembcorp Industries Ltd.	1,038,859	4,147
	Ascendas REIT	2,288,869	4,137
	ComfortDelGro Corp. Ltd.	2,343,699	3,689
	Jardine Cycle & Carriage Ltd.	115,821	3,668
^	SembCorp Marine Ltd.	958,937	3,429
	UOL Group Ltd.	621,799	3,415
	Golden Agri-Resources Ltd.	7,399,923	3,053
	Noble Group Ltd.	4,331,958	3,044
	StarHub Ltd.	869,991	3,011
	Suntec REIT	2,372,000	2,965
	Keppel Land Ltd.	895,234	2,594
	CapitaMalls Asia Ltd.	1,578,974	2,474
	CapitaCommercial Trust	2,220,408	2,451
^	Olam International Ltd.	1,647,134	2,197
^	Yangzijiang Shipbuilding Holdings Ltd.	2,400,489	1,765
	Singapore Post Ltd.	1,664,000	1,721
	Venture Corp. Ltd.	290,000	1,670
	SIA Engineering Co. Ltd.	259,000	992
	SMRT Corp. Ltd.	829,000	923
	Wing Tai Holdings Ltd.	531,000	888
	M1 Ltd.	347,000	881
*,^ Neptune Orient Lines Ltd.		1,021,000	862
	Yanlord Land Group Ltd.	751,000	729
^	Cosco Corp. Singapore Ltd.	1,131,000	667
^	Indofood Agri Resources Ltd.	526,000	366
			236,886
South Korea (4.1%)
	Samsung Electronics Co. Ltd.	124,573	141,953
	Hyundai Motor Co.	178,053	36,817
	POSCO	86,038	24,712
	Shinhan Financial Group Co. Ltd.	528,500	19,265
	Hyundai Mobis	77,800	18,966
	Kia Motors Corp.	300,246	17,000
*	SK Hynix Inc.	604,280	14,618
	KB Financial Group Inc.	448,520	14,187
	LG Chem Ltd.	50,776	12,735
	NHN Corp.	45,847	11,978
	Samsung Life Insurance Co. Ltd.	116,089	11,103
	Hana Financial Group Inc.	338,880	10,853
	Samsung Fire & Marine Insurance Co. Ltd.	45,125	9,632
	SK Innovation Co. Ltd.	70,943	9,592
	Hyundai Heavy Industries Co. Ltd.	51,261	9,569
	KT&G Corp.	140,369	9,459
	SK Telecom Co. Ltd.	46,255	9,063
	LG Electronics Inc.	125,379	8,133
	Samsung Heavy Industries Co. Ltd.	206,350	7,329
	Samsung C&T Corp.	144,381	7,140
*	Korea Electric Power Corp.	267,790	6,836
*	LG Display Co. Ltd.	262,120	6,503
	LG Corp.	104,485	6,072
	Samsung SDI Co. Ltd.	39,560	5,732
	LG Household & Health Care Ltd.	10,843	5,709
	KT Corp.	148,070	4,791
	SK Holdings Co. Ltd.	29,967	4,708
	Samsung Electro-Mechanics Co. Ltd.	64,936	4,670
	E-Mart Co. Ltd.	24,293	4,572

Hyundai Engineering & Construction Co. Ltd.	83,607	4,401
Cheil Industries Inc.	54,880	4,340
Celltrion Inc.	72,633	4,220
Hankook Tire Co. Ltd.	78,017	4,173
Woori Finance Holdings Co. Ltd.	413,040	4,133
Lotte Shopping Co. Ltd.	13,196	4,125
Hyundai Steel Co.	64,365	3,919
Orion Corp.	4,297	3,902
Coway Co. Ltd.	64,064	3,416
Kangwon Land Inc.	132,540	3,374
S-Oil Corp.	48,075	3,230
BS Financial Group Inc.	223,300	3,187
Hyundai Glovis Co. Ltd.	18,182	3,132
Korea Zinc Co. Ltd.	12,203	3,121
OCI Co. Ltd.	21,013	3,110
Amorepacific Corp.	3,646	3,075
LG Uplus Corp.	247,230	3,015
GS Holdings	59,151	2,905
Samsung Techwin Co. Ltd.	46,136	2,890
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	109,240	2,879
Samsung Securities Co. Ltd.	69,838	2,860
Hyundai Department Store Co. Ltd.	18,162	2,609
Hyundai Wia Corp.	17,873	2,609
NCSoft Corp.	16,835	2,551
Lotte Chemical Corp.	16,640	2,515
Daelim Industrial Co. Ltd.	31,520	2,491
Samsung Engineering Co. Ltd.	34,341	2,402
Dongbu Insurance Co. Ltd.	56,640	2,398
Cheil Worldwide Inc.	100,830	2,311
SK C&C Co. Ltd.	25,559	2,308
CJ CheilJedang Corp.	8,660	2,184
DGB Financial Group Inc.	142,470	2,135
Doosan Heavy Industries & Construction Co. Ltd.	48,550	1,992
Hyundai Marine & Fire Insurance Co. Ltd.	71,270	1,955
Industrial Bank of Korea	190,630	1,933
Daewoo Securities Co. Ltd.	217,780	1,929
KCC Corp.	6,053	1,879
Daewoo International Corp.	52,720	1,802
Yuhan Corp.	9,132	1,712
Samsung Card Co. Ltd.	50,940	1,711
Hyosung Corp.	28,491	1,709
CJ Corp.	16,565	1,687
Korea Investment Holdings Co. Ltd.	46,210	1,671
Hanwha Corp.	60,760	1,661
Kumho Petro chemical Co. Ltd.	20,549	1,641
* Daewoo Engineering & Construction Co. Ltd.	233,630	1,603
Shinsegae Co. Ltd.	8,012	1,559
S-1 Corp.	25,114	1,554
Mando Corp.	14,583	1,531
Korea Gas Corp.	27,230	1,513
Hanwha Life Insurance Co. Ltd.	252,340	1,512
Hyundai Mipo Dockyard	11,636	1,375
Lotte Confectionery Co. Ltd.	971	1,370
Hanwha Chemical Corp.	80,700	1,349
Hyundai Development Co-Engineering & Construction	73,810	1,309
Woori Investment & Securities Co. Ltd.	125,500	1,306
Doosan Corp.	10,259	1,300

	LS Corp.	19,527	1,251
	Daum Communications Corp.	15,728	1,227
	AMOREPACIFIC Group	3,509	1,213
*	Doosan Infracore Co. Ltd.	108,500	1,191
	Hyundai Hysco Co. Ltd.	33,010	1,158
	Halla Visteon Climate Control Corp.	38,590	1,144
*	CJ Korea Express Co. Ltd.	12,340	1,080
*	Korean Air Lines Co. Ltd.	41,380	1,039
	GS Engineering & Construction Corp.	38,144	1,034
*	Hyundai Merchant Marine Co. Ltd.	72,070	1,028
	Mirae Asset Securities Co. Ltd.	27,700	1,023
	SK Networks Co. Ltd.	176,170	1,018
	Lotte Chilsung Beverage Co. Ltd.	707	926
	NongShim Co. Ltd.	3,957	917
	Samsung Fine Chemicals Co. Ltd.	21,209	901
	LG Hausys Ltd.	6,926	786
	Hite Jinro Co. Ltd.	31,360	767
	Hyundai Securities Co. Ltd.	132,820	735
	KEPCO Engineering & Construction Co. Inc.	10,355	667
*	Hanjin Shipping Co. Ltd.	91,710	658
	SKC Co. Ltd.	22,830	593
	Dongkuk Steel Mill Co. Ltd.	43,000	472
	Daishin Securities Co. Ltd.	46,250	367
	STX Pan Ocean Co. Ltd.	109,540	234
	Daishin Securities Co. Ltd. Prior Pfd.	27,450	155
			615,764
Spain (2.7%)
*	Banco Santander SA	12,472,147	91,245
*	Telefonica SA	4,556,593	65,124
	Banco Bilbao Vizcaya Argentaria SA	6,377,476	60,478
	Inditex SA	246,051	32,844
	Iberdrola SA	5,480,355	30,326
	Repsol SA	1,012,391	24,264
	Amadeus IT Holding SA	457,258	15,726
	Abertis Infraestructuras SA	544,245	10,106
	Ferrovial SA	468,316	7,990
	Grifols SA	188,949	7,980
	Gas Natural SDG SA	356,851	7,265
	Red Electrica Corp. SA	125,617	7,005
^	Banco de Sabadell SA	2,926,101	5,992
*	Banco Popular Espanol SA	1,346,689	5,919
	Enagas SA	234,472	5,794
*	ACS Actividades de Construccion y Servicios SA	199,242	5,737
	Distribuidora Internacional de Alimentacion SA	686,508	5,681
*	CaixaBank	1,385,246	5,110
	Bankinter SA	678,485	3,094
	Zardoya Otis SA	193,618	2,821
	Mapfre SA	748,955	2,742
*	Endesa SA	98,899	2,296
*,^ Mediaset Espana Comunicacion SA		187,510	1,953
^	Acciona SA	30,304	1,429
^	Acerinox SA	106,876	1,096
	Corp Financiera Alba SA	20,599	1,023
*	Telefonica SA ADR	64,080	909
			411,949

Sweden (3.0%)
Nordea Bank AB	3,361,132	42,604
Hennes & Mauritz AB Class B	1,102,297	41,195
Telefonaktiebolaget LM Ericsson Class B	3,460,305	40,902
Swedbank AB Class A	1,211,110	29,194
Volvo AB Class B	1,744,772	25,703
Svenska Handelsbanken AB Class A	557,429	25,288
Atlas Copco AB Class A	718,993	18,755
Skandinaviska Enskilda Banken AB Class A	1,687,922	18,618
TeliaSonera AB	2,513,501	18,180
Svenska Cellulosa AB Class B	665,099	17,594
Assa Abloy AB Class B	363,371	16,111
Sandvik AB	1,252,382	15,854
Investor AB Class B	525,186	15,769
SKF AB	475,893	13,208
Atlas Copco AB Class B	452,997	10,612
Hexagon AB Class B	293,174	8,956
Swedish Match AB	237,697	8,890
Alfa Laval AB	362,953	8,237
Skanska AB Class B	422,913	7,980
Getinge AB	211,746	7,830
Electrolux AB Class B	258,254	7,530
Scania AB Class B	352,887	7,362
Elekta AB Class B	410,922	7,037
Investment AB Kinnevik	231,083	6,957
* Lundin Petroleum AB	227,332	4,992
Tele2 AB	359,480	4,608
Boliden AB	318,094	4,492
Industrivarden AB Class A	225,009	4,292
Securitas AB Class B	353,304	3,444
Modern Times Group AB Class B	60,776	2,860
Husqvarna AB	426,178	2,561
Industrivarden AB	131,583	2,363
Ratos AB	227,520	2,030
Holmen AB	57,666	1,673
^ SSAB AB Class A	212,443	1,381
SSAB AB Class B	98,215	548
		455,610
Switzerland (8.5%)
Nestle SA	3,744,111	253,411
Roche Holding AG	815,743	200,745
Novartis AG	2,703,707	194,361
UBS AG	4,069,504	80,133
ABB Ltd.	2,687,450	59,247
Cie Financiere Richemont SA	577,806	56,523
Credit Suisse Group AG	1,756,163	51,585
Zurich Insurance Group AG	171,217	46,120
Syngenta AG	108,120	42,752
Swiss Re AG	430,381	34,315
Swatch Group AG (Bearer)	35,804	21,277
Transocean Ltd.	400,544	18,890
Holcim Ltd.	259,911	18,803
SGS SA	6,084	13,771
Givaudan SA	9,540	13,278
Geberit AG	44,278	11,879
Swisscom AG	26,460	11,829
Julius Baer Group Ltd.	259,819	11,827

Adecco SA	148,632	9,450
Sonova Holding AG	77,429	8,546
Actelion Ltd.	122,851	8,164
Schindler Holding AG	54,436	7,789
Kuehne & Nagel International AG	58,556	7,087
Sika AG	2,418	6,734
Coca-Cola HBC AG	230,310	6,065
Swiss Life Holding AG	33,747	6,056
Swatch Group AG (Registered)	57,381	5,925
Baloise Holding AG	54,114	5,875
Lindt & Spruengli AG Regular	121	5,498
Partners Group Holding AG	20,272	5,368
Clariant AG	312,979	4,893
Lonza Group AG	61,431	4,728
Swiss Prime Site AG	63,905	4,700
Lindt & Spruengli AG	1,062	4,172
Aryzta AG (Switzerland Shares)	67,528	4,170
PSP Swiss Property AG	46,357	4,092
Sulzer AG	27,077	4,047
Schindler Holding AG (Registered)	25,873	3,607
GAM Holding AG	211,499	3,374
EMS-Chemie Holding AG	8,402	2,949
DKSH Holding AG	29,986	2,680
Pargesa Holding SA	33,006	2,370
Barry Callebaut AG	2,100	2,035
Aryzta AG (Ireland Shares)	29,167	1,792
Banque Cantonale Vaudoise	3,315	1,707
UBS AG (New York Shares)	24,469	481
		1,275,100
United Kingdom (20.3%)
HSBC Holdings plc	21,623,634	245,504
Vodafone Group plc	54,029,344	161,823
BP plc	22,101,721	152,698
GlaxoSmithKline plc	5,718,809	146,309
Royal Dutch Shell plc Class A	3,553,772	121,260
British American Tobacco plc	2,227,527	118,832
Royal Dutch Shell plc Class B	2,978,358	105,346
Diageo plc	2,924,290	91,644
AstraZeneca plc	1,448,320	73,468
BG Group plc	3,951,333	71,252
BHP Billiton plc	2,452,156	70,192
Barclays plc	14,931,475	65,236
Rio Tinto plc	1,448,523	65,184
Unilever plc	1,400,706	56,881
SABMiller plc	1,097,575	53,799
Reckitt Benckiser Group plc	748,991	53,321
Standard Chartered plc	2,295,346	53,238
Prudential plc	2,962,524	52,614
Tesco plc	9,328,113	52,144
* Lloyds Banking Group plc	48,715,706	50,721
National Grid plc	4,223,702	50,479
BT Group plc	9,141,607	47,301
Glencore Xstrata plc	10,096,224	42,638
Rolls-Royce Holdings plc	2,173,108	38,745
Imperial Tobacco Group plc	1,131,130	37,967
Centrica plc	5,981,477	35,561
Anglo American plc London Shares	1,517,041	32,542

Royal Dutch Shell plc Class A (Amsterdam Shares)	855,798	29,212
Compass Group plc	2,111,238	28,865
SSE plc	1,112,646	26,636
BAE Systems plc	3,766,343	25,543
WPP plc	1,365,169	24,647
Shire plc	649,380	23,690
Experian plc	1,172,570	21,987
ARM Holdings plc	1,621,522	21,758
Legal & General Group plc	6,804,943	19,969
Pearson plc	943,972	19,381
Aviva plc	3,419,127	19,292
Reed Elsevier plc	1,379,086	17,851
Old Mutual plc	5,673,748	16,756
Kingfisher plc	2,750,026	16,638
Tullow Oil plc	1,049,310	16,599
CRH plc (XDUB)	773,332	16,252
Standard Life plc	2,732,367	15,779
Wolseley plc	316,951	15,174
British Sky Broadcasting Group plc	1,129,327	14,227
Next plc	179,779	13,645
Marks & Spencer Group plc	1,865,602	13,642
Land Securities Group plc	903,916	13,067
Smith & Nephew plc	1,040,938	12,403
Capita plc	755,236	11,998
Associated British Foods plc	404,549	11,968
Burberry Group plc	508,857	11,862
* Royal Bank of Scotland Group	2,399,323	11,586
WM Morrison Supermarkets plc	2,512,603	11,059
ITV plc	4,245,167	10,918
British Land Co. plc	1,145,120	10,411
Johnson Matthey plc	237,883	10,264
Whitbread plc	206,480	10,155
GKN plc	1,892,747	10,066
J Sainsbury plc	1,622,763	9,725
Smiths Group plc	455,531	9,581
InterContinental Hotels Group plc	310,101	8,998
United Utilities Group plc	793,528	8,703
Intertek Group plc	187,078	8,613
Bunzl plc	384,504	8,254
Carnival plc	211,830	8,154
Weir Group plc	246,678	8,070
RSA Insurance Group plc	4,232,837	8,063
Aggreko plc	292,633	7,933
Randgold Resources Ltd.	106,585	7,853
Resolution Ltd.	1,580,323	7,777
IMI plc	371,547	7,761
Meggitt plc	911,222	7,598
Vodafone Group plc ADR	251,879	7,544
Babcock International Group plc	416,793	7,459
Severn Trent plc	276,363	7,444
William Hill plc	1,001,527	7,411
Tate & Lyle plc	541,138	6,913
Sage Group plc	1,288,820	6,870
Rexam plc	915,393	6,847
Hammerson plc	822,736	6,634
3i Group plc	1,121,139	6,528
Aberdeen Asset Management plc	1,089,925	6,379

Melrose Industries plc			1,475,658	6,339
Petrofac Ltd.			301,732	6,020
Croda International plc			157,113	6,001
John Wood Group plc			418,818	5,751
Invensys plc			755,273	5,722
AMEC plc			343,697	5,631
G4S plc			1,628,363	5,604
Informa plc			695,843	5,558
Antofagasta plc			410,972	5,513
Serco Group plc			574,889	5,497
Cobham plc			1,249,207	5,473
easyJet plc			251,205	5,399
Inmarsat plc			492,828	5,128
London Stock Exchange Group plc			205,655	4,907
Schroders plc (Voting Shares)			131,139	4,884
*	International Consolidated Airlines Group SA (London Shares)		1,084,697	4,797
Admiral Group plc			223,588	4,774
Drax Group plc			466,866	4,561
Segro plc			865,193	4,087
Intu Properties plc			780,393	3,995
Investec plc			585,339	3,916
ICAP plc			625,829	3,869
Daily Mail & General Trust plc			313,062	3,847
Hargreaves Lansdown plc			254,790	3,801
Ladbrokes plc			1,058,162	3,428
TUI Travel plc			580,280	3,370
Rentokil Initial plc			2,091,249	3,110
Fresnillo plc			196,238	3,082
* Cairn Energy plc			696,788	2,852
Ashmore Group plc			451,498	2,546
*,^ Lonmin plc			502,328	2,385
Polyus Gold International Ltd.			774,315	2,349
Man Group plc			1,910,501	2,324
Polymetal International plc			233,237	2,299
Vedanta Resources plc			117,925	2,088
WPP plc ADR			19,184	1,728
Schroders plc			56,953	1,661
CRH plc (XLON)			70,265	1,479
^ Kazakhmys plc			238,524	947
Eurasian Natural Resources Corp. plc			284,319	943
Evraz plc			580,740	828
* Essar Energy plc			330,407	668
Ferrexpo plc			172,567	444
African Barrick Gold plc			130,930	225
				3,046,941
Total Common Stocks (Cost $13,009,015)				14,956,564
	Coupon
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.5%)
[2,3] Vanguard Market Liquidity Fund	0.124%		233,887,311	233,887

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5,6]Fannie Mae Discount Notes	0.110%	8/21/13	5,400	5,400

[6,7]	Federal Home Loan Bank Discount Notes	0.070%	8/21/13	2,500	2,500
[5,7]	Federal Home Loan Bank Discount Notes	0.095%	10/4/13	100	100
[5,7]	Federal Home Loan Bank Discount Notes	0.090%	10/25/13	500	500
[4,5]	Freddie Mac Discount Notes	0.100%	11/12/13	1,000	999
					9,499
Total Temporary Cash Investments (Cost $243,387)					243,386
Total Investments (101.1%) (Cost $13,252,402)					15,199,950
Other Assets and Liabilities-Net (-1.1%)[3]					(168,864)
Net Assets (100%)					15,031,086

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $76,613,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $81,556,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $4,199,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $1,573,000 have been segregated as collateral for open forward currency contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Developed Markets Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	24,602	14,931,962	—
Temporary Cash Investments	233,887	9,499	—
Futures Contracts— Liabilities [1]	(247)	—	—
Forward Currency Contracts—Liabilities	—	(1,295)	—
Total	258,242	14,940,166	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by, entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward

Developed Markets Index Fund

currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2013	584	21,372	509
FTSE 100 Index	September 2013	208	20,697	739
Topix Index	September 2013	134	15,334	210
S&P ASX 200 Index	September 2013	76	8,543	336

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

Developed Markets Index Fund

At July 31, 2013 the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	9/25/13	EUR	16,073	USD	21,555	(168)
UBS AG	9/25/13	GBP	13,410	USD	20,987	(595)
UBS AG	9/18/13	JPY	1,427,770	USD	14,638	(52)
UBS AG	9/24/13	AUD	9,277	USD	8,788	(480)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2013, the cost of investment securities for tax purposes was $13,279,059,000. Net unrealized appreciation of investment securities for tax purposes was $1,920,891,000, consisting of unrealized gains of $2,885,315,000 on securities that had risen in value since their purchase and $964,424,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: September 18, 2013
VANGUARD STAR FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444,
Incorporated by Reference.